2012 Annual Report

RiverSource Retirement Advisor
Variable Annuity® – Band 3

S-6477 V (4/13)	Issued by: RiverSource Life Insurance Company

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE COMPANY
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 that is offered through RiverSource Retirement Advisor Variable Annuity® – Band 3 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 22, 2013

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Assets

Investments, at fair value(1),(2)	$8,574,701	$105,999,692	$215,932,578	$14,312,511	$41,208,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,521	23,406	15,300	16,278	964
Receivable for share redemptions	10,526	129,511	347,887	16,604	129,853

Total assets	8,587,748	106,152,609	216,295,765	14,345,393	41,339,025

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	6,680	77,793	159,933	10,266	32,302
Contract terminations	3,846	51,717	187,954	6,338	97,551
Payable for investments purchased	2,521	23,406	15,300	16,278	964

Total liabilities	13,047	152,916	363,187	32,882	130,817

Net assets applicable to contracts in accumulation period	8,546,046	105,859,443	215,514,999	14,267,301	41,139,376
Net assets applicable to contracts in payment period	28,655	140,250	417,579	45,210	68,832
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$8,574,701	$105,999,693	$215,932,578	$14,312,511	$41,208,208

(1) Investment shares	522,211	5,130,672	16,817,179	1,602,745	2,824,415
(2) Investments, at cost	$8,265,688	$105,412,052	$269,349,493	$13,897,378	$36,717,560

	AC VP	AC VP	BlackRock		Col VP
	Ultra,	Val,	Global Alloc,	Calvert VP	Bal,
Dec. 31, 2012 (continued)	Cl II	Cl I	Cl III	SRI Bal	Cl 3

Assets

Investments, at fair value(1),(2)	$26,222,211	$44,738,585	$11,367,882	$24,109,219	$212,150,540
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	38,549	—	10,760	1,601	22,545
Receivable for share redemptions	27,392	119,549	17,014	99,687	—

Total assets	26,288,152	44,858,134	11,395,656	24,210,507	212,173,085

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	19,788	32,119	8,649	17,345	180,096
Contract terminations	7,604	87,430	8,365	82,342	47,572
Payable for investments purchased	38,549	—	10,760	1,601	—

Total liabilities	65,941	119,549	27,774	101,288	227,668

Net assets applicable to contracts in accumulation period	26,210,273	44,335,655	11,332,298	24,037,972	208,413,646
Net assets applicable to contracts in payment period	11,938	402,930	35,194	71,247	3,531,669
Net assets applicable to seed money	—	—	390	—	102

Total net assets	$26,222,211	$44,738,585	$11,367,882	$24,109,219	$211,945,417

(1) Investment shares	2,462,179	6,861,746	792,739	12,629,240	13,111,900
(2) Investments, at cost	$22,967,958	$45,424,025	$11,125,666	$22,429,868	$185,675,250

See accompanying notes to financial statements.

2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$294,874,723	$1,004,346,637	$708,881,992	$272,579,039	$326,338,666
Dividends receivable	242	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	873,688	262,795	68,795	16,761	26,972
Receivable for share redemptions	—	—	—	—	—

Total assets	295,748,653	1,004,609,432	708,950,787	272,595,800	326,365,638

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	230,568	780,787	547,252	219,821	254,739
Contract terminations	191,255	229,039	192,407	239,440	144,781
Payable for investments purchased	—	—	—	—	—

Total liabilities	421,823	1,009,826	739,659	459,261	399,520

Net assets applicable to contracts in accumulation period	294,879,604	999,210,084	704,669,253	271,389,502	325,345,166
Net assets applicable to contracts in payment period	447,226	4,389,522	3,541,875	747,037	620,952
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$295,326,830	$1,003,599,606	$708,211,128	$272,136,539	$325,966,118

(1) Investment shares	294,874,723	89,116,827	49,711,220	16,846,665	26,727,164
(2) Investments, at cost	$294,806,253	$940,650,437	$601,305,044	$218,710,246	$295,777,456

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$458,585,589	$223,410,959	$99,524,320	$122,892,407	$374,253,352
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,403	3,710	5,557	52,046	2,540
Receivable for share redemptions	—	—	—	—	—

Total assets	458,592,992	223,414,669	99,529,877	122,944,453	374,255,892

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	358,565	170,311	86,252	88,720	308,982
Contract terminations	151,204	91,022	48,017	128,639	232,172
Payable for investments purchased	—	—	—	—	—

Total liabilities	509,769	261,333	134,269	217,359	541,154

Net assets applicable to contracts in accumulation period	455,483,952	222,664,778	98,388,094	122,335,910	369,334,714
Net assets applicable to contracts in payment period	2,599,271	488,558	1,007,514	391,184	4,380,024
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$458,083,223	$223,153,336	$99,395,608	$122,727,094	$373,714,738

(1) Investment shares	63,604,104	21,216,615	8,231,954	15,497,151	16,166,452
(2) Investments, at cost	$419,672,785	$209,004,143	$89,341,775	$115,926,511	$363,797,027

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  3

Statements of Assets and Liabilities

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$167,644,485	$45,384,951	$86,971,805	$79,204,322	$133,998,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	27,753	23,479	4,847	1,306	77,489
Receivable for share redemptions	—	—	—	—	—

Total assets	167,672,238	45,408,430	86,976,652	79,205,628	134,076,319

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	127,257	35,295	72,061	60,021	99,700
Contract terminations	182,721	31,072	149,602	106,802	43,643
Payable for investments purchased	—	—	—	—	—

Total liabilities	309,978	66,367	221,663	166,823	143,343

Net assets applicable to contracts in accumulation period	166,993,399	45,159,239	86,052,231	78,962,837	133,297,374
Net assets applicable to contracts in payment period	368,861	182,440	702,758	75,968	635,533
Net assets applicable to seed money	—	384	—	—	69

Total net assets	$167,362,260	$45,342,063	$86,754,989	$79,038,805	$133,932,976

(1) Investment shares	7,554,957	2,931,844	6,334,436	6,672,647	13,254,088
(2) Investments, at cost	$130,827,741	$56,072,853	$72,122,748	$75,624,518	$104,482,833

					DWS Alt
	Col VP Select	Col VP Select	Col VP	CS	Asset
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Alloc VIP,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B

Assets

Investments, at fair value(1),(2)	$25,324,496	$48,672,808	$231,036,452	$72,693,382	$8,148,073
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,557	579	12,450	40,475	98,544
Receivable for share redemptions	—	—	—	62,327	5,971

Total assets	25,337,053	48,673,387	231,048,902	72,796,184	8,252,588

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	18,924	35,431	175,937	55,878	5,971
Contract terminations	43,225	92,181	177,001	6,449	—
Payable for investments purchased	—	—	—	40,475	98,544

Total liabilities	62,149	127,612	352,938	102,802	104,515

Net assets applicable to contracts in accumulation period	25,265,651	48,428,333	230,140,144	72,510,987	8,138,105
Net assets applicable to contracts in payment period	9,253	117,442	555,820	182,395	9,344
Net assets applicable to seed money	—	—	—	—	624

Total net assets	$25,274,904	$48,545,775	$230,695,964	$72,693,382	$8,148,073

(1) Investment shares	2,170,051	3,925,226	22,024,447	10,369,955	587,037
(2) Investments, at cost	$21,292,077	$45,117,132	$226,917,196	$96,529,251	$7,947,708

See accompanying notes to financial statements.

4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$247,086,149	$429,506,378	$53,538,005	$109,281,306	$19,241,299
Dividends receivable	876,016	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	79,194	59,271	107	31	19,524
Receivable for share redemptions	211,432	598,304	77,153	160,768	22,713

Total assets	248,252,791	430,163,953	53,615,265	109,442,105	19,283,536

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	190,888	329,445	38,247	77,884	13,758
Contract terminations	20,544	268,859	38,906	82,884	8,955
Payable for investments purchased	955,210	59,271	107	31	19,524

Total liabilities	1,166,642	657,575	77,260	160,799	42,237

Net assets applicable to contracts in accumulation period	246,770,231	428,365,194	53,326,191	108,317,197	19,021,193
Net assets applicable to contracts in payment period	315,918	1,140,747	211,814	964,109	220,106
Net assets applicable to seed money	—	437	—	—	—

Total net assets	$247,086,149	$429,506,378	$53,538,005	$109,281,306	$19,241,299

(1) Investment shares	26,119,043	16,519,476	3,694,824	3,595,963	1,201,080
(2) Investments, at cost	$241,065,342	$426,569,017	$51,876,300	$85,056,419	$21,637,267

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	Structd U.S. Eq,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Assets

Investments, at fair value(1),(2)	$157,516,454	$146,397,984	$233,128,258	$7,007,542	$134,878,428
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,158	8,523	—	558	48,087
Receivable for share redemptions	213,019	290,839	386,316	4,974	133,770

Total assets	157,736,631	146,697,346	233,514,574	7,013,074	135,060,285

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	115,900	108,873	168,455	4,974	98,251
Contract terminations	97,119	181,966	217,861	—	35,519
Payable for investments purchased	7,158	8,523	—	558	48,087

Total liabilities	220,177	299,362	386,316	5,532	181,857

Net assets applicable to contracts in accumulation period	157,189,847	146,052,867	232,313,910	6,973,615	134,366,167
Net assets applicable to contracts in payment period	326,607	344,671	814,348	33,927	512,261
Net assets applicable to seed money	—	446	—	—	—

Total net assets	$157,516,454	$146,397,984	$233,128,258	$7,007,542	$134,878,428

(1) Investment shares	11,038,294	8,030,608	15,207,323	551,341	11,110,249
(2) Investments, at cost	$210,161,107	$111,603,625	$214,568,916	$6,175,823	$132,573,390

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Global Hlth,	Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$27,189,712	$94,833,170	$13,577,633	$208,333,851	$15,113,697
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	48,898	5,057	3,069	77,971	44
Receivable for share redemptions	20,979	142,889	10,628	268,838	16,587

Total assets	27,259,589	94,981,116	13,591,330	208,680,660	15,130,328

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	20,656	71,385	9,582	154,485	10,839
Contract terminations	323	71,504	1,045	114,353	5,747
Payable for investments purchased	48,898	5,057	3,069	77,971	44

Total liabilities	69,877	147,946	13,696	346,809	16,630

Net assets applicable to contracts in accumulation period	27,153,230	94,752,794	13,531,484	208,177,689	15,049,427
Net assets applicable to contracts in payment period	36,482	80,376	46,150	156,162	64,271
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$27,189,712	$94,833,170	$13,577,634	$208,333,851	$15,113,698

(1) Investment shares	1,326,975	3,195,188	374,246	15,758,990	3,855,535
(2) Investments, at cost	$22,976,719	$84,035,766	$13,910,632	$193,975,980	$15,378,635

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$13,636,151	$16,994,542	$56,511,650	$457,286	$68,216,101
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,363	63	14,122	35,205	22
Receivable for share redemptions	9,590	27,318	114,264	312	123,683

Total assets	13,647,104	17,021,923	56,640,036	492,803	68,339,806

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	9,435	11,972	43,278	312	49,032
Contract terminations	156	15,346	70,986	—	74,651
Payable for investments purchased	1,363	63	14,122	35,205	22

Total liabilities	10,954	27,381	128,386	35,517	123,705

Net assets applicable to contracts in accumulation period	13,636,150	16,853,188	56,490,613	455,875	67,940,405
Net assets applicable to contracts in payment period	—	141,354	20,026	—	275,696
Net assets applicable to seed money	—	—	1,011	1,411	—

Total net assets	$13,636,150	$16,994,542	$56,511,650	$457,286	$68,216,101

(1) Investment shares	315,798	2,758,854	2,162,711	41,647	1,842,185
(2) Investments, at cost	$11,211,635	$14,315,749	$47,371,201	$448,757	$65,863,254

See accompanying notes to financial statements.

6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$72,076,929	$52,917,514	$239,436,746	$65,057,029	$43,946,049
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,305	19,146	42,436	1,143	2,662
Receivable for share redemptions	81,976	42,046	202,972	94,861	143,523

Total assets	72,163,210	52,978,706	239,682,154	65,153,033	44,092,234

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	53,621	38,426	181,969	49,982	34,653
Contract terminations	28,355	3,620	21,003	44,879	108,870
Payable for investments purchased	4,305	19,146	42,436	1,143	2,662

Total liabilities	86,281	61,192	245,408	96,004	146,185

Net assets applicable to contracts in accumulation period	71,963,112	52,818,369	238,960,463	64,976,933	43,882,764
Net assets applicable to contracts in payment period	113,817	99,145	475,720	80,096	62,748
Net assets applicable to seed money	—	—	563	—	537

Total net assets	$72,076,929	$52,917,514	$239,436,746	$65,057,029	$43,946,049

(1) Investment shares	6,041,654	3,525,484	8,773,791	6,877,064	4,130,268
(2) Investments, at cost	$59,748,765	$50,581,210	$215,855,353	$58,324,133	$45,722,407

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Intl Eq,	Global VA,	Strategic Inc	Sm Cap VA,	VIT All Asset,
Dec. 31, 2012 (continued)	Cl S	Serv	VA, Srv	Serv	Advisor Cl

Assets

Investments, at fair value(1),(2)	$17,984,152	$92,609,727	$823,175,337	$62,202,732	$298,500,037
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,520	5,998	147,837	115,398	155,607
Receivable for share redemptions	34,086	173,820	810,930	57,561	251,174

Total assets	18,042,758	92,789,545	824,134,104	62,375,691	298,906,818

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	13,714	71,025	632,625	47,836	232,080
Contract terminations	20,371	102,795	178,305	9,726	19,094
Payable for investments purchased	24,520	5,998	147,837	115,398	155,607

Total liabilities	58,605	179,818	958,767	172,960	406,781

Net assets applicable to contracts in accumulation period	17,961,706	92,360,257	820,996,577	62,119,926	296,913,940
Net assets applicable to contracts in payment period	22,447	248,549	2,178,760	82,103	1,585,688
Net assets applicable to seed money	—	921	—	702	409

Total net assets	$17,984,153	$92,609,727	$823,175,337	$62,202,731	$298,500,037

(1) Investment shares	1,811,093	2,871,619	142,171,906	3,116,369	26,001,745
(2) Investments, at cost	$18,510,215	$85,052,421	$753,095,742	$51,645,874	$288,278,290

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  7

Statements of Assets and Liabilities

	PIMCO VIT Glb	Put VT	Royce
	Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Dec. 31, 2012 (continued)	Advisor Cl	Cl IB	Invest Cl	Val	Cl 2

Assets

Investments, at fair value(1),(2)	$3,354,617	$24,654,927	$31,894,272	$29,223,183	$846,751,351
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	162	5,930	11	22	32,634
Receivable for share redemptions	4,503	74,854	39,568	49,229	—

Total assets	3,359,282	24,735,711	31,933,851	29,272,434	846,783,985

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,621	17,474	22,978	21,027	682,148
Contract terminations	1,881	57,380	16,590	28,202	99,416
Payable for investments purchased	162	5,930	11	22	—

Total liabilities	4,664	80,784	39,579	49,251	781,564

Net assets applicable to contracts in accumulation period	3,353,760	24,589,923	31,658,641	29,041,335	845,783,075
Net assets applicable to contracts in payment period	—	65,004	235,631	181,848	219,316
Net assets applicable to seed money	858	—	—	—	30

Total net assets	$3,354,618	$24,654,927	$31,894,272	$29,223,183	$846,002,421

(1) Investment shares	262,901	1,098,215	2,912,719	2,027,979	68,066,829
(2) Investments, at cost	$3,297,793	$19,810,648	$26,092,241	$33,315,564	$766,670,866

		VP BR Gl
	VP Aggr,	Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Dec. 31, 2012 (continued)	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$1,491,417,987	$250,582,143	$967,938,921	$1,916,683,600	$6,071,286,858
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	18,840	22,563	163,942	1,326,362	1,017,215
Receivable for share redemptions	—	—	—	—	—

Total assets	1,491,436,827	250,604,706	968,102,863	1,918,009,962	6,072,304,073

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,146,884	191,094	828,383	1,545,327	5,073,718
Contract terminations	1,017,627	72,125	508,343	803,548	673,371
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,164,511	263,219	1,336,726	2,348,875	5,747,089

Net assets applicable to contracts in accumulation period	1,489,272,316	250,259,273	966,637,409	1,915,661,087	6,065,948,501
Net assets applicable to contracts in payment period	—	82,214	128,708	—	608,463
Net assets applicable to seed money	—	—	20	—	20

Total net assets	$1,489,272,316	$250,341,487	$966,766,137	$1,915,661,087	$6,066,556,984

(1) Investment shares	119,696,468	26,211,521	83,084,886	164,522,197	496,020,168
(2) Investments, at cost	$1,175,598,212	$249,544,629	$907,936,885	$1,715,123,300	$5,484,688,454

See accompanying notes to financial statements.

8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$10,953,998,189	$3,353,976,463	$5,966,960,416	$1,974,071,232	$3,657,994,079
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	556,466	389,351	52,211	582,401	230,676
Receivable for share redemptions	—	—	—	—	—

Total assets	10,954,554,655	3,354,365,814	5,967,012,627	1,974,653,633	3,658,224,755

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	8,675,533	2,733,627	4,617,185	1,662,017	2,941,196
Contract terminations	951,593	762,310	2,565,707	455,628	2,111,516
Payable for investments purchased	—	—	—	—	—

Total liabilities	9,627,126	3,495,937	7,182,892	2,117,645	5,052,712

Net assets applicable to contracts in accumulation period	10,944,927,529	3,348,758,847	5,959,829,735	1,972,144,907	3,653,172,043
Net assets applicable to contracts in payment period	—	2,111,010	—	391,061	—
Net assets applicable to seed money	—	20	—	20	—

Total net assets	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988	$3,653,172,043

(1) Investment shares	894,203,934	270,918,939	481,206,485	165,471,185	305,852,348
(2) Investments, at cost	$8,874,669,102	$3,023,841,670	$4,757,635,194	$1,814,812,640	$3,108,348,880

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Intl	USA

Assets

Investments, at fair value(1),(2)	$137,260,753	$40,886,506	$13,836,078	$318,049,091	$344,355,060
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,159	7,152	2,436	3,838	1,755
Receivable for share redemptions	—	—	—	—	—

Total assets	137,263,912	40,893,658	13,838,514	318,052,929	344,356,815

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	100,450	31,002	10,320	236,650	254,222
Contract terminations	172,038	24,580	31,160	219,444	230,851
Payable for investments purchased	—	—	—	—	—

Total liabilities	272,488	55,582	41,480	456,094	485,073

Net assets applicable to contracts in accumulation period	136,674,526	40,778,105	13,773,812	317,110,020	343,252,164
Net assets applicable to contracts in payment period	316,898	59,971	23,222	486,815	619,578
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$136,991,424	$40,838,076	$13,797,034	$317,596,835	$343,871,742

(1) Investment shares	8,293,701	3,831,912	1,130,399	10,197,149	10,175,977
(2) Investments, at cost	$106,702,899	$33,396,705	$12,074,705	$266,882,811	$283,078,688

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  9

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT	WF Adv VT
	Index Asset Alloc,	Intl Eq,	Sm Cap Gro,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$28,892,653	$49,421,445	$63,273,528
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,753	2,263	20,265
Receivable for share redemptions	20,971	57,296	55,875

Total assets	28,928,377	49,481,004	63,349,668

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	20,960	37,556	48,619
Contract terminations	11	19,740	7,256
Payable for investments purchased	14,753	2,263	20,265

Total liabilities	35,724	59,559	76,140

Net assets applicable to contracts in accumulation period	28,679,244	49,273,418	63,213,899
Net assets applicable to contracts in payment period	213,409	148,027	59,252
Net assets applicable to seed money	—	—	377

Total net assets	$28,892,653	$49,421,445	$63,273,528

(1) Investment shares	2,144,963	9,964,001	8,029,636
(2) Investments, at cost	$26,393,125	$45,824,772	$58,694,404

See accompanying notes to financial statements.

10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Operations

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Investment income

Dividend income	$ —	$ 1,454,300	$ 2,906,818	$ 132,267	$ 752,149
Variable account expenses	86,217	948,733	1,963,015	126,396	374,999

Investment income (loss) — net	(86,217)	505,567	943,803	5,871	377,150

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,244,816	22,533,426	55,566,825	4,606,349	10,118,397
Cost of investments sold	4,287,899	23,454,466	74,021,204	4,938,615	9,342,442

Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	(332,266)	775,955
Distributions from capital gains	—	—	—	—	2,233,365
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	3,066,524	2,265,079

Net gain (loss) on investments	1,223,034	16,026,174	26,988,695	2,734,258	5,274,399

Net increase (decrease) in net assets resulting from operations	$1,136,817	$16,531,741	$27,932,498	$2,740,129	$5,651,549

	AC VP	AC VP	BlackRock		Col VP
	Ultra,	Val,	Global Alloc,	Calvert VP	Bal,
Period ended Dec. 31, 2012 (continued)	Cl II	Cl I	Cl III(1)	SRI Bal	Cl 3

Investment income

Dividend income	$ —	$ 885,167	$165,965	$ 295,572	$ —
Variable account expenses	242,824	394,522	36,200	211,680	2,161,710

Investment income (loss) — net	(242,824)	490,645	129,765	83,892	(2,161,710)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	6,232,703	10,545,726	745,970	3,764,458	36,250,454
Cost of investments sold	5,530,702	11,166,427	733,068	3,521,199	32,792,216

Net realized gain (loss) on sales of investments	702,001	(620,701)	12,902	243,259	3,458,238
Distributions from capital gains	—	—	36,840	—	—
Net change in unrealized appreciation or depreciation of investments	2,802,864	6,150,898	242,216	1,944,162	25,206,058

Net gain (loss) on investments	3,504,865	5,530,197	291,958	2,187,421	28,664,296

Net increase (decrease) in net assets resulting from operations	$3,262,041	$ 6,020,842	$421,723	$2,271,313	$26,502,586

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 32,685	$ 39,181,055	$ —	$ 1,046,618	$ 9,040,347
Variable account expenses	3,044,814	9,320,589	6,894,513	2,605,122	3,144,644

Investment income (loss) — net	(3,012,129)	29,860,466	(6,894,513)	(1,558,504)	5,895,703

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	149,672,300	135,480,730	166,998,354	56,737,370	60,460,706
Cost of investments sold	149,635,119	126,637,956	148,686,200	49,421,300	55,657,340

Net realized gain (loss) on sales of investments	37,181	8,842,774	18,312,154	7,316,070	4,803,366
Distributions from capital gains	—	26,128,545	—	6,155,220	1,788,655
Net change in unrealized appreciation or depreciation of investments	(37,242)	(269,237)	82,437,103	36,274,035	5,448,099

Net gain (loss) on investments	(61)	34,702,082	100,749,257	49,745,325	12,040,120

Net increase (decrease) in net assets resulting from operations	$ (3,012,190)	$ 64,562,548	$ 93,854,744	$48,186,821	$17,935,823

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  11

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$33,191,600	$14,193,432	$ 1,577,154	$ —	$ —
Variable account expenses	4,200,975	1,952,408	1,050,810	1,085,615	3,846,439

Investment income (loss) — net	28,990,625	12,241,024	526,344	(1,085,615)	(3,846,439)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	66,305,824	31,305,957	25,214,560	25,629,297	66,947,099
Cost of investments sold	62,451,441	29,965,356	24,140,001	25,234,631	66,808,644

Net realized gain (loss) on sales of investments	3,854,383	1,340,601	1,074,559	394,666	138,455
Distributions from capital gains	—	4,407,781	—	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	9,821,379	14,086,091	22,786,646	51,416,258

Net gain (loss) on investments	32,845,248	15,569,761	15,160,650	23,181,312	51,554,713

Net increase (decrease) in net assets resulting from operations	$61,835,873	$27,810,785	$15,686,994	$22,095,697	$47,708,274

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 1,250,191	$ 435,611	$ —	$ —	$ —
Variable account expenses	1,650,795	434,358	936,705	752,043	1,191,161

Investment income (loss) — net	(400,604)	1,253	(936,705)	(752,043)	(1,191,161)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	44,479,525	13,641,624	23,373,430	22,621,021	27,012,030
Cost of investments sold	34,738,554	18,276,036	19,524,257	23,274,941	21,731,160

Net realized gain (loss) on sales of investments	9,740,971	(4,634,412)	3,849,173	(653,920)	5,280,870
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,330,902	11,952,584	6,875,079	14,998,190	14,181,827

Net gain (loss) on investments	21,071,873	7,318,172	10,724,252	14,344,270	19,462,697

Net increase (decrease) in net assets resulting from operations	$20,671,269	$ 7,319,425	$ 9,787,547	$13,592,227	$18,271,536

	Col VP Select	Col VP Select	Col VP	CS	DWS Alt
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Asset Alloc VIP,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B(1)

Investment income

Dividend income	$ —	$ —	$ 2,207,804	$ —	$ —
Variable account expenses	227,956	438,135	2,154,511	736,864	22,567

Investment income (loss) — net	(227,956)	(438,135)	53,293	(736,864)	(22,567)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	8,601,724	11,759,882	63,500,630	19,845,217	230,516
Cost of investments sold	7,719,796	11,599,641	62,514,086	25,887,728	225,995

Net realized gain (loss) on sales of investments	881,928	160,241	986,544	(6,042,511)	4,521
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,437,791	8,202,024	665,950	4,469,156	200,365

Net gain (loss) on investments	4,319,719	8,362,265	1,652,494	(1,573,355)	204,886

Net increase (decrease) in net assets resulting from operations	$4,091,763	$ 7,924,130	$ 1,705,787	$ (2,310,219)	$182,319

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Operations

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$10,251,012	$ 4,793,669	$ 1,133,790	$ 564,600	$ 346,058
Variable account expenses	2,239,367	4,018,176	472,875	1,005,763	170,185

Investment income (loss) — net	8,011,645	775,493	660,915	(441,163)	175,873

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	39,784,207	79,346,509	12,162,950	32,115,528	5,513,312
Cost of investments sold	39,039,709	82,043,555	12,205,359	23,320,416	6,615,540

Net realized gain (loss) on sales of investments	744,498	(2,697,046)	(42,409)	8,795,112	(1,102,228)
Distributions from capital gains	2,828,139	—	25,430	8,631,268	63,028
Net change in unrealized appreciation or depreciation of investments	3,511,096	64,573,543	8,420,458	(1,051,949)	4,507,883

Net gain (loss) on investments	7,083,733	61,876,497	8,403,479	16,374,431	3,468,683

Net increase (decrease) in net assets resulting from operations	$15,095,378	$62,651,990	$ 9,064,394	$15,933,268	$ 3,644,556

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Investment income

Dividend income	$ —	$ 1,165,269	$ 2,670,416	$ 82,254	$ 2,445,840
Variable account expenses	1,325,122	1,308,316	2,096,854	63,234	1,220,270

Investment income (loss) — net	(1,325,122)	(143,047)	573,562	19,020	1,225,570

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	24,114,536	35,638,256	56,724,398	1,950,589	27,192,770
Cost of investments sold	35,846,679	29,615,074	55,191,187	1,752,390	27,303,516

Net realized gain (loss) on sales of investments	(11,732,143)	6,023,182	1,533,211	198,199	(110,746)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,187,345	17,830,486	37,616,461	661,672	17,015,835

Net gain (loss) on investments	36,455,202	23,853,668	39,149,672	859,871	16,905,089

Net increase (decrease) in net assets resulting from operations	$ 35,130,080	$23,710,621	$39,723,234	$ 878,891	$18,130,659

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Global Hlth,	Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I(1)	Ser II	Ser I(1)

Investment income

Dividend income	$ —	$ 1,215,942	$ —	$ 3,153,420	$ —
Variable account expenses	235,435	855,947	79,332	1,887,478	90,403

Investment income (loss) — net	(235,435)	359,995	(79,332)	1,265,942	(90,403)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,383,299	19,979,499	1,957,792	45,162,135	2,510,773
Cost of investments sold	4,791,540	18,713,677	2,053,738	44,450,729	2,641,239

Net realized gain (loss) on sales of investments	591,759	1,265,822	(95,946)	711,406	(130,466)
Distributions from capital gains	—	—	—	—	4,955
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	(332,999)	33,669,078	(264,938)

Net gain (loss) on investments	4,755,827	12,461,576	(428,945)	34,380,484	(390,449)

Net increase (decrease) in net assets resulting from operations	$4,520,392	$12,821,571	$ (508,277)	$35,646,426	$ (480,852)

(1)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  13

Statements of Operations

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen Gbl	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Alloc Mod,	Overseas,
Period ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv(1)	Serv

Investment income

Dividend income	$ —	$ —	$ 255,481	$ 6,694	$ 458,477
Variable account expenses	115,432	150,266	534,514	1,532	661,973

Investment income (loss) — net	(115,432)	(150,266)	(279,033)	5,162	(203,496)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,073,626	4,808,681	15,406,609	43,575	27,428,596
Cost of investments sold	2,694,198	4,227,544	13,278,822	41,820	26,502,747

Net realized gain (loss) on sales of investments	379,428	581,137	2,127,787	1,755	925,849
Distributions from capital gains	—	—	1,007,953	3,395	8,437,952
Net change in unrealized appreciation or depreciation of investments	1,841,022	2,576,648	6,727,572	8,529	(108,913)

Net gain (loss) on investments	2,220,450	3,157,785	9,863,312	13,679	9,254,888

Net increase (decrease) in net assets resulting from operations	$2,105,018	$3,007,519	$ 9,584,279	$18,841	$ 9,051,392

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Gro, Cl II

Investment income

Dividend income	$ 163,498	$ —	$15,472,662	$ 340,677	$ —
Variable account expenses	647,519	482,326	2,183,108	569,649	514,156

Investment income (loss) — net	(484,021)	(482,326)	13,289,554	(228,972)	(514,156)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,546,579	14,851,639	42,932,689	13,321,534	23,837,410
Cost of investments sold	12,150,278	14,131,393	39,166,904	13,310,247	24,312,762

Net realized gain (loss) on sales of investments	2,396,301	720,246	3,765,785	11,287	(475,352)
Distributions from capital gains	3,603,337	5,254,319	—	—	6,826,382
Net change in unrealized appreciation or depreciation of investments	5,147,807	4,808,626	10,835,655	15,853,782	(1,829,908)

Net gain (loss) on investments	11,147,445	10,783,191	14,601,440	15,865,069	4,521,122

Net increase (decrease) in net assets resulting from operations	$10,663,424	$10,300,865	$27,890,994	$15,636,097	$ 4,006,966

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Advisor Cl

Investment income

Dividend income	$ 146,575	$ 1,747,815	$ 46,788,767	$ 207,333	$13,456,222
Variable account expenses	164,766	825,862	7,568,769	573,466	2,499,577

Investment income (loss) — net	(18,191)	921,953	39,219,998	(366,133)	10,956,645

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,264,806	18,774,112	131,674,591	12,485,513	22,691,387
Cost of investments sold	5,886,696	18,902,901	123,188,653	10,904,367	22,543,270

Net realized gain (loss) on sales of investments	(621,890)	(128,789)	8,485,938	1,581,146	148,117
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	3,579,774	15,632,054	38,652,915	8,448,040	23,405,916

Net gain (loss) on investments	2,957,884	15,503,265	56,148,737	10,029,186	23,554,033

Net increase (decrease) in net assets resulting from operations	$2,939,693	$16,425,218	$ 95,368,735	$ 9,663,053	$34,510,678

See accompanying notes to financial statements.

14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Operations

	PIMCO VIT	Put VT	Royce
	Glb Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Period ended Dec. 31, 2012 (continued)	Advisor Cl(1)	Cl IB	Invest Cl	Val	Cl 2

Investment income

Dividend income	$ 44,335	$ 63,594	$ —	$ 257,960	$ —
Variable account expenses	10,051	219,367	310,617	253,451	7,674,309

Investment income (loss) — net	34,284	(155,773)	(310,617)	4,509	(7,674,309)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	128,975	5,448,389	10,835,942	7,859,041	81,409,928
Cost of investments sold	126,920	4,536,609	8,828,609	9,882,494	76,614,161

Net realized gain (loss) on sales of investments	2,055	911,780	2,007,333	(2,023,453)	4,795,767
Distributions from capital gains	12,843	—	701,260	—	—
Net change in unrealized appreciation or depreciation of investments	56,824	3,133,386	83,209	9,052,126	91,313,090

Net gain (loss) on investments	71,722	4,045,166	2,791,802	7,028,673	96,108,857

Net increase (decrease) in net assets resulting from operations	$106,006	$3,889,393	$ 2,481,185	$ 7,033,182	$88,434,548

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

		VP BR
	VP Aggr,	Gl Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$11,450,617	$ —	$ —	$ —
Variable account expenses	14,352,981	2,343,145	8,065,480	16,398,722	55,455,553

Investment income (loss) — net	(14,352,981)	9,107,472	(8,065,480)	(16,398,722)	(55,455,553)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	332,355,665	48,363,101	128,607,675	214,944,289	258,869,575
Cost of investments sold	273,132,999	48,184,319	122,205,368	195,044,464	240,915,196

Net realized gain (loss) on sales of investments	59,222,666	178,782	6,402,307	19,899,825	17,954,379
Distributions from capital gains	—	3,219,948	—	—	—
Net change in unrealized appreciation or depreciation of investments	145,997,903	(619,035)	46,459,634	98,300,203	519,855,907

Net gain (loss) on investments	205,220,569	2,779,695	52,861,941	118,200,028	537,810,286

Net increase (decrease) in net assets resulting from operations	$190,867,588	$11,887,167	$ 44,796,461	$101,801,306	$482,354,733

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	103,110,328	31,161,680	57,528,402	17,221,585	33,619,715

Investment income (loss) — net	(103,110,328)	(31,161,680)	(57,528,402)	(17,221,585)	(33,619,715)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	931,220,565	274,221,758	1,109,405,973	131,388,843	290,466,600
Cost of investments sold	780,895,884	256,272,653	920,859,506	123,301,791	253,030,610

Net realized gain (loss) on sales of investments	150,324,681	17,949,105	188,546,467	8,087,052	37,435,990
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	971,622,712	327,210,835	538,744,942	127,832,579	256,736,922

Net gain (loss) on investments	1,121,947,393	345,159,940	727,291,409	135,919,631	294,172,912

Net increase (decrease) in net assets resulting from operations	$1,018,837,065	$313,998,260	$ 669,763,007	$118,698,046	$260,553,197

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  15

Statements of Operations

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Intl	USA

Investment income

Dividend income	$ —	$ —	$ —	$3,815,762	$1,068,739
Variable account expenses	1,254,784	401,703	121,616	2,883,310	3,123,877

Investment income (loss) — net	(1,254,784)	(401,703)	(121,616)	932,452	(2,055,138)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	34,849,128	12,516,235	3,336,775	73,994,795	73,888,991
Cost of investments sold	28,620,379	10,448,713	3,081,649	62,904,409	62,572,083

Net realized gain (loss) on sales of investments	6,228,749	2,067,522	255,126	11,090,386	11,316,908
Distributions from capital gains	—	—	—	30,227,779	17,590,243
Net change in unrealized appreciation or depreciation of investments	12,354,287	2,682,063	1,880,905	18,935,284	35,541,585

Net gain (loss) on investments	18,583,036	4,749,585	2,136,031	60,253,449	64,448,736

Net increase (decrease) in net assets resulting from operations	$17,328,252	$ 4,347,882	$2,014,415	$61,185,901	$62,393,598

			WF Adv VT	WF Adv VT	WF Adv VT
			Index Asset Alloc,	Intl Eq,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)			Cl 2	Cl 2	Cl 2

Investment income

Dividend income			$ 435,376	$ 670,224	$ —
Variable account expenses			260,808	457,717	634,902

Investment income (loss) — net			174,568	212,507	(634,902)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales			7,097,471	11,885,155	17,837,999
Cost of investments sold			6,652,796	11,400,274	15,941,455

Net realized gain (loss) on sales of investments			444,675	484,881	1,896,544
Distributions from capital gains			—	3,342,324	3,324,732
Net change in unrealized appreciation or depreciation of investments			2,874,271	1,919,681	517,703

Net gain (loss) on investments			3,318,946	5,746,886	5,738,979

Net increase (decrease) in net assets resulting from operations			$3,493,514	$ 5,959,393	$ 5,104,077

See accompanying notes to financial statements.

16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS
	Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Operations

Investment income (loss) — net	$(86,217)	$505,567	$943,803	$5,871	$377,150
Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	(332,266)	775,955
Distributions from capital gains	—	—	—	—	2,233,365
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	3,066,524	2,265,079

Net increase (decrease) in net assets resulting from operations	1,136,817	16,531,741	27,932,498	2,740,129	5,651,549

Contract transactions

Contract purchase payments	209,287	1,411,444	3,910,635	158,233	564,673
Net transfers(1)	(2,118,119)	(5,875,048)	(28,434,630)	(1,666,217)	(62,222)
Transfers for policy loans	770	(18,825)	84,777	(5,669)	2,351
Adjustments to net assets allocated to contracts in payment period	(1,334)	25,053	(52,515)	(2,941)	(8,434)
Contract charges	(9,793)	(86,731)	(307,122)	(6,896)	(43,790)
Contract terminations:
Surrender benefits	(817,141)	(11,876,246)	(21,428,725)	(2,307,350)	(3,386,652)
Death benefits	(8,688)	(1,151,128)	(1,993,667)	(146,612)	(372,286)

Increase (decrease) from contract transactions	(2,745,018)	(17,571,481)	(48,221,247)	(3,977,452)	(3,306,360)

Net assets at beginning of year	10,182,902	107,039,433	236,221,327	15,549,834	38,863,019

Net assets at end of year	$8,574,701	$105,999,693	$215,932,578	$14,312,511	$41,208,208

Accumulation unit activity

Units outstanding at beginning of year	10,598,044	96,883,271	203,415,085	14,468,886	35,063,145
Contract purchase payments	201,584	1,164,626	3,674,043	134,855	446,984
Net transfers(1)	(2,045,756)	(4,646,325)	(23,384,819)	(1,416,790)	(31,415)
Transfers for policy loans	706	(14,841)	66,963	(4,530)	2,213
Contract charges	(9,453)	(71,055)	(245,686)	(5,901)	(36,197)
Contract terminations:
Surrender benefits	(791,299)	(9,648,433)	(16,707,045)	(1,974,529)	(2,938,252)
Death benefits	(8,779)	(939,827)	(1,706,232)	(127,749)	(306,661)

Units outstanding at end of year	7,945,047	82,727,416	165,112,309	11,074,242	32,199,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  17

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock		Col VP
	Ultra,	Val,	Global Alloc,	Calvert VP	Bal,
Period ended Dec. 31, 2012 (continued)	Cl II	Cl I	Cl III(2)	SRI Bal	Cl 3

Operations

Investment income (loss) — net	$(242,824)	$490,645	$129,765	$83,892	$(2,161,710)
Net realized gain (loss) on sales of investments	702,001	(620,701)	12,902	243,259	3,458,238
Distributions from capital gains	—	—	36,840	—	—
Net change in unrealized appreciation or depreciation of investments	2,802,864	6,150,898	242,216	1,944,162	25,206,058

Net increase (decrease) in net assets resulting from operations	3,262,041	6,020,842	421,723	2,271,313	26,502,586

Contract transactions

Contract purchase payments	492,535	542,320	1,266,850	458,705	3,603,078
Net transfers(1)	(657,760)	(1,861,031)	10,053,489	(99,710)	(4,446,351)
Transfers for policy loans	10,015	25,453	(2,311)	4,073	66,186
Adjustments to net assets allocated to contracts in payment period	(503)	(5,382)	33,778	(8,210)	(419,953)
Contract charges	(25,886)	(18,601)	(2,801)	(22,577)	(172,554)
Contract terminations:
Surrender benefits	(2,295,969)	(7,027,458)	(392,697)	(2,306,698)	(20,519,670)
Death benefits	(179,766)	(493,481)	(10,149)	(102,964)	(3,955,729)

Increase (decrease) from contract transactions	(2,657,334)	(8,838,180)	10,946,159	(2,077,381)	(25,844,993)

Net assets at beginning of year	25,617,504	47,555,923	—	23,915,287	211,287,824

Net assets at end of year	$26,222,211	$44,738,585	$11,367,882	$24,109,219	$211,945,417

Accumulation unit activity

Units outstanding at beginning of year	24,049,782	27,809,976	—	21,308,769	156,898,748
Contract purchase payments	405,515	295,309	1,267,196	375,420	2,568,741
Net transfers(1)	(517,998)	(1,001,493)	10,148,466	(69,824)	(3,606,766)
Transfers for policy loans	8,554	13,967	(2,355)	3,457	30,256
Contract charges	(21,979)	(10,167)	(2,780)	(18,751)	(117,853)
Contract terminations:
Surrender benefits	(1,950,631)	(3,835,533)	(387,377)	(1,909,180)	(13,962,892)
Death benefits	(156,555)	(272,938)	(9,957)	(83,414)	(2,803,442)

Units outstanding at end of year	21,816,688	22,999,121	11,013,193	19,606,477	139,006,792

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(3,012,129)	$29,860,466	$(6,894,513)	$(1,558,504)	$5,895,703
Net realized gain (loss) on sales of investments	37,181	8,842,774	18,312,154	7,316,070	4,803,366
Distributions from capital gains	—	26,128,545	—	6,155,220	1,788,655
Net change in unrealized appreciation or depreciation of investments	(37,242)	(269,237)	82,437,103	36,274,035	5,448,099

Net increase (decrease) in net assets resulting from operations	(3,012,190)	64,562,548	93,854,744	48,186,821	17,935,823

Contract transactions

Contract purchase payments	17,149,735	11,112,224	10,924,407	4,456,206	3,384,037
Net transfers(1)	(22,855,834)	31,027,011	(81,608,611)	(23,876,908)	(13,865,435)
Transfers for policy loans	334,584	105,982	293,084	124,271	77,135
Adjustments to net assets allocated to contracts in payment period	(1,342,433)	(751,859)	(492,992)	(36,170)	(68,790)
Contract charges	(280,577)	(1,074,426)	(696,076)	(318,386)	(354,442)
Contract terminations:
Surrender benefits	(76,865,493)	(105,338,691)	(76,724,238)	(26,760,396)	(34,243,547)
Death benefits	(5,775,198)	(13,841,929)	(7,902,232)	(1,858,118)	(4,610,831)

Increase (decrease) from contract transactions	(89,635,216)	(78,761,688)	(156,206,658)	(48,269,501)	(49,681,873)

Net assets at beginning of year	387,974,236	1,017,798,746	770,563,042	272,219,219	357,712,168

Net assets at end of year	$295,326,830	$1,003,599,606	$708,211,128	$272,136,539	$325,966,118

Accumulation unit activity

Units outstanding at beginning of year	335,562,699	642,765,007	533,664,505	148,253,781	208,801,446
Contract purchase payments	15,490,669	7,236,358	7,441,680	2,410,210	2,058,581
Net transfers(1)	(21,513,103)	18,565,015	(52,210,359)	(12,051,537)	(8,157,280)
Transfers for policy loans	282,546	62,466	169,634	68,362	40,368
Contract charges	(243,207)	(668,324)	(466,893)	(157,509)	(206,161)
Contract terminations:
Surrender benefits	(66,591,588)	(62,925,269)	(47,286,502)	(13,103,247)	(18,877,138)
Death benefits	(5,220,553)	(8,704,919)	(5,065,635)	(949,697)	(2,733,277)

Units outstanding at end of year	257,767,463	596,330,334	436,246,430	124,470,363	180,926,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  19

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$28,990,625	$12,241,024	$526,344	$(1,085,615)	$(3,846,439)
Net realized gain (loss) on sales of investments	3,854,383	1,340,601	1,074,559	394,666	138,455
Distributions from capital gains	—	4,407,781	—	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	9,821,379	14,086,091	22,786,646	51,416,258

Net increase (decrease) in net assets resulting from operations	61,835,873	27,810,785	15,686,994	22,095,697	47,708,274

Contract transactions

Contract purchase payments	4,812,200	2,271,338	1,637,660	1,922,876	5,707,761
Net transfers(1)	6,124,901	16,218,310	(11,049,252)	(8,495,453)	(18,098,100)
Transfers for policy loans	59,237	1,566	138,299	109,219	471,026
Adjustments to net assets allocated to contracts in payment period	(356,282)	150,142	(99,959)	(65,696)	(608,613)
Contract charges	(273,723)	(278,123)	(87,062)	(139,218)	(790,551)
Contract terminations:
Surrender benefits	(47,993,025)	(21,470,037)	(11,700,525)	(12,285,433)	(40,980,079)
Death benefits	(5,735,322)	(2,389,397)	(1,151,259)	(894,003)	(3,813,734)

Increase (decrease) from contract transactions	(43,362,014)	(5,496,201)	(22,312,098)	(19,847,708)	(58,112,290)

Net assets at beginning of year	439,609,364	200,838,752	106,020,712	120,479,105	384,118,754

Net assets at end of year	$458,083,223	$223,153,336	$99,395,608	$122,727,094	$373,714,738

Accumulation unit activity

Units outstanding at beginning of year	242,258,810	131,374,587	101,841,682	183,233,997	398,158,310
Contract purchase payments	2,614,512	1,412,252	1,451,800	2,489,558	5,203,540
Net transfers(1)	3,819,171	10,169,443	(10,309,280)	(11,718,028)	(18,691,867)
Transfers for policy loans	30,760	1,106	121,178	153,567	387,204
Contract charges	(141,857)	(171,363)	(78,133)	(183,968)	(777,478)
Contract terminations:
Surrender benefits	(24,290,786)	(13,026,683)	(10,288,334)	(16,402,679)	(38,022,181)
Death benefits	(2,974,205)	(1,470,328)	(1,020,449)	(1,208,412)	(3,704,740)

Units outstanding at end of year	221,316,405	128,289,014	81,718,464	156,364,035	342,552,788

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(400,604)	$1,253	$(936,705)	$(752,043)	$(1,191,161)
Net realized gain (loss) on sales of investments	9,740,971	(4,634,412)	3,849,173	(653,920)	5,280,870
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,330,902	11,952,584	6,875,079	14,998,190	14,181,827

Net increase (decrease) in net assets resulting from operations	20,671,269	7,319,425	9,787,547	13,592,227	18,271,536

Contract transactions

Contract purchase payments	2,764,904	1,623,534	1,446,990	1,387,623	4,331,597
Net transfers(1)	(22,819,241)	(8,923,266)	(10,864,819)	(13,926,212)	(2,539,572)
Transfers for policy loans	11,015	14,740	100,695	22,504	47,229
Adjustments to net assets allocated to contracts in payment period	(29,992)	(20,012)	(82,281)	(5,730)	(61,149)
Contract charges	(231,651)	(35,874)	(93,666)	(71,627)	(103,777)
Contract terminations:
Surrender benefits	(17,330,025)	(3,551,326)	(10,843,635)	(7,216,813)	(14,460,953)
Death benefits	(1,360,436)	(216,114)	(853,528)	(691,050)	(1,173,566)

Increase (decrease) from contract transactions	(38,995,426)	(11,108,318)	(21,190,244)	(20,501,305)	(13,960,191)

Net assets at beginning of year	185,686,417	49,130,956	98,157,686	85,947,883	129,621,631

Net assets at end of year	$167,362,260	$45,342,063	$86,754,989	$79,038,805	$133,932,976

Accumulation unit activity

Units outstanding at beginning of year	174,066,949	56,806,756	83,644,662	74,819,732	134,954,041
Contract purchase payments	2,327,129	1,692,596	1,160,174	1,155,982	3,924,497
Net transfers(1)	(19,381,209)	(9,579,251)	(8,324,426)	(11,045,902)	(2,559,326)
Transfers for policy loans	8,204	15,982	85,648	16,627	45,232
Contract charges	(194,758)	(38,311)	(74,195)	(57,294)	(98,440)
Contract terminations:
Surrender benefits	(14,862,163)	(3,863,988)	(8,513,321)	(5,545,340)	(13,785,227)
Death benefits	(1,165,028)	(229,445)	(676,992)	(555,693)	(1,105,384)

Units outstanding at end of year	140,799,124	44,804,339	67,301,550	58,788,112	121,375,393

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  21

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	CS	DWS Alt
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Asset Alloc VIP,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B(2)

Operations

Investment income (loss) — net	$(227,956)	$(438,135)	$53,293	$(736,864)	$(22,567)
Net realized gain (loss) on sales of investments	881,928	160,241	986,544	(6,042,511)	4,521
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,437,791	8,202,024	665,950	4,469,156	200,365

Net increase (decrease) in net assets resulting from operations	4,091,763	7,924,130	1,705,787	(2,310,219)	182,319

Contract transactions

Contract purchase payments	291,546	781,140	4,239,067	1,436,443	692,317
Net transfers(1)	(986,335)	(5,501,215)	(2,986,339)	(6,443,194)	7,441,598
Transfers for policy loans	12,970	3,791	26,285	9,096	533
Adjustments to net assets allocated to contracts in payment period	(1,947)	(16,779)	(97,389)	(19,209)	9,124
Contract charges	(17,702)	(42,177)	(157,816)	(52,203)	(1,389)
Contract terminations:
Surrender benefits	(2,552,431)	(5,107,094)	(30,511,793)	(7,831,968)	(176,429)
Death benefits	(228,850)	(366,711)	(3,448,635)	(569,711)	—

Increase (decrease) from contract transactions	(3,482,749)	(10,249,045)	(32,936,620)	(13,470,746)	7,965,754

Net assets at beginning of year	24,665,890	50,870,690	261,926,797	88,474,347	—

Net assets at end of year	$25,274,904	$48,545,775	$230,695,964	$72,693,382	$8,148,073

Accumulation unit activity

Units outstanding at beginning of year	21,869,264	33,500,716	204,129,898	99,282,625	—
Contract purchase payments	241,712	506,180	3,545,613	1,610,290	713,641
Net transfers(1)	(689,091)	(3,266,824)	(1,975,013)	(7,309,638)	7,602,746
Transfers for policy loans	10,116	2,001	16,614	10,391	541
Contract charges	(14,390)	(25,398)	(122,539)	(58,970)	(1,410)
Contract terminations:
Surrender benefits	(2,023,291)	(2,942,015)	(23,370,456)	(8,842,786)	(177,911)
Death benefits	(184,102)	(221,669)	(2,687,181)	(644,405)	—

Units outstanding at end of year	19,210,218	27,552,991	179,536,936	84,047,507	8,137,607

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$8,011,645	$775,493	$660,915	$(441,163)	$175,873
Net realized gain (loss) on sales of investments	744,498	(2,697,046)	(42,409)	8,795,112	(1,102,228)
Distributions from capital gains	2,828,139	—	25,430	8,631,268	63,028
Net change in unrealized appreciation or depreciation of investments	3,511,096	64,573,543	8,420,458	(1,051,949)	4,507,883

Net increase (decrease) in net assets resulting from operations	15,095,378	62,651,990	9,064,394	15,933,268	3,644,556

Contract transactions

Contract purchase payments	2,904,905	11,951,795	545,532	1,305,110	263,528
Net transfers(1)	6,232,092	(31,693,622)	(3,115,379)	(14,205,918)	(2,465,586)
Transfers for policy loans	11,246	53,819	62,848	52,332	4,344
Adjustments to net assets allocated to contracts in payment period	(38,521)	(42,849)	(4,339)	(104,619)	(14,408)
Contract charges	(217,434)	(312,183)	(28,249)	(55,627)	(9,171)
Contract terminations:
Surrender benefits	(25,903,213)	(41,172,635)	(7,956,003)	(16,971,965)	(2,831,980)
Death benefits	(3,206,413)	(3,703,225)	(500,016)	(1,114,692)	(121,829)

Increase (decrease) from contract transactions	(20,217,338)	(64,918,900)	(10,995,606)	(31,095,379)	(5,175,102)

Net assets at beginning of year	252,208,109	431,773,288	55,469,217	124,443,417	20,771,845

Net assets at end of year	$247,086,149	$429,506,378	$53,538,005	$109,281,306	$19,241,299

Accumulation unit activity

Units outstanding at beginning of year	214,406,518	414,277,574	52,168,699	36,566,346	20,617,994
Contract purchase payments	2,393,372	10,234,461	461,024	352,745	238,623
Net transfers(1)	4,752,304	(27,560,465)	(2,632,346)	(3,852,427)	(2,227,876)
Transfers for policy loans	9,281	45,772	53,602	13,984	4,367
Contract charges	(178,582)	(270,367)	(23,976)	(15,077)	(8,324)
Contract terminations:
Surrender benefits	(21,217,705)	(36,005,291)	(6,741,220)	(4,582,019)	(2,565,882)
Death benefits	(2,642,079)	(3,233,772)	(430,079)	(304,393)	(113,780)

Units outstanding at end of year	197,523,109	357,487,912	42,855,704	28,179,159	15,945,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  23

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Operations

Investment income (loss) — net	$(1,325,122)	$(143,047)	$573,562	$19,020	$1,225,570
Net realized gain (loss) on sales of investments	(11,732,143)	6,023,182	1,533,211	198,199	(110,746)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,187,345	17,830,486	37,616,461	661,672	17,015,835

Net increase (decrease) in net assets resulting from operations	35,130,080	23,710,621	39,723,234	878,891	18,130,659

Contract transactions

Contract purchase payments	2,482,576	3,086,159	2,469,716	89,945	1,510,286
Net transfers(1)	(6,598,706)	(18,913,991)	(27,882,780)	(761,887)	(10,726,919)
Transfers for policy loans	53,873	43,134	(15,236)	3,361	37,566
Adjustments to net assets allocated to contracts in payment period	(38,293)	97,015	(82,051)	(3,402)	33,008
Contract charges	(123,956)	(99,598)	(270,333)	(4,277)	(328,213)
Contract terminations:
Surrender benefits	(13,606,794)	(13,780,056)	(26,796,045)	(978,197)	(13,246,488)
Death benefits	(1,204,299)	(1,307,579)	(2,032,043)	(50,398)	(1,162,757)

Increase (decrease) from contract transactions	(19,035,599)	(30,874,916)	(54,608,772)	(1,704,855)	(23,883,517)

Net assets at beginning of year	141,421,973	153,562,279	248,013,796	7,833,506	140,631,286

Net assets at end of year	$157,516,454	$146,397,984	$233,128,258	$7,007,542	$134,878,428

Accumulation unit activity

Units outstanding at beginning of year	92,120,697	78,143,554	99,503,413	4,519,644	141,994,411
Contract purchase payments	1,630,830	1,970,523	938,486	47,817	1,386,801
Net transfers(1)	(3,216,724)	(9,230,365)	(10,227,611)	(406,793)	(9,809,030)
Transfers for policy loans	25,723	15,160	(1,929)	2,017	34,607
Contract charges	(70,096)	(47,697)	(99,500)	(2,283)	(300,752)
Contract terminations:
Surrender benefits	(7,170,188)	(6,087,973)	(9,778,478)	(521,307)	(12,213,822)
Death benefits	(656,687)	(613,775)	(757,260)	(28,168)	(1,082,824)

Units outstanding at end of year	82,663,555	64,149,427	79,577,121	3,610,927	120,009,391

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Global Hlth,	Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I(2)	Ser II	Ser I(2)

Operations

Investment income (loss) — net	$(235,435)	$359,995	$(79,332)	$1,265,942	$(90,403)
Net realized gain (loss) on sales of investments	591,759	1,265,822	(95,946)	711,406	(130,466)
Distributions from capital gains	—	—	—	—	4,955
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	(332,999)	33,669,078	(264,938)

Net increase (decrease) in net assets resulting from operations	4,520,392	12,821,571	(508,277)	35,646,426	(480,852)

Contract transactions

Contract purchase payments	381,119	1,398,897	240,992	2,340,848	140,845
Net transfers(1)	1,051,431	(6,475,074)	15,075,400	(24,099,877)	16,835,309
Transfers for policy loans	(20,562)	35,229	7,093	35,411	10,404
Adjustments to net assets allocated to contracts in payment period	33,460	(10,383)	47,849	(38,104)	65,961
Contract charges	(21,023)	(112,423)	(6,502)	(550,725)	(7,388)
Contract terminations:
Surrender benefits	(1,908,928)	(8,570,067)	(1,206,268)	(16,862,456)	(1,300,252)
Death benefits	(99,306)	(759,874)	(72,653)	(1,767,720)	(150,329)

Increase (decrease) from contract transactions	(583,809)	(14,493,695)	14,085,911	(40,942,623)	15,594,550

Net assets at beginning of year	23,253,129	96,505,294	—	213,630,048	—

Net assets at end of year	$27,189,712	$94,833,170	$13,577,634	$208,333,851	$15,113,698

Accumulation unit activity

Units outstanding at beginning of year	21,100,384	78,212,612	—	184,224,749	—
Contract purchase payments	305,158	1,079,170	254,381	1,881,064	149,674
Net transfers(1)	883,669	(4,911,757)	15,046,959	(18,686,298)	16,782,020
Transfers for policy loans	(16,593)	25,646	7,863	26,069	11,075
Contract charges	(16,993)	(86,633)	(6,871)	(425,178)	(7,810)
Contract terminations:
Surrender benefits	(1,551,235)	(6,356,201)	(1,268,189)	(13,024,031)	(1,375,718)
Death benefits	(80,523)	(575,222)	(77,360)	(1,376,448)	(158,496)

Units outstanding at end of year	20,623,867	67,387,615	13,956,783	152,619,927	15,400,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Period ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv(2)	Serv

Operations

Investment income (loss) — net	$(115,432)	$(150,266)	$(279,033)	$5,162	$(203,496)
Net realized gain (loss) on sales of investments	379,428	581,137	2,127,787	1,755	925,849
Distributions from capital gains	—	—	1,007,953	3,395	8,437,952
Net change in unrealized appreciation or depreciation of investments	1,841,022	2,576,648	6,727,572	8,529	(108,913)

Net increase (decrease) in net assets resulting from operations	2,105,018	3,007,519	9,584,279	18,841	9,051,392

Contract transactions

Contract purchase payments	198,608	219,804	1,056,994	34,268	918,009
Net transfers(1)	(984,655)	(1,570,460)	(6,730,728)	419,111	(15,357,895)
Transfers for policy loans	23,075	14,243	18,965	—	16,487
Adjustments to net assets allocated to contracts in payment period	—	(4,624)	(1,758)	—	(46,198)
Contract charges	(11,016)	(11,772)	(133,190)	(11)	(44,782)
Contract terminations:
Surrender benefits	(1,754,867)	(1,968,120)	(4,870,731)	(14,923)	(11,579,038)
Death benefits	(67,085)	(137,034)	(614,080)	—	(525,341)

Increase (decrease) from contract transactions	(2,595,940)	(3,457,963)	(11,274,528)	438,445	(26,618,758)

Net assets at beginning of year	14,127,072	17,444,986	58,201,899	—	85,783,467

Net assets at end of year	$13,636,150	$16,994,542	$56,511,650	$457,286	$68,216,101

Accumulation unit activity

Units outstanding at beginning of year	20,139,443	34,118,371	64,495,877	—	70,950,056
Contract purchase payments	256,523	381,650	1,037,784	32,336	706,999
Net transfers(1)	(1,285,919)	(2,731,934)	(6,609,220)	420,979	(11,928,494)
Transfers for policy loans	30,331	25,159	18,557	—	12,521
Contract charges	(14,330)	(20,335)	(131,314)	(11)	(34,794)
Contract terminations:
Surrender benefits	(2,287,271)	(3,389,431)	(4,784,799)	(14,183)	(8,960,428)
Death benefits	(88,375)	(247,223)	(605,059)	—	(424,119)

Units outstanding at end of year	16,750,402	28,136,257	53,421,826	439,121	50,321,741

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(484,021)	$(482,326)	$13,289,554	$(228,972)	$(514,156)
Net realized gain (loss) on sales of investments	2,396,301	720,246	3,765,785	11,287	(475,352)
Distributions from capital gains	3,603,337	5,254,319	—	—	6,826,382
Net change in unrealized appreciation or depreciation of investments	5,147,807	4,808,626	10,835,655	15,853,782	(1,829,908)

Net increase (decrease) in net assets resulting from operations	10,663,424	10,300,865	27,890,994	15,636,097	4,006,966

Contract transactions

Contract purchase payments	1,070,457	636,743	6,472,624	949,289	1,843,128
Net transfers(1)	(1,476,143)	(7,057,856)	(11,911,170)	(2,607,613)	(14,949,180)
Transfers for policy loans	(2,450)	(13,252)	6,402	(3,128)	8,029
Adjustments to net assets allocated to contracts in payment period	(13,922)	(5,156)	22,892	(126,271)	(33,349)
Contract charges	(53,750)	(42,764)	(169,597)	(57,578)	(39,638)
Contract terminations:
Surrender benefits	(7,806,065)	(6,254,871)	(21,129,459)	(6,014,433)	(4,757,391)
Death benefits	(561,856)	(329,378)	(2,974,721)	(543,639)	(321,293)

Increase (decrease) from contract transactions	(8,843,729)	(13,066,534)	(29,683,029)	(8,403,373)	(18,249,694)

Net assets at beginning of year	70,257,234	55,683,183	241,228,781	57,824,305	58,188,777

Net assets at end of year	$72,076,929	$52,917,514	$239,436,746	$65,057,029	$43,946,049

Accumulation unit activity

Units outstanding at beginning of year	89,085,787	47,311,942	121,679,827	61,295,983	47,463,286
Contract purchase payments	1,121,597	465,097	3,499,001	867,508	1,376,088
Net transfers(1)	(2,161,548)	(5,367,980)	(5,118,185)	(2,446,876)	(11,617,434)
Transfers for policy loans	170	(10,712)	(3,424)	(2,703)	5,778
Contract charges	(60,794)	(32,081)	(82,153)	(52,766)	(30,181)
Contract terminations:
Surrender benefits	(9,159,908)	(4,678,399)	(9,700,050)	(5,531,347)	(3,674,036)
Death benefits	(611,055)	(236,364)	(1,421,976)	(505,285)	(249,247)

Units outstanding at end of year	78,214,249	37,451,503	108,853,040	53,624,514	33,274,254

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  27

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen Main	PIMCO
	Intl Eq,	Global VA,	Strategic Inc VA,	St Sm Cap VA,	VIT All Asset,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(18,191)	$921,953	$39,219,998	$(366,133)	$10,956,645
Net realized gain (loss) on sales of investments	(621,890)	(128,789)	8,485,938	1,581,146	148,117
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	3,579,774	15,632,054	38,652,915	8,448,040	23,405,916

Net increase (decrease) in net assets resulting from operations	2,939,693	16,425,218	95,368,735	9,663,053	34,510,678

Contract transactions

Contract purchase payments	276,572	3,047,045	9,024,356	1,757,261	8,400,304
Net transfers(1)	(1,919,664)	(9,383,623)	(25,538,145)	(4,919,337)	34,241,288
Transfers for policy loans	1,134	(6,395)	13,346	9,769	99,701
Adjustments to net assets allocated to contracts in payment period	11,301	(35,143)	(68,858)	5,235	162,367
Contract charges	(36,794)	(60,629)	(767,303)	(45,395)	(248,765)
Contract terminations:
Surrender benefits	(1,460,923)	(6,423,035)	(80,474,890)	(4,901,464)	(22,288,637)
Death benefits	(132,671)	(898,412)	(11,290,074)	(440,999)	(2,305,456)

Increase (decrease) from contract transactions	(3,261,045)	(13,760,192)	(109,101,568)	(8,534,930)	18,060,802

Net assets at beginning of year	18,305,505	89,944,701	836,908,170	61,074,608	245,928,557

Net assets at end of year	$17,984,153	$92,609,727	$823,175,337	$62,202,731	$298,500,037

Accumulation unit activity

Units outstanding at beginning of year	22,062,692	70,702,104	601,875,970	48,318,473	192,032,118
Contract purchase payments	298,106	2,402,612	6,196,982	1,349,688	6,336,874
Net transfers(1)	(2,130,101)	(6,680,834)	(17,719,602)	(3,486,953)	24,780,017
Transfers for policy loans	1,658	(5,175)	8,839	6,719	73,554
Contract charges	(40,571)	(44,044)	(519,622)	(32,618)	(181,414)
Contract terminations:
Surrender benefits	(1,641,967)	(4,521,784)	(53,948,419)	(3,415,544)	(16,300,906)
Death benefits	(149,151)	(666,244)	(7,717,219)	(307,559)	(1,697,328)

Units outstanding at end of year	18,400,666	61,186,635	528,176,929	42,432,206	205,042,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	PIMCO VIT Glb	Put VT	Royce
	Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Period ended Dec. 31, 2012 (continued)	Advisor Cl(2)	Cl IB	Invest Cl	Val	Cl 2

Operations

Investment income (loss) — net	$34,284	$(155,773)	$(310,617)	$4,509	$(7,674,309)
Net realized gain (loss) on sales of investments	2,055	911,780	2,007,333	(2,023,453)	4,795,767
Distributions from capital gains	12,843	—	701,260	—	—
Net change in unrealized appreciation or depreciation of investments	56,824	3,133,386	83,209	9,052,126	91,313,090

Net increase (decrease) in net assets resulting from operations	106,006	3,889,393	2,481,185	7,033,182	88,434,548

Contract transactions

Contract purchase payments	376,685	491,082	471,626	332,363	133,967,462
Net transfers(1)	2,938,955	(2,005,761)	(5,232,780)	(3,849,758)	(13,030,448)
Transfers for policy loans	488	12,780	3,401	21,159	7,650
Adjustments to net assets allocated to contracts in payment period	—	(4,252)	10,567	(34,142)	(12,314)
Contract charges	(366)	(25,020)	(15,063)	(13,781)	(5,916,139)
Contract terminations:
Surrender benefits	(62,610)	(3,226,559)	(5,359,582)	(3,792,617)	(12,553,596)
Death benefits	(4,540)	(160,708)	(305,913)	(224,918)	(4,708,025)

Increase (decrease) from contract transactions	3,248,612	(4,918,438)	(10,427,744)	(7,561,694)	97,754,590

Net assets at beginning of year	—	25,683,972	39,840,831	29,751,695	659,813,283

Net assets at end of year	$3,354,618	$24,654,927	$31,894,272	$29,223,183	$846,002,421

Accumulation unit activity

Units outstanding at beginning of year	—	24,076,778	11,615,939	13,372,455	612,448,732
Contract purchase payments	373,078	412,064	131,156	130,732	115,326,039
Net transfers(1)	2,943,936	(1,682,139)	(1,473,438)	(1,524,575)	(10,697,285)
Transfers for policy loans	481	11,216	1,104	8,672	8,190
Contract charges	(367)	(20,995)	(4,209)	(5,464)	(5,078,245)
Contract terminations:
Surrender benefits	(61,104)	(2,709,707)	(1,485,023)	(1,489,921)	(10,755,108)
Death benefits	(4,568)	(134,105)	(86,759)	(89,245)	(4,072,153)

Units outstanding at end of year	3,251,456	19,953,112	8,698,770	10,402,654	697,180,170

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  29

Statements of Changes in Net Assets

		VP BR Gl
	VP Aggr,	Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(14,352,981)	$9,107,472	$(8,065,480)	$(16,398,722)	$(55,455,553)
Net realized gain (loss) on sales of investments	59,222,666	178,782	6,402,307	19,899,825	17,954,379
Distributions from capital gains	—	3,219,948	—	—	—
Net change in unrealized appreciation or depreciation of investments	145,997,903	(619,035)	46,459,634	98,300,203	519,855,907

Net increase (decrease) in net assets resulting from operations	190,867,588	11,887,167	44,796,461	101,801,306	482,354,733

Contract transactions

Contract purchase payments	20,997,404	1,879,579	100,317,018	10,230,485	942,404,723
Net transfers(1)	(238,691,853)	(3,781,534)	243,782,216	364,936,796	426,326,042
Transfers for policy loans	(91,313)	(5,984)	86,056	60,712	(191,982)
Adjustments to net assets allocated to contracts in payment period	(912,352)	(7,259)	(164,857)	(2,551,520)	(1,400,634)
Contract charges	(8,865,145)	(480,058)	(4,798,854)	(9,736,451)	(41,139,387)
Contract terminations:
Surrender benefits	(66,009,124)	(24,467,784)	(40,540,249)	(139,345,150)	(134,466,171)
Death benefits	(4,584,060)	(3,124,101)	(11,030,628)	(25,797,567)	(31,222,884)

Increase (decrease) from contract transactions	(298,156,443)	(29,987,141)	287,650,702	197,797,305	1,160,309,707

Net assets at beginning of year	1,596,561,171	268,441,461	634,318,974	1,616,062,476	4,423,892,544

Net assets at end of year	$1,489,272,316	$250,341,487	$966,766,137	$1,915,661,087	$6,066,556,984

Accumulation unit activity

Units outstanding at beginning of year	1,479,263,646	202,744,871	593,897,374	1,512,637,106	4,072,927,735
Contract purchase payments	18,020,405	1,396,077	91,193,666	9,265,159	824,547,530
Net transfers(1)	(204,439,377)	(2,763,061)	218,248,887	323,077,489	370,159,211
Transfers for policy loans	(79,911)	(4,546)	77,243	54,177	(168,223)
Contract charges	(7,613,369)	(353,959)	(4,303,898)	(8,762,358)	(35,550,343)
Contract terminations:
Surrender benefits	(56,557,397)	(18,042,866)	(36,456,171)	(125,589,831)	(116,210,455)
Death benefits	(3,925,777)	(2,314,104)	(9,905,151)	(23,313,437)	(27,089,661)

Units outstanding at end of year	1,224,668,220	180,662,412	852,751,950	1,687,368,305	5,088,615,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(103,110,328)	$(31,161,680)	$(57,528,402)	$(17,221,585)	$(33,619,715)
Net realized gain (loss) on sales of investments	150,324,681	17,949,105	188,546,467	8,087,052	37,435,990
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	971,622,712	327,210,835	538,744,942	127,832,579	256,736,922

Net increase (decrease) in net assets resulting from operations	1,018,837,065	313,998,260	669,763,007	118,698,046	260,553,197

Contract transactions

Contract purchase payments	75,525,133	541,709,202	65,420,357	247,286,344	18,536,503
Net transfers(1)	112,402,482	(70,862,589)	(723,819,904)	350,896,336	340,174,635
Transfers for policy loans	298,231	(26,818)	(110,231)	(139,450)	132,614
Adjustments to net assets allocated to contracts in payment period	(8,213,096)	(127,467)	(2,367,350)	(293,470)	(2,687,801)
Contract charges	(61,889,916)	(25,329,182)	(35,176,413)	(10,842,271)	(18,228,674)
Contract terminations:
Surrender benefits	(667,021,422)	(53,989,363)	(296,572,098)	(67,163,570)	(230,413,617)
Death benefits	(94,875,129)	(8,803,897)	(30,334,129)	(14,408,721)	(45,175,387)

Increase (decrease) from contract transactions	(643,773,717)	382,569,886	(1,022,959,768)	505,335,198	62,338,273

Net assets at beginning of year	10,569,864,181	2,654,301,731	6,313,026,496	1,348,502,744	3,330,280,573

Net assets at end of year	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988	$3,653,172,043

Accumulation unit activity

Units outstanding at beginning of year	9,718,866,971	2,443,393,783	5,802,273,051	1,249,525,463	3,079,882,051
Contract purchase payments	65,653,139	468,230,739	56,274,766	220,414,543	16,382,126
Net transfers(1)	92,249,145	(60,468,325)	(621,933,925)	309,608,959	296,759,969
Transfers for policy loans	258,682	(24,597)	(94,961)	(124,126)	118,083
Contract charges	(53,631,262)	(21,750,357)	(30,244,711)	(9,536,552)	(16,076,261)
Contract terminations:
Surrender benefits	(578,527,983)	(46,460,528)	(254,654,727)	(59,116,540)	(203,400,915)
Death benefits	(82,350,757)	(7,578,141)	(25,968,718)	(12,761,678)	(39,829,379)

Units outstanding at end of year	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069	3,133,835,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  31

Statements of Changes in Net Assets

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Intl	USA

Operations

Investment income (loss) — net	$(1,254,784)	$(401,703)	$(121,616)	$932,452	$(2,055,138)
Net realized gain (loss) on sales of investments	6,228,749	2,067,522	255,126	11,090,386	11,316,908
Distributions from capital gains	—	—	—	30,227,779	17,590,243
Net change in unrealized appreciation or depreciation of investments	12,354,287	2,682,063	1,880,905	18,935,284	35,541,585

Net increase (decrease) in net assets resulting from operations	17,328,252	4,347,882	2,014,415	61,185,901	62,393,598

Contract transactions

Contract purchase payments	1,509,777	561,611	218,084	4,421,682	4,825,661
Net transfers(1)	(17,230,590)	(6,963,267)	(203,624)	(38,817,675)	(36,411,588)
Transfers for policy loans	32,173	(554)	577	36,211	67,785
Adjustments to net assets allocated to contracts in payment period	(64,265)	(8,774)	16,689	(116,578)	11,582
Contract charges	(328,392)	(133,632)	(12,882)	(370,018)	(356,387)
Contract terminations:
Surrender benefits	(14,179,791)	(3,423,999)	(1,125,540)	(30,378,784)	(33,953,668)
Death benefits	(1,423,562)	(508,881)	(123,752)	(2,321,697)	(2,389,723)

Increase (decrease) from contract transactions	(31,684,650)	(10,477,496)	(1,230,448)	(67,546,859)	(68,206,338)

Net assets at beginning of year	151,347,822	46,967,690	13,013,067	323,957,793	349,684,482

Net assets at end of year	$136,991,424	$40,838,076	$13,797,034	$317,596,835	$343,871,742

Accumulation unit activity

Units outstanding at beginning of year	86,377,890	49,564,946	10,544,132	167,899,223	200,493,549
Contract purchase payments	861,908	546,910	170,580	2,350,348	2,709,001
Net transfers(1)	(9,466,439)	(6,841,864)	(116,643)	(17,901,430)	(18,439,804)
Transfers for policy loans	15,861	(440)	(391)	9,735	27,586
Contract charges	(179,946)	(130,422)	(9,497)	(173,130)	(183,868)
Contract terminations:
Surrender benefits	(7,259,306)	(3,377,564)	(816,531)	(13,320,502)	(16,744,548)
Death benefits	(784,091)	(503,290)	(91,945)	(1,063,569)	(1,230,688)

Units outstanding at end of year	69,565,877	39,258,276	9,679,705	137,800,675	166,631,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv VT
	Index Asset Alloc,	Intl Eq,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$174,568	$212,507	$(634,902)
Net realized gain (loss) on sales of investments	444,675	484,881	1,896,544
Distributions from capital gains	—	3,342,324	3,324,732
Net change in unrealized appreciation or depreciation of investments	2,874,271	1,919,681	517,703

Net increase (decrease) in net assets resulting from operations	3,493,514	5,959,393	5,104,077

Contract transactions

Contract purchase payments	389,069	809,505	2,092,593
Net transfers(1)	(887,854)	(5,561,925)	(8,471,009)
Transfers for policy loans	20,469	13,017	8,772
Adjustments to net assets allocated to contracts in payment period	(24,177)	(11,372)	(7,386)
Contract charges	(27,415)	(81,498)	(42,881)
Contract terminations:
Surrender benefits	(3,922,474)	(4,416,359)	(6,882,720)
Death benefits	(602,842)	(470,603)	(526,020)

Increase (decrease) from contract transactions	(5,055,224)	(9,719,235)	(13,828,651)

Net assets at beginning of year	30,454,363	53,181,287	71,998,102

Net assets at end of year	$28,892,653	$49,421,445	$63,273,528

Accumulation unit activity

Units outstanding at beginning of year	23,245,624	48,128,062	51,889,028
Contract purchase payments	274,059	737,206	1,427,616
Net transfers(1)	(629,348)	(4,697,260)	(5,657,103)
Transfers for policy loans	14,673	8,132	6,131
Contract charges	(19,462)	(76,381)	(28,740)
Contract terminations:
Surrender benefits	(2,789,677)	(3,662,056)	(4,555,867)
Death benefits	(431,141)	(397,800)	(357,461)

Units outstanding at end of year	19,664,728	40,039,903	42,723,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  33

Statements of Changes in Net Assets

	AB VPS
	Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2011	Cl B	Cl B	Cl B	Cl I	Cl II

Operations

Investment income (loss) — net	$(79,777)	$249,095	$8,692,877	$128,554	$107,312
Net realized gain (loss) on sales of investments	698,115	(3,729,052)	(13,280,723)	(242,456)	779,372
Distributions from capital gains	—	—	—	—	1,161,772
Net change in unrealized appreciation or depreciation of investments	(4,147,422)	9,536,260	(58,263,957)	(2,250,598)	(2,918,483)

Net increase (decrease) in net assets resulting from operations	(3,529,084)	6,056,303	(62,851,803)	(2,364,500)	(870,027)

Contract transactions

Contract purchase payments	349,234	1,684,682	5,214,226	212,641	780,134
Net transfers(1)	(3,137,471)	(7,268,602)	(46,052,745)	(2,153,202)	(1,424,795)
Transfers for policy loans	(328)	19,906	85,152	8,957	7,446
Adjustments to net assets allocated to contracts in payment period	(1,589)	(36,592)	(35,026)	(3,172)	(8,123)
Contract charges	(13,923)	(89,672)	(382,522)	(8,761)	(49,599)
Contract terminations:
Surrender benefits	(1,173,748)	(9,200,421)	(27,099,478)	(3,955,017)	(3,467,940)
Death benefits	(30,133)	(723,272)	(2,358,900)	(141,584)	(248,744)

Increase (decrease) from contract transactions	(4,007,958)	(15,613,971)	(70,629,293)	(6,040,138)	(4,411,621)

Net assets at beginning of year	17,719,944	116,597,101	369,702,423	23,954,472	44,144,667

Net assets at end of year	$10,182,902	$107,039,433	$236,221,327	$15,549,834	$38,863,019

Accumulation unit activity

Units outstanding at beginning of year	14,008,038	110,774,810	253,175,514	19,455,369	39,382,920
Contract purchase payments	301,872	1,546,562	4,386,226	175,701	658,593
Net transfers(1)	(2,655,307)	(6,374,889)	(33,107,626)	(1,791,104)	(1,500,825)
Transfers for policy loans	120	17,160	68,703	7,629	7,404
Contract charges	(12,040)	(82,353)	(272,827)	(7,269)	(43,959)
Contract terminations:
Surrender benefits	(1,018,642)	(8,345,693)	(19,108,502)	(3,254,750)	(3,215,098)
Death benefits	(25,997)	(652,326)	(1,726,403)	(116,690)	(225,890)

Units outstanding at end of year	10,598,044	96,883,271	203,415,085	14,468,886	35,063,145

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	AC VP		Col VP	Col VP
	Ultra,	Val,	Calvert VP	Bal,	Cash Mgmt,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl I	SRI Bal	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(240,986)	$631,678	$99,240	$(2,281,869)	$(3,467,722)
Net realized gain (loss) on sales of investments	323,766	(2,233,119)	(75,665)	857,819	74,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	42,971	1,693,051	914,829	4,921,407	(74,756)

Net increase (decrease) in net assets resulting from operations	125,751	91,610	938,404	3,497,357	(3,467,724)

Contract transactions

Contract purchase payments	488,179	569,075	549,750	4,351,615	23,063,387
Net transfers(1)	(694,061)	(2,955,141)	(1,768,531)	(10,855,107)	64,679,456
Transfers for policy loans	188	20,200	(26,956)	84,551	468,742
Adjustments to net assets allocated to contracts in payment period	1,099	(25,964)	(8,592)	(451,659)	(1,172,715)
Contract charges	(25,589)	(21,142)	(23,513)	(189,643)	(311,347)
Contract terminations:
Surrender benefits	(2,473,243)	(11,336,352)	(2,405,913)	(23,250,050)	(106,848,408)
Death benefits	(91,397)	(542,246)	(190,551)	(3,833,234)	(5,899,680)

Increase (decrease) from contract transactions	(2,794,824)	(14,291,570)	(3,874,306)	(34,143,527)	(26,020,565)

Net assets at beginning of year	28,286,577	61,755,883	26,851,189	241,933,994	417,462,525

Net assets at end of year	$25,617,504	$47,555,923	$23,915,287	$211,287,824	$387,974,236

Accumulation unit activity

Units outstanding at beginning of year	26,549,812	36,229,066	24,838,317	182,003,855	361,513,048
Contract purchase payments	443,621	334,426	488,101	3,352,654	20,939,641
Net transfers(1)	(560,049)	(1,740,253)	(1,626,442)	(9,129,092)	50,289,552
Transfers for policy loans	78	12,485	(24,256)	44,108	405,751
Contract charges	(23,421)	(12,485)	(21,085)	(139,908)	(270,211)
Contract terminations:
Surrender benefits	(2,276,662)	(6,687,749)	(2,169,513)	(16,443,126)	(92,144,290)
Death benefits	(83,597)	(325,514)	(176,353)	(2,789,743)	(5,170,792)

Units outstanding at end of year	24,049,782	27,809,976	21,308,769	156,898,748	335,562,699

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  35

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,	Hi Yield Bond,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$37,756,779	$(8,232,608)	$659,838	$7,429,148	$34,719,669
Net realized gain (loss) on sales of investments	13,675,488	13,800,032	17,178,854	6,521,962	3,784,798
Distributions from capital gains	—	—	5,337,046	1,890,127	—
Net change in unrealized appreciation or depreciation of investments	7,084,217	(56,233,013)	(105,474,270)	(998,771)	(16,698,462)

Net increase (decrease) in net assets resulting from operations	58,516,484	(50,665,589)	(82,298,532)	14,842,466	21,806,005

Contract transactions

Contract purchase payments	11,104,060	13,083,990	5,651,513	4,134,257	5,384,619
Net transfers(1)	(79,636,224)	(97,952,644)	(34,105,456)	(24,577,754)	(28,056,746)
Transfers for policy loans	258,150	299,570	45,943	18,875	12,272
Adjustments to net assets allocated to contracts in payment period	(900,085)	(807,254)	(91,050)	(148,609)	(407,197)
Contract charges	(1,190,305)	(815,267)	(382,490)	(408,015)	(288,148)
Contract terminations:
Surrender benefits	(118,212,074)	(87,606,474)	(36,168,231)	(41,765,064)	(54,514,417)
Death benefits	(13,901,893)	(8,921,072)	(2,432,016)	(4,853,245)	(5,808,635)

Increase (decrease) from contract transactions	(202,478,371)	(182,719,151)	(67,481,787)	(67,599,555)	(83,678,252)

Net assets at beginning of year	1,161,760,633	1,003,947,782	421,999,538	410,469,257	501,481,611

Net assets at end of year	$1,017,798,746	$770,563,042	$272,219,219	$357,712,168	$439,609,364

Accumulation unit activity

Units outstanding at beginning of year	773,782,511	652,140,493	179,451,951	247,731,021	288,798,686
Contract purchase payments	7,685,651	9,169,060	2,816,379	2,653,614	3,132,405
Net transfers(1)	(53,506,063)	(65,120,514)	(15,950,634)	(14,585,197)	(16,184,608)
Transfers for policy loans	154,596	182,243	28,166	10,013	6,514
Contract charges	(790,509)	(568,769)	(175,896)	(245,464)	(163,223)
Contract terminations:
Surrender benefits	(75,474,599)	(56,221,619)	(16,746,058)	(23,855,555)	(30,056,406)
Death benefits	(9,086,580)	(5,916,389)	(1,170,127)	(2,906,986)	(3,274,558)

Units outstanding at end of year	642,765,007	533,664,505	148,253,781	208,801,446	242,258,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Marsico Gro,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 1

Operations

Investment income (loss) — net	$17,416,195	$409,246	$(1,189,996)	$(4,048,062)	$(1,292,927)
Net realized gain (loss) on sales of investments	2,007,191	2,051,591	(2,225,485)	(9,131,865)	3,568,768
Distributions from capital gains	5,791,385	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,394,751)	(19,930,127)	(1,515,229)	31,222,628	(9,443,234)

Net increase (decrease) in net assets resulting from operations	10,820,020	(17,469,290)	(4,930,710)	18,042,701	(7,167,393)

Contract transactions

Contract purchase payments	2,212,144	2,041,240	2,410,949	6,445,647	3,542,166
Net transfers(1)	(5,637,089)	(10,211,612)	(12,087,578)	(25,404,171)	(22,898,266)
Transfers for policy loans	(11,092)	92,286	46,985	614,881	30,846
Adjustments to net assets allocated to contracts in payment period	(32,765)	(40,158)	(59,145)	(607,713)	(43,213)
Contract charges	(299,404)	(107,604)	(151,694)	(871,932)	(269,518)
Contract terminations:
Surrender benefits	(19,173,946)	(15,883,928)	(13,694,349)	(45,721,134)	(19,312,298)
Death benefits	(2,676,203)	(1,505,197)	(1,121,618)	(4,581,224)	(1,834,224)

Increase (decrease) from contract transactions	(25,618,355)	(25,614,973)	(24,656,450)	(70,125,646)	(40,784,507)

Net assets at beginning of year	215,637,087	149,104,975	150,066,265	436,201,699	233,638,317

Net assets at end of year	$200,838,752	$106,020,712	$120,479,105	$384,118,754	$185,686,417

Accumulation unit activity

Units outstanding at beginning of year	148,511,955	124,227,630	218,834,713	471,052,959	211,659,373
Contract purchase payments	1,514,493	1,741,446	3,306,348	6,583,867	3,154,816
Net transfers(1)	(3,883,278)	(9,561,484)	(17,685,759)	(28,490,179)	(21,220,656)
Transfers for policy loans	(7,368)	68,137	71,520	593,997	28,372
Contract charges	(201,887)	(92,562)	(218,460)	(951,944)	(241,987)
Contract terminations:
Surrender benefits	(12,757,617)	(13,224,454)	(19,524,845)	(45,809,230)	(17,649,427)
Death benefits	(1,801,711)	(1,317,031)	(1,549,520)	(4,821,160)	(1,663,542)

Units outstanding at end of year	131,374,587	101,841,682	183,233,997	398,158,310	174,066,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  37

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP		Col VP
	Marsico	Mid Cap	Mid Cap	Col VP	Select
	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,	Lg Cap Val,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(72,067)	$(1,208,041)	$(940,379)	$(1,226,644)	$(247,383)
Net realized gain (loss) on sales of investments	(3,132,754)	5,397,917	(1,685,013)	3,763,318	63,916
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,837,202)	(24,183,586)	(6,685,342)	(1,115,552)	(1,286,569)

Net increase (decrease) in net assets resulting from operations	(11,042,023)	(19,993,710)	(9,310,734)	1,421,122	(1,470,036)

Contract transactions

Contract purchase payments	1,827,761	2,194,491	1,756,106	3,684,735	410,496
Net transfers(1)	(9,417,816)	(9,465,355)	(17,101,477)	(7,821,985)	3,001,667
Transfers for policy loans	19,042	128,416	(5,608)	60,165	(23,393)
Adjustments to net assets allocated to contracts in payment period	(64,266)	(91,035)	(12,687)	(190,383)	(12,430)
Contract charges	(45,853)	(116,334)	(87,898)	(110,295)	(20,090)
Contract terminations:
Surrender benefits	(5,497,868)	(13,435,097)	(8,533,956)	(14,559,679)	(2,273,228)
Death benefits	(412,057)	(1,228,604)	(931,619)	(1,555,514)	(294,503)

Increase (decrease) from contract transactions	(13,591,057)	(22,013,518)	(24,917,139)	(20,492,956)	788,519

Net assets at beginning of year	73,764,036	140,164,914	120,175,756	148,693,465	25,347,407

Net assets at end of year	$49,130,956	$98,157,686	$85,947,883	$129,621,631	$24,665,890

Accumulation unit activity

Units outstanding at beginning of year	70,989,115	100,047,912	94,586,316	156,454,136	21,861,680
Contract purchase payments	1,852,806	1,663,481	1,478,962	3,635,294	361,518
Net transfers(1)	(9,928,083)	(6,786,868)	(13,649,026)	(8,159,128)	1,848,628
Transfers for policy loans	20,752	101,763	(4,013)	65,977	(20,587)
Contract charges	(46,878)	(88,427)	(71,388)	(114,862)	(17,301)
Contract terminations:
Surrender benefits	(5,674,348)	(10,358,224)	(6,746,249)	(15,256,251)	(1,918,520)
Death benefits	(406,608)	(934,975)	(774,870)	(1,671,125)	(246,154)

Units outstanding at end of year	56,806,756	83,644,662	74,819,732	134,954,041	21,869,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP Select	Col VP	CS	EV VT	Fid VIP
	Sm Cap Val,	US Govt Mtge,	Commodity	Floating-Rate	Contrafund,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Return	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(520,846)	$19,709	$1,602,737	$8,977,829	$(762,632)
Net realized gain (loss) on sales of investments	(479,484)	1,170,383	(2,963,750)	395,373	(9,218,645)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,730,321)	133,477	(12,984,704)	(6,202,068)	(7,113,432)

Net increase (decrease) in net assets resulting from operations	(5,730,651)	1,323,569	(14,345,717)	3,171,134	(17,094,709)

Contract transactions

Contract purchase payments	940,529	4,424,691	2,319,797	3,833,310	13,617,283
Net transfers(1)	(3,914,194)	(26,048,491)	9,121,944	29,074,541	(31,652,180)
Transfers for policy loans	15,554	(14,609)	(13,280)	(97,960)	(36,515)
Adjustments to net assets allocated to contracts in payment period	(99,501)	(391,780)	1,980	(26,384)	(12,470)
Contract charges	(48,508)	(179,610)	(64,413)	(242,121)	(350,136)
Contract terminations:
Surrender benefits	(6,351,593)	(35,263,403)	(9,160,866)	(28,520,870)	(41,450,187)
Death benefits	(405,639)	(3,219,731)	(568,588)	(2,922,315)	(3,430,483)

Increase (decrease) from contract transactions	(9,863,352)	(60,692,933)	1,636,574	1,098,201	(63,314,688)

Net assets at beginning of year	66,464,693	321,296,161	101,183,490	247,938,774	512,182,685

Net assets at end of year	$50,870,690	$261,926,797	$88,474,347	$252,208,109	$431,773,288

Accumulation unit activity

Units outstanding at beginning of year	39,283,530	251,534,231	98,349,809	214,175,050	474,193,233
Contract purchase payments	627,143	3,667,132	2,269,480	3,282,765	12,367,647
Net transfers(1)	(2,332,609)	(21,183,315)	8,479,116	24,123,521	(30,176,100)
Transfers for policy loans	8,025	(9,483)	(10,341)	(82,831)	(36,219)
Contract charges	(30,086)	(140,177)	(64,031)	(206,871)	(323,363)
Contract terminations:
Surrender benefits	(3,781,066)	(27,217,539)	(9,166,266)	(24,367,574)	(38,537,769)
Death benefits	(274,221)	(2,520,951)	(575,142)	(2,517,542)	(3,209,855)

Units outstanding at end of year	33,500,716	204,129,898	99,282,625	214,406,518	414,277,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  39

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Gro & Inc,	Mid Cap,	Overseas,	Global Real Est,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl 2	Cl 2

Operations

Investment income (loss) — net	$423,575	$(1,155,757)	$72,577	$11,238,357	$(307,210)
Net realized gain (loss) on sales of investments	(2,156,781)	13,908,024	(1,335,927)	(16,077,128)	4,739,036
Distributions from capital gains	—	239,016	63,092	—	—
Net change in unrealized appreciation or depreciation of investments	2,333,200	(30,659,723)	(3,662,601)	(5,103,085)	(13,122,936)

Net increase (decrease) in net assets resulting from operations	599,994	(17,668,440)	(4,862,859)	(9,941,856)	(8,691,110)

Contract transactions

Contract purchase payments	680,281	1,564,503	337,238	2,912,900	4,226,546
Net transfers(1)	(5,984,374)	(18,513,456)	(3,600,603)	(7,527,190)	(18,864,587)
Transfers for policy loans	(7,398)	(8,036)	12,622	40,404	38,057
Adjustments to net assets allocated to contracts in payment period	(13,916)	(15,687)	(15,981)	(49,114)	(16,281)
Contract charges	(31,872)	(67,932)	(11,699)	(132,455)	(115,029)
Contract terminations:
Surrender benefits	(12,948,282)	(31,283,725)	(6,674,055)	(15,370,902)	(15,173,862)
Death benefits	(587,027)	(1,139,986)	(437,864)	(1,118,698)	(1,203,416)

Increase (decrease) from contract transactions	(18,892,588)	(49,464,319)	(10,390,342)	(21,245,055)	(31,108,572)

Net assets at beginning of year	73,761,811	191,576,176	36,025,046	172,608,884	193,361,961

Net assets at end of year	$55,469,217	$124,443,417	$20,771,845	$141,421,973	$153,562,279

Accumulation unit activity

Units outstanding at beginning of year	69,939,704	49,947,106	29,437,972	103,134,885	91,828,282
Contract purchase payments	640,208	419,277	286,579	2,053,337	2,707,593
Net transfers(1)	(5,635,188)	(5,079,029)	(3,076,616)	(3,375,804)	(8,747,173)
Transfers for policy loans	(4,019)	(2,709)	12,605	17,208	21,210
Contract charges	(30,165)	(18,367)	(10,047)	(79,200)	(57,666)
Contract terminations:
Surrender benefits	(12,194,766)	(8,392,804)	(5,661,676)	(8,956,951)	(7,030,501)
Death benefits	(547,075)	(307,128)	(370,823)	(672,778)	(578,191)

Units outstanding at end of year	52,168,699	36,566,346	20,617,994	92,120,697	78,143,554

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

		GS VIT	GS VIT
	GS VIT	Structd	Structd	Invesco	Invesco
	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,	VI Global Hlth,	VI Intl Gro,
Year ended Dec. 31, 2011 (continued)	Inst	Inst	Inst	Ser II	Ser II

Operations

Investment income (loss) — net	$(459,108)	$(14,863)	$1,163,461	$(208,660)	$335,789
Net realized gain (loss) on sales of investments	(885,891)	171,078	(3,232,826)	153,227	1,482,624
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(18,837,323)	(103,854)	7,411,743	697,429	(10,148,003)

Net increase (decrease) in net assets resulting from operations	(20,182,322)	52,361	5,342,378	641,996	(8,329,590)

Contract transactions

Contract purchase payments	3,231,712	129,812	1,857,530	375,062	1,664,851
Net transfers(1)	(31,713,750)	(954,238)	(17,242,232)	2,157,506	(6,665,349)
Transfers for policy loans	57,644	11,837	23,260	(6,326)	13,656
Adjustments to net assets allocated to contracts in payment period	268,584	(3,298)	258,557	(80)	(7,411)
Contract charges	(308,323)	(4,868)	(361,060)	(18,711)	(132,596)
Contract terminations:
Surrender benefits	(29,344,229)	(2,141,560)	(15,415,169)	(1,990,968)	(10,559,862)
Death benefits	(2,199,731)	(188,137)	(1,345,689)	(155,950)	(649,851)

Increase (decrease) from contract transactions	(60,008,093)	(3,150,452)	(32,224,803)	360,533	(16,336,562)

Net assets at beginning of year	328,204,211	10,931,597	167,513,711	22,250,600	121,171,446

Net assets at end of year	$248,013,796	$7,833,506	$140,631,286	$23,253,129	$96,505,294

Accumulation unit activity

Units outstanding at beginning of year	122,523,113	6,309,038	174,646,997	20,785,101	90,302,409
Contract purchase payments	1,267,769	73,765	1,853,965	329,079	1,273,306
Net transfers(1)	(12,100,741)	(545,319)	(17,352,156)	1,932,580	(4,970,206)
Transfers for policy loans	23,505	6,597	23,453	(5,268)	11,682
Contract charges	(117,631)	(2,787)	(362,896)	(16,500)	(102,427)
Contract terminations:
Surrender benefits	(11,247,063)	(1,217,410)	(15,470,116)	(1,786,235)	(7,809,045)
Death benefits	(845,539)	(104,240)	(1,344,836)	(138,373)	(493,107)

Units outstanding at end of year	99,503,413	4,519,644	141,994,411	21,100,384	78,212,612

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  41

Statements of Changes in Net Assets

	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Comstock,	Enterprise,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,159,900	$(136,164)	$(183,494)	$(336,430)	$(613,788)
Net realized gain (loss) on sales of investments	(2,718,564)	218,090	471,149	1,908,786	9,570,472
Distributions from capital gains	—	—	—	—	1,361,065
Net change in unrealized appreciation or depreciation of investments	(5,040,416)	(427,497)	(2,302,883)	(6,032,184)	(59,965,825)

Net increase (decrease) in net assets resulting from operations	(6,599,080)	(345,571)	(2,015,228)	(4,459,828)	(49,648,076)

Contract transactions

Contract purchase payments	2,726,753	255,438	307,902	1,488,356	1,322,704
Net transfers(1)	(19,503,052)	(1,615,817)	(2,088,680)	(14,118,981)	(21,921,723)
Transfers for policy loans	34,518	13,055	(4,079)	(19,950)	15,877
Adjustments to net assets allocated to contracts in payment period	12,657	—	(3,804)	(1,680)	49,143
Contract charges	(616,234)	(12,457)	(13,760)	(160,361)	(69,376)
Contract terminations:
Surrender benefits	(17,510,778)	(2,521,938)	(3,324,659)	(6,080,876)	(18,420,092)
Death benefits	(1,924,303)	(70,470)	(172,959)	(677,964)	(620,533)

Increase (decrease) from contract transactions	(36,780,439)	(3,952,189)	(5,300,039)	(19,571,456)	(39,644,000)

Net assets at beginning of year	257,009,567	18,424,832	24,760,253	82,233,183	175,075,543

Net assets at end of year	$213,630,048	$14,127,072	$17,444,986	$58,201,899	$85,783,467

Accumulation unit activity

Units outstanding at beginning of year	214,858,132	25,641,936	43,886,351	85,312,666	97,399,090
Contract purchase payments	2,335,170	353,532	556,565	1,550,251	834,808
Net transfers(1)	(16,282,695)	(2,293,339)	(3,990,972)	(15,119,360)	(15,209,227)
Transfers for policy loans	29,109	19,033	(7,778)	(19,322)	8,884
Contract charges	(509,668)	(17,512)	(25,054)	(168,909)	(44,793)
Contract terminations:
Surrender benefits	(14,574,162)	(3,466,681)	(5,986,587)	(6,346,495)	(11,642,276)
Death benefits	(1,631,137)	(97,526)	(314,154)	(712,954)	(396,430)

Units outstanding at end of year	184,224,749	20,139,443	34,118,371	64,495,877	70,950,056

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2011 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(472,866)	$(555,885)	$4,983,716	$1,659,226	$(416,392)
Net realized gain (loss) on sales of investments	2,121,422	872,919	1,775,221	(913,941)	1,179,982
Distributions from capital gains	—	8,256,051	—	—	25,621
Net change in unrealized appreciation or depreciation of investments	(1,774,771)	(16,395,393)	6,180,189	(8,308,301)	(6,049,699)

Net increase (decrease) in net assets resulting from operations	(126,215)	(7,822,308)	12,939,126	(7,563,016)	(5,260,488)

Contract transactions

Contract purchase payments	1,187,096	709,120	6,782,722	1,240,236	2,409,481
Net transfers(1)	(6,009,280)	6,805,395	12,747,115	(2,235,158)	5,841,127
Transfers for policy loans	3,566	6,434	(13,275)	13,699	(2,654)
Adjustments to net assets allocated to contracts in payment period	(10,699)	(7,606)	(12,141)	12,945	(11,172)
Contract charges	(54,851)	(47,340)	(167,934)	(66,997)	(43,059)
Contract terminations:
Surrender benefits	(7,365,026)	(6,307,647)	(18,917,674)	(6,235,511)	(5,343,334)
Death benefits	(327,232)	(350,453)	(2,124,328)	(458,365)	(368,481)

Increase (decrease) from contract transactions	(12,576,426)	807,903	(1,705,515)	(7,729,151)	2,481,908

Net assets at beginning of year	82,959,875	62,697,588	229,995,170	73,116,472	60,967,357

Net assets at end of year	$70,257,234	$55,683,183	$241,228,781	$57,824,305	$58,188,777

Accumulation unit activity

Units outstanding at beginning of year	105,423,462	47,234,660	121,459,411	69,096,688	45,796,859
Contract purchase payments	1,336,278	525,047	3,867,628	1,185,054	1,735,530
Net transfers(1)	(7,909,417)	4,582,702	6,749,597	(2,445,854)	4,172,715
Transfers for policy loans	5,766	7,668	(5,847)	14,239	(2,745)
Contract charges	(67,761)	(35,834)	(86,244)	(64,560)	(31,560)
Contract terminations:
Surrender benefits	(9,292,959)	(4,733,507)	(9,203,371)	(6,042,193)	(3,931,939)
Death benefits	(409,582)	(268,794)	(1,101,347)	(447,391)	(275,574)

Units outstanding at end of year	89,085,787	47,311,942	121,679,827	61,295,983	47,463,286

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  43

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2011 (continued)	Cl S	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$1,146,098	$163,302	$18,499,297	$(345,904)	$16,461,652
Net realized gain (loss) on sales of investments	(374,706)	(153,182)	10,178,219	1,061,944	(27,797)
Distributions from capital gains	—	—	11,696,484	—	—
Net change in unrealized appreciation or depreciation of investments	(3,725,955)	(9,678,483)	(40,369,088)	(2,786,302)	(13,922,833)

Net increase (decrease) in net assets resulting from operations	(2,954,563)	(9,668,363)	4,912	(2,070,262)	2,511,022

Contract transactions

Contract purchase payments	390,112	4,053,570	11,148,025	1,743,482	8,160,214
Net transfers(1)	(11,449)	(3,592,432)	(58,457,272)	(8,700,356)	18,044,185
Transfers for policy loans	6,666	(4,622)	(22,226)	16,970	(49,031)
Adjustments to net assets allocated to contracts in payment period	(2,775)	(13,365)	(177,406)	(9,951)	(31,322)
Contract charges	(44,177)	(70,342)	(856,703)	(49,780)	(256,664)
Contract terminations:
Surrender benefits	(1,686,559)	(7,640,071)	(90,129,639)	(5,898,842)	(24,200,990)
Death benefits	(196,113)	(797,290)	(9,949,275)	(516,928)	(2,279,735)

Increase (decrease) from contract transactions	(1,544,295)	(8,064,552)	(148,444,496)	(13,415,405)	(613,343)

Net assets at beginning of year	22,804,363	107,677,616	985,347,754	76,560,275	244,030,878

Net assets at end of year	$18,305,505	$89,944,701	$836,908,170	$61,074,608	$245,928,557

Accumulation unit activity

Units outstanding at beginning of year	23,891,737	76,283,213	706,223,975	58,249,701	192,370,650
Contract purchase payments	404,310	3,096,065	7,987,509	1,390,505	6,422,214
Net transfers(1)	(140,317)	(2,644,988)	(41,369,104)	(6,464,866)	14,126,001
Transfers for policy loans	7,842	(6,752)	(16,904)	12,923	(39,056)
Contract charges	(46,525)	(50,420)	(605,106)	(37,971)	(198,282)
Contract terminations:
Surrender benefits	(1,842,217)	(5,351,755)	(63,244,312)	(4,416,295)	(18,866,635)
Death benefits	(212,138)	(623,259)	(7,100,088)	(415,524)	(1,782,774)

Units outstanding at end of year	22,062,692	70,702,104	601,875,970	48,318,473	192,032,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Royce
	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,	VP Aggr,
Year ended Dec. 31, 2011 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(173,651)	$637,303	$346,417	$(4,488,953)	$(16,139,816)
Net realized gain (loss) on sales of investments	775,407	4,163,075	(2,955,771)	(71,100)	36,792,625
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,204,844)	(11,145,299)	(6,801,055)	(27,216,458)	(85,403,261)

Net increase (decrease) in net assets resulting from operations	(1,603,088)	(6,344,921)	(9,410,409)	(31,776,511)	(64,750,452)

Contract transactions

Contract purchase payments	498,588	477,872	419,138	390,801,189	30,615,117
Net transfers(1)	(2,481,877)	(5,028,125)	(5,654,222)	101,125,629	(89,002,429)
Transfers for policy loans	35,422	6,834	23,463	(145,600)	11,123
Adjustments to net assets allocated to contracts in payment period	(3,197)	(17,128)	(26,983)	219,494	(99,897)
Contract charges	(28,296)	(18,584)	(17,757)	(1,788,309)	(9,981,618)
Contract terminations:
Surrender benefits	(3,839,580)	(10,695,979)	(8,593,852)	(5,319,789)	(81,782,353)
Death benefits	(239,807)	(599,593)	(345,253)	(2,005,122)	(9,566,639)

Increase (decrease) from contract transactions	(6,058,747)	(15,874,703)	(14,195,466)	482,887,492	(159,806,696)

Net assets at beginning of year	33,345,807	62,060,455	53,357,570	208,702,302	1,821,118,319

Net assets at end of year	$25,683,972	$39,840,831	$29,751,695	$659,813,283	$1,596,561,171

Accumulation unit activity

Units outstanding at beginning of year	29,434,323	15,792,239	18,734,516	186,003,988	1,623,317,828
Contract purchase payments	442,707	125,794	158,674	347,255,380	27,149,757
Net transfers(1)	(2,196,616)	(1,356,475)	(2,170,015)	87,663,870	(81,339,985)
Transfers for policy loans	33,510	2,318	9,482	(134,470)	14,446
Contract charges	(25,249)	(4,924)	(6,718)	(1,667,685)	(8,934,063)
Contract terminations:
Surrender benefits	(3,396,714)	(2,789,036)	(3,226,168)	(4,848,468)	(72,558,968)
Death benefits	(215,183)	(153,977)	(127,316)	(1,823,883)	(8,385,369)

Units outstanding at end of year	24,076,778	11,615,939	13,372,455	612,448,732	1,479,263,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  45

Statements of Changes in Net Assets

	VP BR
	Gl Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,	VP Mod,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$16,952,707	$(3,761,505)	$(13,513,950)	$(30,692,100)	$(105,753,467)
Net realized gain (loss) on sales of investments	(315,021)	1,502,990	22,388,357	2,721,276	133,484,565
Distributions from capital gains	3,347,936	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,921,865	8,542,996	22,529,730	(28,156,897)	(85,113,845)

Net increase (decrease) in net assets resulting from operations	22,907,487	6,284,481	31,404,137	(56,127,721)	(57,382,747)

Contract transactions

Contract purchase payments	2,705,160	183,173,769	14,301,225	2,265,560,632	118,303,025
Net transfers(1)	(7,953,950)	287,199,532	320,774,032	574,158,723	(214,839,503)
Transfers for policy loans	2,212	(130,889)	(43,473)	(188,465)	182,489
Adjustments to net assets allocated to contracts in payment period	(94,178)	(62,635)	(3,469,457)	(514,658)	(8,199,808)
Contract charges	(536,757)	(1,768,474)	(7,492,545)	(14,448,350)	(62,555,188)
Contract terminations:
Surrender benefits	(24,927,707)	(19,069,845)	(126,135,297)	(61,028,426)	(679,542,651)
Death benefits	(3,061,850)	(5,400,800)	(23,221,782)	(16,512,317)	(83,940,910)

Increase (decrease) from contract transactions	(33,867,070)	443,940,658	174,712,703	2,747,027,139	(930,592,546)

Net assets at beginning of year	279,401,044	184,093,835	1,409,945,636	1,732,993,126	11,557,839,474

Net assets at end of year	$268,441,461	$634,318,974	$1,616,062,476	$4,423,892,544	$10,569,864,181

Accumulation unit activity

Units outstanding at beginning of year	230,071,826	176,204,428	1,349,528,344	1,584,363,240	10,566,948,821
Contract purchase payments	2,154,754	172,926,089	13,487,690	2,058,155,344	107,009,564
Net transfers(1)	(6,880,723)	269,630,807	297,658,127	514,546,341	(206,483,405)
Transfers for policy loans	1,501	(122,697)	(41,505)	(171,610)	168,292
Contract charges	(423,897)	(1,672,281)	(7,072,221)	(13,387,930)	(56,793,587)
Contract terminations:
Surrender benefits	(19,725,088)	(17,998,049)	(118,980,129)	(55,464,722)	(615,745,361)
Death benefits	(2,453,502)	(5,070,923)	(21,943,200)	(15,112,928)	(76,237,353)

Units outstanding at end of year	202,744,871	593,897,374	1,512,637,106	4,072,927,735	9,718,866,971

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(18,853,259)	$(64,412,082)	$(8,868,256)	$(31,026,461)	$(1,494,022)
Net realized gain (loss) on sales of investments	1,227,058	110,367,314	2,060,489	40,621,726	6,102,542
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(65,055,187)	(205,202,717)	9,434,660	27,264,700	(13,816,553)

Net increase (decrease) in net assets resulting from operations	(82,681,388)	(159,247,485)	2,626,893	36,859,965	(9,208,033)

Contract transactions

Contract purchase payments	1,548,819,538	98,046,130	514,770,554	30,280,076	1,995,557
Net transfers(1)	236,668,553	(385,470,691)	351,219,659	195,891,612	(23,106,147)
Transfers for policy loans	(126,863)	(38,416)	(45,837)	68,615	21,943
Adjustments to net assets allocated to contracts in payment period	2,036,054	(3,418,139)	(650,782)	(5,584,876)	(53,135)
Contract charges	(8,670,726)	(39,108,384)	(3,956,617)	(16,132,105)	(376,134)
Contract terminations:
Surrender benefits	(28,268,292)	(328,142,496)	(28,111,434)	(202,011,291)	(13,532,325)
Death benefits	(5,003,145)	(26,333,360)	(7,446,037)	(41,111,215)	(1,659,575)

Increase (decrease) from contract transactions	1,745,455,119	(684,465,356)	825,779,506	(38,599,184)	(36,709,816)

Net assets at beginning of year	991,528,000	7,156,739,337	520,096,345	3,332,019,792	197,265,671

Net assets at end of year	$2,654,301,731	$6,313,026,496	$1,348,502,744	$3,330,280,573	$151,347,822

Accumulation unit activity

Units outstanding at beginning of year	891,746,819	6,431,039,211	486,156,330	3,111,864,848	106,424,676
Contract purchase payments	1,386,314,947	87,557,150	476,807,391	27,951,906	1,201,319
Net transfers(1)	203,354,695	(364,663,629)	322,877,872	179,316,331	(12,788,388)
Transfers for policy loans	(117,006)	(36,804)	(42,594)	64,569	9,006
Contract charges	(8,002,769)	(35,020,652)	(3,694,252)	(14,900,292)	(215,038)
Contract terminations:
Surrender benefits	(25,407,554)	(292,883,789)	(25,710,045)	(186,498,298)	(7,300,732)
Death benefits	(4,495,349)	(23,718,436)	(6,869,239)	(37,917,013)	(952,953)

Units outstanding at end of year	2,443,393,783	5,802,273,051	1,249,525,463	3,079,882,051	86,377,890

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  47

Statements of Changes in Net Assets

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Index Asset Alloc,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(487,057)	$(126,315)	$15,834,515	$(3,579,648)	$695,295
Net realized gain (loss) on sales of investments	2,229,951	189,724	(12,389,211)	7,422,440	(222,834)
Distributions from capital gains	—	—	9,992,764	37,345,076	—
Net change in unrealized appreciation or depreciation of investments	(4,084,293)	(1,130,547)	(75,765,979)	(55,601,899)	1,306,560

Net increase (decrease) in net assets resulting from operations	(2,341,399)	(1,067,138)	(62,327,911)	(14,414,031)	1,779,021

Contract transactions

Contract purchase payments	647,526	368,746	5,682,272	5,692,849	440,095
Net transfers(1)	(8,673,104)	556,095	(37,794,420)	(43,140,767)	(3,368,680)
Transfers for policy loans	13,029	(2,521)	(6,633)	34,694	27,112
Adjustments to net assets allocated to contracts in payment period	(22,045)	(20,260)	(102,555)	(145,445)	(11,512)
Contract charges	(161,438)	(13,374)	(438,215)	(405,171)	(28,323)
Contract terminations:
Surrender benefits	(4,455,225)	(932,191)	(36,708,123)	(36,961,636)	(3,959,568)
Death benefits	(613,612)	(191,329)	(2,835,207)	(2,884,094)	(516,580)

Increase (decrease) from contract transactions	(13,264,869)	(234,834)	(72,202,881)	(77,809,570)	(7,417,456)

Net assets at beginning of year	62,573,958	14,315,039	458,488,585	441,908,083	36,092,798

Net assets at end of year	$46,967,690	$13,013,067	$323,957,793	$349,684,482	$30,454,363

Accumulation unit activity

Units outstanding at beginning of year	63,233,786	10,675,740	199,413,566	240,629,120	29,126,578
Contract purchase payments	654,734	292,993	2,902,557	3,378,713	350,920
Net transfers(1)	(8,981,632)	432,431	(17,107,732)	(22,333,408)	(2,678,683)
Transfers for policy loans	13,413	(2,467)	6,588	16,615	21,410
Contract charges	(164,835)	(10,127)	(201,279)	(220,324)	(22,452)
Contract terminations:
Surrender benefits	(4,565,399)	(707,055)	(15,806,567)	(19,348,224)	(3,143,031)
Death benefits	(625,121)	(137,383)	(1,307,910)	(1,628,943)	(409,118)

Units outstanding at end of year	49,564,946	10,544,132	167,899,223	200,493,549	23,245,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT
	Intl Eq,	Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(518,520)	$(775,985)
Net realized gain (loss) on sales of investments	2,396,920	2,102,923
Distributions from capital gains	2,903,463	—
Net change in unrealized appreciation or depreciation of investments	(13,726,538)	(6,401,488)

Net increase (decrease) in net assets resulting from operations	(8,944,675)	(5,074,550)

Contract transactions

Contract purchase payments	1,008,594	2,904,320
Net transfers(1)	(6,196,601)	(18,022,798)
Transfers for policy loans	2,014	1,868
Adjustments to net assets allocated to contracts in payment period	(15,734)	(7,979)
Contract charges	(96,109)	(54,390)
Contract terminations:
Surrender benefits	(6,457,878)	(7,298,040)
Death benefits	(644,687)	(531,721)

Increase (decrease) from contract transactions	(12,400,401)	(23,008,740)

Net assets at beginning of year	74,526,363	100,081,392

Net assets at end of year	$53,181,287	$71,998,102

Accumulation unit activity

Units outstanding at beginning of year	57,744,964	68,151,085
Contract purchase payments	866,755	2,012,323
Net transfers(1)	(4,859,345)	(12,804,108)
Transfers for policy loans	1,826	2,336
Contract charges	(84,498)	(38,196)
Contract terminations:
Surrender benefits	(4,999,219)	(5,068,671)
Death benefits	(542,421)	(365,741)

Units outstanding at end of year	48,128,062	51,889,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  49

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Band 3.

Division	Fund

AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares
GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(1) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)

50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Division	Fund

Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Moderate Allocation Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Portfolio (Class S))
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Multi-Asset, Advisor Cl	PIMCO VIT Global Multi-Asset Portfolio, Advisor Class
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(2)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  51

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2012.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For RAVA Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Band 3 contracts.

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
There is no charge if you surrender all or part of your contract during the accumulation phase.

52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Global Thematic Gro, Cl B	$1,413,582
AB VPS Gro & Inc, Cl B	5,467,512
AB VPS Intl Val, Cl B	8,289,380
AC VP Intl, Cl I	634,768
AC VP Mid Cap Val, Cl II	9,422,552
AC VP Ultra, Cl II	3,332,545
AC VP Val, Cl I	2,198,190
BlackRock Global Alloc, Cl III	11,858,734
Calvert VP SRI Bal	1,770,970
Col VP Bal, Cl 3	8,216,129
Col VP Cash Mgmt, Cl 3	55,999,521
Col VP Div Bond, Cl 3	112,686,963
Col VP Divd Opp, Cl 3	3,881,736
Col VP Emer Mkts, Cl 3	13,381,179
Col VP Global Bond, Cl 3	18,629,114
Col VP Hi Yield Bond, Cl 3	51,977,226
Col VP Inc Opp, Cl 3	42,915,500
Col VP Intl Opp, Cl 3	3,433,572
Col VP Lg Cap Gro, Cl 3	4,765,521
Col VP Lg Core Quan, Cl 3	4,842,830
Col VP Marsico Gro, Cl 1	5,136,680
Col VP Marsico Intl Opp, Cl 2	2,550,875
Col VP Mid Cap Gro Opp, Cl 3	1,350,337
Col VP Mid Cap Val Opp, Cl 3	1,475,299
Col VP S&P 500, Cl 3	11,742,736
Col VP Select Lg Cap Val, Cl 3	4,814,570
Col VP Select Sm Cap Val, Cl 3	1,153,503
Col VP US Govt Mtge, Cl 3	30,959,362
CS Commodity Return	5,637,607
DWS Alt Asset Alloc VIP, Cl B	8,173,703
EV VT Floating-Rate Inc	30,406,652
Fid VIP Contrafund, Serv Cl 2	15,203,101
Fid VIP Gro & Inc, Serv Cl	1,853,689
Fid VIP Mid Cap, Serv Cl	9,210,255
Fid VIP Overseas, Serv Cl	577,111
FTVIPT Frank Global Real Est, Cl 2	3,753,814
FTVIPT Frank Sm Cap Val, Cl 2	4,620,293
GS VIT Mid Cap Val, Inst	2,689,187
GS VIT Structd Sm Cap Eq, Inst	264,754
GS VIT Structd U.S. Eq, Inst	4,534,822
Invesco VI Global Hlth, Ser II	4,564,054
Invesco VI Intl Gro, Ser II	5,845,799
Invesco VI Am Fran, Ser I	15,964,370
Invesco VI Comstock, Ser II	5,485,453
Invesco VI Mid Cap Gro, Ser I	18,019,874
Janus Aspen Enterprise, Serv	362,255
Janus Aspen Global Tech, Serv	1,200,452
Janus Aspen Janus, Serv	4,861,001
Janus Aspen Gbl Alloc Mod, Serv	490,577
Janus Aspen Overseas, Serv	9,044,294
MFS Inv Gro Stock, Serv Cl	8,822,165
MFS New Dis, Serv Cl	6,557,099
MFS Utilities, Serv Cl	26,539,212
MS UIF Global Real Est, Cl II	4,689,188
MS UIF Mid Cap Gro, Cl II	11,899,941
NB AMT Intl Eq, Cl S	1,985,569
Oppen Global VA, Serv	5,935,872
Oppen Global Strategic Inc VA, Srv	70,802,905
Oppen Main St Sm Cap VA, Serv	3,584,451
PIMCO VIT All Asset, Advisor Cl	51,708,833
PIMCO VIT Glb Multi-Asset, Advisor Cl	3,424,713
Put VT Multi-Cap Gro, Cl IB	374,178
Royce Micro-Cap, Invest Cl	798,841
Third Ave Val	301,857
VP Aggr, Cl 2	171,983,055
VP Aggr, Cl 4	20,591,512
VP BR Gl Infl Prot Sec, Cl 3	30,856,531
VP Conserv, Cl 2	408,855,866
VP Conserv, Cl 4	396,192,526
VP Mod, Cl 2	1,371,016,085
VP Mod, Cl 4	182,338,899
VP Mod Aggr, Cl 2	630,544,351
VP Mod Aggr, Cl 4	29,764,066
VP Mod Conserv, Cl 2	619,716,886
VP Mod Conserv, Cl 4	322,714,569
VP Ptnrs Sm Cap Val, Cl 3	2,009,497
VP Sit Divd Gro, Cl 3	1,622,715
VP Vty Estb Val, Cl 3	2,011,135
Wanger Intl	38,034,569
Wanger USA	21,547,151
WF Adv VT Index Asset Alloc, Cl 2	2,216,815
WF Adv VT Intl Eq, Cl 2	5,720,751
WF Adv VT Sm Cap Gro, Cl 2	6,699,178

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  53

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl II

0.55%	$1.10	$1.33	$1.57	$1.34	$1.18
0.60%	—	—	—	—	—
0.75%	1.08	1.30	1.53	1.30	1.17
0.85%	1.09	1.17	0.75	—	1.44
0.95%	1.07	1.27	1.50	1.27	1.16
1.00%	1.06	1.38	1.55	—	1.15
1.05%	1.07	1.16	0.74	—	1.43
1.10%	1.07	1.15	0.74	—	1.42
1.15%	—	—	—	—	—
1.20%	1.05	1.35	1.52	—	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.14	0.73	—	1.41
1.30%	1.06	1.14	0.73	—	1.40
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.05	1.13	0.72	—	1.39
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	AC VP	AC VP	BlackRock		Col VP
	Ultra,	Val,	Global Alloc,	Calvert VP	Bal,
Subaccount	Cl II	Cl I	Cl III	SRI Bal	Cl 3

0.55%	$1.21	$2.00	$1.03	$1.26	$1.41
0.60%	—	—	1.03	—	1.04
0.75%	1.20	1.95	1.03	1.22	1.37
0.85%	1.25	—	1.03	—	1.25
0.95%	1.18	1.90	1.03	1.19	1.34
1.00%	1.18	—	1.03	1.35	1.48
1.05%	1.23	—	1.03	—	1.23
1.10%	1.23	—	1.03	—	1.23
1.15%	—	—	1.03	—	1.04
1.20%	1.16	—	1.03	1.33	1.45
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	2.02
1.25%	1.21	—	1.03	—	—
1.30%	1.21	—	1.03	—	1.21
1.35%	—	—	1.03	—	1.30
1.40%	—	—	1.03	—	1.30
1.45%	1.20	—	1.03	—	1.20
1.50%	—	—	1.02	—	1.04
1.55%	—	—	1.02	—	1.29
1.60%	—	—	1.02	—	1.29
1.65%	—	—	1.02	—	1.29
1.70%	—	—	1.02	—	1.29
1.75%	—	—	1.02	—	1.29
1.80%	—	—	1.02	—	1.28
1.85%	—	—	1.02	—	1.03
1.90%	—	—	1.02	—	1.03

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1.22	$1.85	$1.83	$2.59	$2.01
0.60%	—	—	—	—	—
0.75%	1.19	1.80	1.80	2.49	1.95
0.85%	1.04	1.40	1.11	1.62	1.42
0.95%	1.16	1.75	1.75	2.43	1.90
1.00%	1.06	1.53	1.77	3.23	1.85
1.05%	1.03	1.38	1.10	1.60	1.40
1.10%	1.02	1.38	1.09	1.60	1.40
1.15%	—	—	—	—	—
1.20%	1.03	1.50	1.72	3.16	1.81
1.25%	—	—	1.68	1.99	—
1.25%	1.01	1.36	1.08	1.58	1.38
1.25%	—	—	—	—	—
1.25%	—	—	—	—	2.02
1.25%	1.26	1.89	—	—	—
1.25%	—	—	—	—	—
1.30%	1.01	1.36	1.08	1.57	1.38
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.00	1.35	1.07	1.56	1.37
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  55

		Col VP	Col VP	Col VP	Col VP
	Col VP	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Hi Yield Bond, Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$2.20	$1.82	$1.11	$0.76	$0.97
0.60%	—	—	—	—	—
0.75%	2.15	1.79	1.08	0.75	0.95
0.85%	1.67	1.66	1.12	1.16	1.14
0.95%	2.09	1.76	1.05	0.73	0.92
1.00%	2.22	1.75	1.65	1.18	1.17
1.05%	1.65	1.64	1.11	1.14	1.12
1.10%	1.65	1.64	1.11	1.14	1.12
1.15%	—	—	—	—	—
1.20%	2.18	1.72	1.61	1.15	1.25
1.25%	—	—	—	—	—
1.25%	1.63	—	1.10	—	1.11
1.25%	—	—	—	—	—
1.25%	2.31	—	—	—	—
1.25%	—	—	1.41	—	1.48
1.25%	—	1.62	—	1.13	—
1.30%	1.63	1.61	1.09	1.12	1.11
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.61	1.60	1.08	1.11	1.10
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Subaccount	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

0.55%	$1.19	$0.99	$1.48	$1.50	$1.09
0.60%	—	1.02	—	—	1.02
0.75%	1.17	0.97	1.42	1.48	1.07
0.85%	1.25	1.09	1.22	1.18	1.22
0.95%	1.15	0.96	1.39	1.45	1.04
1.00%	1.15	0.96	1.43	1.45	1.37
1.05%	1.23	1.08	1.21	1.16	1.20
1.10%	1.22	1.07	1.20	1.16	1.20
1.15%	—	1.03	—	—	1.03
1.20%	1.14	0.94	1.40	1.43	1.34
1.25%	—	—	—	—	—
1.25%	—	—	1.19	—	—
1.25%	—	—	1.09	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.06	—	1.15	1.19
1.30%	1.21	1.06	1.19	1.14	1.18
1.35%	—	1.17	—	—	1.34
1.40%	—	1.17	—	—	1.34
1.45%	1.20	1.05	1.18	1.13	1.17
1.50%	—	1.03	—	—	1.02
1.55%	—	1.16	—	—	1.34
1.60%	—	1.16	—	—	1.34
1.65%	—	1.16	—	—	1.33
1.70%	—	1.16	—	—	1.33
1.75%	—	1.16	—	—	1.33
1.80%	—	1.16	—	—	1.33
1.85%	—	1.03	—	—	1.02
1.90%	—	1.03	—	—	1.02

56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Col VP Select	Col VP Select	Col VP	CS	DWS Alt
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Asset Alloc VIP,
Subaccount	Cl 3	Cl 3	Cl 3	Return	Cl B

0.55%	$1.40	$1.94	$1.42	$0.87	$1.00
0.60%	—	—	—	—	1.00
0.75%	1.37	1.90	1.38	0.86	1.00
0.85%	1.18	1.17	1.13	0.90	1.00
0.95%	1.35	1.85	1.34	0.85	1.00
1.00%	1.34	1.78	1.17	0.85	1.00
1.05%	1.16	1.16	1.11	0.88	1.00
1.10%	1.16	1.15	1.11	0.88	1.00
1.15%	—	—	—	—	1.00
1.20%	1.32	1.74	1.14	0.83	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	1.14	1.10	0.87	1.00
1.30%	1.15	1.14	1.09	0.87	1.00
1.35%	—	—	—	—	1.00
1.40%	—	—	—	—	1.00
1.45%	1.13	1.13	1.08	0.86	1.00
1.50%	—	—	—	—	1.00
1.55%	—	—	—	—	1.00
1.60%	—	—	—	—	1.00
1.65%	—	—	—	—	0.99
1.70%	—	—	—	—	0.99
1.75%	—	—	—	—	0.99
1.80%	—	—	—	—	0.99
1.85%	—	—	—	—	0.99
1.90%	—	—	—	—	0.99

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.55%	$1.28	$1.20	$1.29	$3.99	$1.24
0.60%	—	1.01	—	—	—
0.75%	1.26	1.19	1.26	3.89	1.21
0.85%	1.25	1.25	—	—	—
0.95%	1.25	1.17	1.23	3.79	1.18
1.00%	1.24	1.17	—	—	—
1.05%	1.24	1.24	—	—	—
1.10%	1.23	1.23	—	—	—
1.15%	—	1.02	—	—	—
1.20%	1.23	1.15	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.22	1.22	—	—	—
1.30%	1.22	1.22	—	—	—
1.35%	—	1.32	—	—	—
1.40%	—	1.32	—	—	—
1.45%	1.20	1.21	—	—	—
1.50%	—	1.02	—	—	—
1.55%	—	1.31	—	—	—
1.60%	—	1.31	—	—	—
1.65%	—	1.31	—	—	—
1.70%	—	1.31	—	—	—
1.75%	—	1.31	—	—	—
1.80%	—	1.31	—	—	—
1.85%	—	1.01	—	—	—
1.90%	—	1.01	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  57

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$2.50	$2.97	$3.14	$2.01	$1.15
0.60%	—	1.06	—	—	—
0.75%	2.44	2.89	3.06	1.95	1.12
0.85%	0.91	1.28	—	—	1.08
0.95%	2.37	2.82	2.98	1.90	1.09
1.00%	1.77	2.13	2.19	—	1.31
1.05%	0.90	1.26	—	—	1.07
1.10%	0.90	1.26	—	—	1.06
1.15%	—	1.07	—	—	—
1.20%	1.73	2.09	2.15	—	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.88	1.25	—	—	1.05
1.30%	0.89	1.24	—	—	1.05
1.35%	—	1.44	—	—	—
1.40%	—	1.44	—	—	—
1.45%	0.87	1.23	—	—	1.04
1.50%	—	1.07	—	—	—
1.55%	—	1.44	—	—	—
1.60%	—	1.44	—	—	—
1.65%	—	1.43	—	—	—
1.70%	—	1.43	—	—	—
1.75%	—	1.43	—	—	—
1.80%	—	1.43	—	—	—
1.85%	—	1.07	—	—	—
1.90%	—	1.07	—	—	—

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Global Hlth,	Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser I	Ser II	Ser I

0.55%	$1.32	$1.49	$0.97	$1.45	$0.98
0.60%	—	—	—	—	—
0.75%	1.30	1.47	0.97	1.42	0.98
0.85%	1.37	1.30	—	1.17	—
0.95%	1.28	1.45	0.97	1.39	0.98
1.00%	1.28	1.44	—	1.39	0.98
1.05%	1.35	1.29	—	1.15	—
1.10%	1.35	1.28	—	1.15	—
1.15%	—	—	—	—	—
1.20%	1.26	1.42	—	1.36	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.27	—	1.14	—
1.30%	1.33	1.26	—	1.14	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.32	1.25	—	1.12	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$0.84	$0.61	$1.08	$1.04	$1.38
0.60%	—	—	1.01	1.04	—
0.75%	0.82	0.59	1.07	1.04	1.35
0.85%	—	—	1.06	1.04	—
0.95%	0.80	0.58	1.05	1.04	1.31
1.00%	—	1.48	1.05	1.04	2.31
1.05%	—	—	1.05	1.04	—
1.10%	—	—	1.05	1.04	—
1.15%	—	—	1.01	1.04	—
1.20%	—	1.44	1.04	1.04	2.26
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.04	1.04	—
1.30%	—	—	1.03	1.03	—
1.35%	—	—	1.27	1.03	—
1.40%	—	—	1.27	1.03	—
1.45%	—	—	1.02	1.03	—
1.50%	—	—	1.01	1.03	—
1.55%	—	—	1.27	1.03	—
1.60%	—	—	1.26	1.03	—
1.65%	—	—	1.26	1.03	—
1.70%	—	—	1.26	1.03	—
1.75%	—	—	1.26	1.03	—
1.80%	—	—	1.26	1.03	—
1.85%	—	—	1.00	1.03	—
1.90%	—	—	1.00	1.03	—

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$0.88	$1.44	$2.51	$1.22	$1.31
0.60%	—	—	1.07	—	0.92
0.75%	0.86	1.41	2.45	1.20	1.29
0.85%	1.33	—	1.70	1.26	1.40
0.95%	0.84	1.37	2.40	1.19	1.28
1.00%	1.31	1.63	2.99	1.19	1.27
1.05%	1.32	—	1.68	1.24	1.39
1.10%	1.31	—	1.67	1.24	1.38
1.15%	—	—	1.07	—	0.93
1.20%	1.28	1.59	2.92	1.17	1.25
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	—	1.66	1.22	1.37
1.30%	1.30	—	1.65	1.22	1.36
1.35%	—	—	1.37	—	1.23
1.40%	—	—	1.37	—	1.23
1.45%	1.28	—	1.64	1.21	1.35
1.50%	—	—	1.07	—	0.93
1.55%	—	—	1.37	—	1.23
1.60%	—	—	1.37	—	1.23
1.65%	—	—	1.36	—	1.23
1.70%	—	—	1.36	—	1.22
1.75%	—	—	1.36	—	1.22
1.80%	—	—	1.36	—	1.22
1.85%	—	—	1.07	—	0.92
1.90%	—	—	1.07	—	0.92

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  59

			Oppen
	NB AMT	Oppen	Global	Oppen Main St	PIMCO
	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.55%	$0.95	$1.67	$1.63	$1.64	$1.48
0.60%	—	1.06	—	1.03	1.08
0.75%	0.94	1.64	1.60	1.62	1.46
0.85%	1.05	1.25	1.49	1.24	1.48
0.95%	0.93	1.62	1.57	1.59	1.44
1.00%	0.93	1.61	1.57	1.58	1.43
1.05%	1.04	1.24	1.47	1.22	1.46
1.10%	1.04	1.23	1.46	1.22	1.46
1.15%	—	1.08	—	1.03	1.08
1.20%	0.91	1.58	1.54	1.55	1.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.02	1.22	1.45	1.21	1.45
1.30%	1.02	1.22	1.45	1.20	1.44
1.35%	—	1.28	—	1.37	1.21
1.40%	—	1.28	—	1.37	1.21
1.45%	1.01	1.20	1.43	1.19	1.43
1.50%	—	1.08	—	1.03	1.07
1.55%	—	1.27	—	1.36	1.20
1.60%	—	1.27	—	1.36	1.20
1.65%	—	1.27	—	1.36	1.20
1.70%	—	1.27	—	1.36	1.20
1.75%	—	1.26	—	1.35	1.20
1.80%	—	1.26	—	1.35	1.19
1.85%	—	1.08	—	1.03	1.07
1.90%	—	1.08	—	1.03	1.07

	PIMCO VIT Glb	Put VT	Royce
	Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl 2

0.55%	$1.03	$1.24	$3.78	$2.90	$1.23
0.60%	1.03	—	—	—	1.02
0.75%	1.03	1.23	3.68	2.83	1.22
0.85%	1.03	—	—	—	1.22
0.95%	1.03	1.23	3.59	2.75	1.21
1.00%	1.03	1.23	—	—	1.21
1.05%	1.03	—	—	—	1.21
1.10%	1.03	—	—	—	1.21
1.15%	1.03	—	—	—	1.03
1.20%	1.03	1.22	—	—	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	—	—	—	1.20
1.30%	1.03	—	—	—	1.20
1.35%	1.03	—	—	—	1.25
1.40%	1.03	—	—	—	1.25
1.45%	1.03	—	—	—	1.20
1.50%	1.03	—	—	—	1.02
1.55%	1.03	—	—	—	1.24
1.60%	1.03	—	—	—	1.24
1.65%	1.03	—	—	—	1.24
1.70%	1.03	—	—	—	1.24
1.75%	1.03	—	—	—	1.24
1.80%	1.03	—	—	—	1.23
1.85%	1.03	—	—	—	1.02
1.90%	1.02	—	—	—	1.02

60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

		VP BR Gl
	VP Aggr,	Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Subaccount	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

0.55%	$1.23	$1.43	$1.15	$1.15	$1.21
0.60%	—	—	1.03	—	1.03
0.75%	1.22	1.41	1.14	1.14	1.20
0.85%	1.22	1.37	1.14	1.14	1.20
0.95%	1.21	1.38	1.14	1.14	1.19
1.00%	1.21	1.38	1.13	1.13	1.19
1.05%	1.21	1.35	1.13	1.13	1.19
1.10%	1.21	1.35	1.13	1.13	1.19
1.15%	—	—	1.03	—	1.03
1.20%	1.21	1.36	1.13	1.13	1.18
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.20	1.34	1.13	1.13	1.18
1.30%	1.20	1.33	1.12	1.12	1.18
1.35%	—	—	1.13	—	1.20
1.40%	—	—	1.13	—	1.20
1.45%	1.20	1.32	1.12	1.12	1.18
1.50%	—	—	1.03	—	1.03
1.55%	—	—	1.12	—	1.19
1.60%	—	—	1.12	—	1.19
1.65%	—	—	1.12	—	1.19
1.70%	—	—	1.12	—	1.19
1.75%	—	—	1.12	—	1.19
1.80%	—	—	1.12	—	1.18
1.85%	—	—	1.02	—	1.03
1.90%	—	—	1.02	—	1.03

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$1.21	$1.22	$1.22	$1.18	$1.18
0.60%	—	1.02	—	1.03	—
0.75%	1.20	1.21	1.22	1.17	1.17
0.85%	1.20	1.21	1.21	1.17	1.17
0.95%	1.19	1.21	1.21	1.16	1.17
1.00%	1.19	1.21	1.21	1.16	1.16
1.05%	1.19	1.20	1.21	1.16	1.16
1.10%	1.19	1.20	1.20	1.16	1.16
1.15%	—	1.03	—	1.03	—
1.20%	1.19	1.20	1.20	1.15	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.18	1.20	1.20	1.15	1.16
1.30%	1.18	1.20	1.20	1.15	1.15
1.35%	—	1.22	—	1.16	—
1.40%	—	1.22	—	1.16	—
1.45%	1.18	1.19	1.19	1.15	1.15
1.50%	—	1.03	—	1.03	—
1.55%	—	1.22	—	1.15	—
1.60%	—	1.21	—	1.15	—
1.65%	—	1.21	—	1.15	—
1.70%	—	1.21	—	1.15	—
1.75%	—	1.21	—	1.15	—
1.80%	—	1.21	—	1.15	—
1.85%	—	1.02	—	1.02	—
1.90%	—	1.02	—	1.02	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  61

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Subaccount	Cl 3	Cl 3	Cl 3	Intl	USA

0.55%	$2.23	$1.06	$1.53	$2.74	$2.40
0.60%	—	—	—	—	—
0.75%	2.19	1.03	1.51	2.67	2.33
0.85%	1.28	1.06	1.28	1.45	1.33
0.95%	2.14	1.02	1.48	2.60	2.27
1.00%	2.02	1.02	1.47	3.13	2.02
1.05%	1.26	1.05	1.27	1.43	1.31
1.10%	1.26	1.04	1.26	1.43	1.30
1.15%	—	—	—	—	—
1.20%	1.97	1.00	1.45	3.06	1.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.25	1.03	1.25	1.41	1.29
1.30%	1.24	1.03	1.25	1.41	1.29
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.23	1.02	1.23	1.39	1.28
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

	WF Adv VT
	Index	WF Adv VT	WF Adv VT
	Asset Alloc,	Intl Eq,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2	Cl 2

0.55%	$1.50	$1.39	$1.54
0.60%	—	—	0.93
0.75%	1.47	1.37	1.50
0.85%	—	0.99	1.44
0.95%	1.43	1.34	1.47
1.00%	1.51	1.34	1.69
1.05%	—	0.98	1.43
1.10%	—	0.98	1.42
1.15%	—	—	0.94
1.20%	1.48	1.31	1.65
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	0.97	1.41
1.30%	—	0.97	1.40
1.35%	—	—	1.28
1.40%	—	—	1.28
1.45%	—	0.96	1.39
1.50%	—	—	0.93
1.55%	—	—	1.27
1.60%	—	—	1.27
1.65%	—	—	1.27
1.70%	—	—	1.27
1.75%	—	—	1.27
1.80%	—	—	1.27
1.85%	—	—	0.93
1.90%	—	—	0.93

62  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl II

0.55%	47,683	309,567	855,522	4,117	384,531
0.60%	—	—	—	—	—
0.75%	2,216,887	40,750,041	67,634,824	5,967,768	9,352,831
0.85%	1,953,870	5,897,550	21,668,414	—	6,244,145
0.95%	1,312,985	23,312,082	38,807,106	5,102,357	6,829,709
1.00%	280,277	3,990,778	8,028,296	—	1,069,066
1.05%	767,873	3,962,050	10,348,720	—	3,832,523
1.10%	809,118	1,518,954	8,408,501	—	2,077,223
1.15%	—	—	—	—	—
1.20%	287,542	2,074,475	3,733,909	—	624,806
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	42,216	247,112	910,720	—	323,004
1.30%	214,164	479,648	3,913,760	—	1,168,070
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	12,432	185,159	802,537	—	293,909
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	7,945,047	82,727,416	165,112,309	11,074,242	32,199,817

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  63

	AC VP	AC VP	BlackRock		Col
	Ultra,	Val,	Global Alloc,	Calvert VP	VP Bal,
Subaccount	Cl II	Cl I	Cl III	SRI Bal	Cl 3

0.55%	79,804	107,657	102,818	5,335	363,253
0.60%	—	—	—	—	—
0.75%	8,724,370	12,258,207	3,746,033	11,585,009	46,103,152
0.85%	3,236,685	—	1,274,956	—	7,709,063
0.95%	4,871,348	10,633,257	3,225,871	6,095,247	33,359,359
1.00%	1,320,123	—	445,521	1,338,358	4,617,926
1.05%	1,615,743	—	690,517	—	5,159,455
1.10%	557,234	—	235,530	—	2,750,475
1.15%	—	—	—	—	—
1.20%	914,857	—	427,945	582,528	3,268,989
1.25%	—	—	—	—	—
1.25%	—	—	—	—	912,206
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	31,868,000
1.25%	95,760	—	31,427	—	—
1.30%	311,909	—	295,150	—	1,981,635
1.35%	—	—	51,124	—	56,594
1.40%	—	—	149,276	—	177,356
1.45%	88,855	—	37,154	—	518,063
1.50%	—	—	104,408	—	—
1.55%	—	—	78,147	—	151,828
1.60%	—	—	8,002	—	—
1.65%	—	—	38,654	—	9,438
1.70%	—	—	1,372	—	—
1.75%	—	—	25,648	—	—
1.80%	—	—	43,640	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	21,816,688	22,999,121	11,013,193	19,606,477	139,006,792

64  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	309,005	2,725,685	1,536,493	742,801	1,005,193
0.60%	—	—	—	—	—
0.75%	96,155,048	214,369,217	166,205,293	38,626,842	62,203,574
0.85%	25,596,746	59,211,343	51,118,043	15,792,565	18,657,483
0.95%	61,799,433	156,666,513	99,991,850	22,279,307	48,278,240
1.00%	9,285,919	23,879,551	18,168,705	3,740,817	7,311,355
1.05%	15,606,785	41,229,805	23,548,232	7,512,527	13,496,729
1.10%	8,176,490	18,800,169	13,508,335	5,246,218	5,795,269
1.15%	—	—	—	—	—
1.20%	3,989,735	18,482,203	8,521,616	1,611,161	5,077,018
1.25%	—	—	43,172,225	25,558,843	—
1.25%	4,019,452	3,269,212	2,175,547	661,753	1,175,096
1.25%	—	—	—	—	—
1.25%	—	—	—	—	11,593,981
1.25%	25,726,374	39,760,623	—	—	—
1.25%	—	—	—	—	—
1.30%	3,834,069	12,204,677	6,494,628	2,151,403	4,691,345
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,268,407	5,731,336	1,805,463	546,126	1,641,256
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	257,767,463	596,330,334	436,246,430	124,470,363	180,926,539

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  65

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	721,710	2,007,072	345,825	1,240,483	508,348
0.60%	—	—	—	—	—
0.75%	82,188,408	46,829,519	26,231,581	88,845,816	160,001,743
0.85%	18,037,566	15,226,500	3,480,133	3,914,100	2,496,887
0.95%	64,191,567	32,890,280	16,902,446	51,318,394	84,368,722
1.00%	6,843,686	5,472,865	1,779,643	4,821,751	8,621,731
1.05%	11,620,183	10,682,543	2,541,620	2,338,126	2,294,565
1.10%	5,322,246	5,368,761	1,324,625	879,304	592,896
1.15%	—	—	—	—	—
1.20%	5,670,719	4,216,670	884,551	2,238,842	3,109,260
1.25%	—	—	—	—	—
1.25%	846,728	—	200,266	—	251,052
1.25%	—	—	—	—	—
1.25%	20,819,594	—	—	—	—
1.25%	—	—	26,996,543	—	79,844,839
1.25%	—	750,417	—	221,419	—
1.30%	3,490,940	3,544,942	781,292	357,047	423,139
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,563,058	1,299,445	249,939	188,753	39,606
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	221,316,405	128,289,014	81,718,464	156,364,035	342,552,788

66  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Subaccount	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

0.55%	666,680	502,418	128,072	385,334	209,045
0.60%	—	—	—	—	—
0.75%	55,443,225	15,548,448	22,637,835	20,051,027	57,240,628
0.85%	23,250,017	6,783,385	3,033,850	12,607,592	7,378,978
0.95%	30,586,230	9,259,678	13,009,446	11,045,261	40,265,161
1.00%	5,755,420	2,071,733	1,049,552	2,080,260	4,258,378
1.05%	10,611,642	3,767,428	1,844,728	6,153,407	4,407,474
1.10%	6,801,245	3,160,589	929,257	3,016,884	2,239,546
1.15%	—	7,630	—	—	15,515
1.20%	2,446,330	1,302,061	560,145	1,033,558	2,589,528
1.25%	—	—	—	—	—
1.25%	—	—	106,299	—	—
1.25%	—	—	23,575,695	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,074,688	461,509	—	296,907	405,620
1.30%	3,334,962	1,471,565	335,440	1,797,864	1,316,970
1.35%	—	41,769	—	—	93,656
1.40%	—	97,892	—	—	335,221
1.45%	828,685	246,954	91,231	320,018	502,173
1.50%	—	14,318	—	—	32,385
1.55%	—	32,709	—	—	61,635
1.60%	—	3,010	—	—	8,522
1.65%	—	29,998	—	—	14,958
1.70%	—	1,245	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	140,799,124	44,804,339	67,301,550	58,788,112	121,375,393

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  67

	Col VP	Col VP
	Select	Select	Col VP	CS	DWS Alt
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Asset Alloc VIP,
Subaccount	Cl 3	Cl 3	Cl 3	Return	Cl B

0.55%	204,965	125,857	494,372	624,103	59,840
0.60%	—	—	—	—	—
0.75%	8,169,824	13,295,125	65,849,414	31,770,638	3,246,338
0.85%	2,100,916	1,803,263	20,952,120	8,762,949	632,520
0.95%	4,932,416	8,170,286	52,933,787	21,621,764	2,283,695
1.00%	801,303	1,026,687	7,912,306	5,118,992	128,591
1.05%	1,308,826	1,319,254	10,948,017	6,076,640	649,954
1.10%	461,336	781,372	4,644,677	4,448,646	80,570
1.15%	—	—	—	—	—
1.20%	664,872	451,808	6,553,457	2,125,230	228,045
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	126,698	54,341	1,515,952	497,758	24,200
1.30%	353,810	443,715	4,566,831	2,200,605	561,723
1.35%	—	—	—	—	—
1.40%	—	—	—	—	79,611
1.45%	85,252	81,283	3,166,003	800,182	10,392
1.50%	—	—	—	—	74,760
1.55%	—	—	—	—	17,411
1.60%	—	—	—	—	42,675
1.65%	—	—	—	—	15,856
1.70%	—	—	—	—	—
1.75%	—	—	—	—	1,426
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	19,210,218	27,552,991	179,536,936	84,047,507	8,137,607

68  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.55%	1,489,693	2,280,187	66,692	104,983	15,170
0.60%	—	—	—	—	—
0.75%	67,900,372	135,682,959	23,384,634	15,673,484	8,801,808
0.85%	23,093,148	46,774,910	—	—	—
0.95%	50,814,768	84,137,133	19,404,378	12,400,692	7,128,144
1.00%	9,305,928	16,957,796	—	—	—
1.05%	16,282,323	27,674,955	—	—	—
1.10%	10,749,660	16,892,899	—	—	—
1.15%	—	14,310	—	—	—
1.20%	5,538,304	10,153,147	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,779,436	2,959,578	—	—	—
1.30%	7,197,436	10,025,262	—	—	—
1.35%	—	390,698	—	—	—
1.40%	—	341,143	—	—	—
1.45%	3,372,041	2,690,451	—	—	—
1.50%	—	65,508	—	—	—
1.55%	—	157,819	—	—	—
1.60%	—	18,911	—	—	—
1.65%	—	189,688	—	—	—
1.70%	—	61,242	—	—	—
1.75%	—	—	—	—	—
1.80%	—	19,316	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	197,523,109	357,487,912	42,855,704	28,179,159	15,945,122

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  69

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	170,393	301,063	447,635	1,510	546,297
0.60%	—	—	—	—	—
0.75%	31,719,713	22,726,898	42,578,177	1,992,554	61,880,622
0.85%	12,218,110	11,090,271	—	—	5,827,944
0.95%	18,940,997	14,442,864	26,252,910	1,616,863	38,124,303
1.00%	4,469,977	3,648,523	6,579,554	—	5,394,604
1.05%	5,431,212	4,258,479	—	—	3,354,899
1.10%	3,691,122	3,178,262	—	—	1,083,305
1.15%	—	19,542	—	—	—
1.20%	2,434,880	2,056,793	3,718,845	—	2,613,489
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	556,990	259,147	—	—	350,539
1.30%	2,659,142	1,505,126	—	—	601,139
1.35%	—	99,344	—	—	—
1.40%	—	18,780	—	—	—
1.45%	371,019	400,514	—	—	232,250
1.50%	—	30,479	—	—	—
1.55%	—	73,880	—	—	—
1.60%	—	1,794	—	—	—
1.65%	—	24,555	—	—	—
1.70%	—	10,309	—	—	—
1.75%	—	—	—	—	—
1.80%	—	2,804	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	82,663,555	64,149,427	79,577,121	3,610,927	120,009,391

70  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Global Hlth,	Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser I	Ser II	Ser I

0.55%	116,705	273,472	64,613	669,591	87,030
0.60%	—	—	—	—	—
0.75%	7,227,033	25,580,292	8,150,934	71,033,656	8,633,428
0.85%	3,559,359	10,017,994	—	13,183,521	—
0.95%	4,583,029	17,044,534	5,741,236	35,922,277	6,384,931
1.00%	842,966	2,584,317	—	12,690,225	142,572
1.05%	2,300,125	5,774,332	—	6,137,304	—
1.10%	962,280	3,039,153	—	3,976,173	—
1.15%	—	—	—	—	—
1.20%	341,231	1,078,564	—	5,740,470	152,784
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,831	312,842	—	613,831	—
1.30%	498,251	1,385,821	—	2,097,765	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	108,057	296,294	—	555,114	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	20,623,867	67,387,615	13,956,783	152,619,927	15,400,745

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  71

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	28,442	103,664	386,925	—	268,816
0.60%	—	—	—	—	—
0.75%	11,183,972	17,509,406	17,837,135	252,489	28,306,723
0.85%	—	—	11,784,329	62,601	—
0.95%	5,537,988	10,177,982	10,929,075	59,968	20,795,830
1.00%	—	249,077	1,944,244	—	632,841
1.05%	—	—	4,255,975	26,068	—
1.10%	—	—	2,789,872	1,942	—
1.15%	—	—	13,465	—	—
1.20%	—	96,128	1,062,855	—	317,531
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	320,344	—	—
1.30%	—	—	1,514,312	4,687	—
1.35%	—	—	34,441	—	—
1.40%	—	—	—	14,404	—
1.45%	—	—	519,123	4,855	—
1.50%	—	—	2,967	—	—
1.55%	—	—	17,714	12,107	—
1.60%	—	—	3,435	—	—
1.65%	—	—	2,437	—	—
1.70%	—	—	3,178	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	16,750,402	28,136,257	53,421,826	439,121	50,321,741

72  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	211,621	89,045	583,788	314,384	240,566
0.60%	—	—	—	—	—
0.75%	39,848,817	20,046,589	38,539,182	19,517,513	11,635,336
0.85%	2,826,250	—	17,920,103	7,543,623	5,354,974
0.95%	26,338,852	14,560,537	24,762,957	11,520,682	7,546,827
1.00%	2,964,298	1,741,680	3,606,438	3,249,173	1,377,598
1.05%	2,102,065	—	10,094,699	4,276,141	2,511,745
1.10%	1,481,844	—	4,763,323	3,075,686	1,732,466
1.15%	—	—	4,310	—	4,649
1.20%	1,186,591	1,013,652	2,678,840	1,650,514	1,242,191
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	358,690	—	486,443	312,309	221,022
1.30%	526,221	—	3,681,603	1,694,183	1,060,543
1.35%	—	—	174,629	—	53,518
1.40%	—	—	215,335	—	34,713
1.45%	369,000	—	903,259	470,306	214,296
1.50%	—	—	65,749	—	—
1.55%	—	—	140,592	—	18,582
1.60%	—	—	24,767	—	4,988
1.65%	—	—	125,365	—	13,618
1.70%	—	—	59,555	—	6,166
1.75%	—	—	3,158	—	—
1.80%	—	—	18,945	—	456
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	78,214,249	37,451,503	108,853,040	53,624,514	33,274,254

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  73

			Oppen Global	Oppen
	NB AMT	Oppen	Strategic	Main St	PIMCO
	Intl Eq,	Global VA,	Inc VA,	Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.55%	164,925	349,411	3,277,026	360,242	688,294
0.60%	—	—	—	—	—
0.75%	6,765,170	21,565,891	194,916,337	13,917,826	69,811,381
0.85%	3,458,658	8,141,693	57,220,663	6,321,822	23,468,434
0.95%	3,744,081	14,055,037	136,643,662	8,533,728	51,222,920
1.00%	546,170	4,069,630	26,207,721	2,695,903	9,796,225
1.05%	1,517,898	4,489,751	43,698,696	4,034,633	16,929,475
1.10%	1,263,336	2,626,074	21,536,239	2,726,122	9,044,072
1.15%	—	6,068	—	—	—
1.20%	219,716	2,439,840	17,582,458	1,506,396	9,641,703
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	104,157	838,287	3,703,280	339,926	2,305,721
1.30%	536,363	1,486,891	17,181,112	1,572,225	6,952,055
1.35%	—	239,325	—	45,198	440,921
1.40%	—	59,118	—	43,415	184,248
1.45%	80,192	520,405	6,209,735	249,090	3,141,426
1.50%	—	—	—	43,080	350,314
1.55%	—	272,589	—	28,628	300,259
1.60%	—	—	—	2,799	43,356
1.65%	—	23,752	—	7,517	330,618
1.70%	—	2,000	—	1,058	256,355
1.75%	—	—	—	—	1,787
1.80%	—	873	—	2,598	133,351
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	18,400,666	61,186,635	528,176,929	42,432,206	205,042,915

74  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	PIMCO VIT Glb	Put VT	Royce
	Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl 2

0.55%	54,456	122,929	30,384	26,847	1,277,384
0.60%	—	—	—	—	—
0.75%	862,798	11,915,844	4,560,269	5,377,145	59,073,594
0.85%	245,601	—	—	—	288,563,918
0.95%	1,075,643	7,461,113	4,108,117	4,998,662	177,549,329
1.00%	58,537	346,762	—	—	5,854,943
1.05%	224,179	—	—	—	11,278,299
1.10%	89,576	—	—	—	30,798,359
1.15%	—	—	—	—	53,240
1.20%	233,334	106,464	—	—	95,227,920
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1,511,881
1.30%	128,596	—	—	—	11,659,182
1.35%	—	—	—	—	1,196,945
1.40%	123,964	—	—	—	4,221,622
1.45%	—	—	—	—	4,970,206
1.50%	25,396	—	—	—	8,303
1.55%	1,949	—	—	—	799,675
1.60%	6,521	—	—	—	310,087
1.65%	120,906	—	—	—	2,507,678
1.70%	—	—	—	—	197,495
1.75%	—	—	—	—	38,427
1.80%	—	—	—	—	81,683
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,251,456	19,953,112	8,698,770	10,402,654	697,180,170

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  75

		VP BR Gl
	VP Aggr,	Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Subaccount	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

0.55%	16,381,524	767,757	5,335,099	6,407,599	4,777,895
0.60%	—	—	—	—	492
0.75%	213,296,456	72,376,962	103,582,240	217,500,203	377,699,417
0.85%	569,607,130	18,165,437	179,383,299	632,916,618	1,710,156,106
0.95%	87,969,310	48,159,844	211,588,585	146,040,811	1,323,161,499
1.00%	21,495,873	8,689,592	11,503,617	19,179,338	36,075,035
1.05%	166,109,797	11,600,383	31,545,225	303,501,685	112,004,087
1.10%	109,832,491	5,553,477	33,352,396	191,954,729	188,878,669
1.15%	—	—	81,248	—	317,592
1.20%	5,386,109	6,546,904	160,513,383	18,739,413	983,580,909
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,233,122	1,028,763	4,741,228	19,721,725	15,675,299
1.30%	28,893,648	5,535,855	36,267,180	100,315,894	125,044,482
1.35%	—	—	14,119,056	—	30,878,030
1.40%	—	—	12,192,090	—	45,726,396
1.45%	1,462,760	2,237,438	18,371,936	31,090,290	67,842,391
1.50%	—	—	616,476	—	5,877,532
1.55%	—	—	9,334,581	—	18,225,977
1.60%	—	—	4,548,673	—	7,267,591
1.65%	—	—	8,419,290	—	27,189,786
1.70%	—	—	4,523,993	—	5,682,511
1.75%	—	—	1,009,025	—	1,299,528
1.80%	—	—	1,213,163	—	1,234,859
1.85%	—	—	—	—	—
1.90%	—	—	510,167	—	19,711

Total	1,224,668,220	180,662,412	852,751,950	1,687,368,305	5,088,615,794

76  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	17,265,619	1,377,910	24,937,800	1,950,327	4,691,473
0.60%	—	—	—	—	—
0.75%	1,322,145,653	196,987,560	837,812,636	197,628,750	449,176,770
0.85%	3,811,595,820	1,155,593,986	2,256,097,358	429,366,878	1,156,616,671
0.95%	756,579,916	671,792,159	380,336,245	457,929,685	314,235,004
1.00%	145,577,451	16,416,370	75,513,691	18,951,702	51,432,575
1.05%	1,536,120,192	60,473,200	751,540,439	57,974,931	507,073,893
1.10%	1,029,788,435	118,428,584	428,502,841	55,876,735	368,243,911
1.15%	—	17,824	—	139,897	—
1.20%	66,495,345	416,635,932	20,324,933	315,032,749	30,767,910
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	40,535,858	7,742,995	19,791,334	7,326,057	22,396,237
1.30%	404,133,048	55,799,006	123,091,938	57,700,867	193,942,191
1.35%	—	9,398,327	—	19,190,030	—
1.40%	—	13,968,656	—	19,210,885	—
1.45%	32,280,598	32,489,444	7,701,560	26,691,296	35,259,039
1.50%	—	1,516,480	—	2,390,749	—
1.55%	—	3,241,869	—	11,301,698	—
1.60%	—	2,454,425	—	1,843,410	—
1.65%	—	9,748,544	—	8,975,603	—
1.70%	—	595,100	—	3,282,138	—
1.75%	—	56,465	—	3,281,359	—
1.80%	—	572,406	—	1,751,131	—
1.85%	—	—	—	—	—
1.90%	—	35,332	—	213,192	—

Total	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069	3,133,835,674

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  77

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Subaccount	Cl 3	Cl 3	Cl 3	Intl	USA

0.55%	401,651	199,611	124,785	887,059	631,310
0.60%	—	—	—	—	—
0.75%	31,851,272	13,839,575	3,730,955	53,435,508	69,931,848
0.85%	7,960,428	9,483,856	1,529,988	21,094,163	18,922,586
0.95%	16,924,759	7,220,669	2,101,150	32,327,849	43,824,140
1.00%	3,689,236	965,529	366,126	5,939,724	10,444,638
1.05%	3,807,348	3,762,983	1,060,700	11,329,578	9,490,603
1.10%	1,853,811	1,763,755	292,519	5,891,113	5,244,060
1.15%	—	—	—	—	—
1.20%	1,724,886	547,212	218,396	2,671,492	4,290,136
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	230,341	172,947	61,818	716,542	880,529
1.30%	879,998	1,032,528	171,127	2,922,248	2,491,753
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	242,147	269,611	22,141	585,399	479,625
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	69,565,877	39,258,276	9,679,705	137,800,675	166,631,228

78  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	WF Adv VT
	Index	WF Adv VT	WF Adv VT
	Asset Alloc,	Intl Eq,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2	Cl 2

0.55%	117	277,567	136,451
0.60%	—	—	—
0.75%	10,620,621	13,374,158	15,400,145
0.85%	—	7,030,350	6,576,996
0.95%	7,204,352	9,559,519	10,200,863
1.00%	1,316,828	2,144,299	1,790,805
1.05%	—	3,014,014	3,924,664
1.10%	—	1,819,813	1,835,708
1.15%	—	—	4,630
1.20%	522,810	1,221,076	1,006,262
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	194,685	295,083
1.30%	—	1,163,159	968,791
1.35%	—	—	57,160
1.40%	—	—	21,277
1.45%	—	241,263	335,027
1.50%	—	—	36,812
1.55%	—	—	10,564
1.60%	—	—	3,976
1.65%	—	—	32,597
1.70%	—	—	71,041
1.75%	—	—	—
1.80%	—	—	14,752
1.85%	—	—	—
1.90%	—	—	—

Total	19,664,728	40,039,903	42,723,604

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  79

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl II

0.55%	$52,163	$413,013	$1,395,244	$5,511	$454,372
0.60%	—	—	—	—	—
0.75%	2,424,167	53,172,198	103,767,293	7,822,586	10,931,167
0.85%	2,126,182	6,922,587	16,266,002	—	9,015,718
0.95%	1,398,531	29,775,306	58,316,194	6,484,414	7,934,335
1.00%	297,540	5,513,303	12,472,596	—	1,231,413
1.05%	824,781	4,600,560	7,719,570	—	5,479,216
1.10%	866,576	1,749,647	6,209,255	—	2,950,348
1.15%	—	—	—	—	—
1.20%	300,784	2,817,331	5,685,887	—	711,935
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	44,754	281,777	665,555	—	454,225
1.30%	226,230	545,453	2,852,406	—	1,637,507
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	12,993	208,518	582,576	—	407,972
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$8,574,701	$105,999,693	$215,932,578	$14,312,511	$41,208,208

80  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	AC VP	AC VP	BlackRock		Col VP
	Ultra,	Val,	Global Alloc,	Calvert VP	Bal,
Subaccount	Cl II	Cl I	Cl III	SRI Bal	Cl 3

0.55%	$96,938	$215,716	$106,080	$6,694	$785,030
0.60%	—	—	78	—	11
0.75%	10,456,577	24,100,122	3,859,049	14,213,531	63,683,878
0.85%	4,035,093	—	1,312,645	—	9,640,617
0.95%	5,749,164	20,422,747	3,354,068	7,304,695	45,226,089
1.00%	1,552,283	—	458,206	1,812,405	6,932,602
1.05%	1,987,905	—	709,929	—	6,450,150
1.10%	683,406	—	242,065	—	3,383,803
1.15%	—	—	78	—	11
1.20%	1,060,496	—	439,510	771,894	4,748,240
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1,111,438
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	66,441,906
1.25%	116,125	—	32,265	—	—
1.30%	377,477	—	302,914	—	2,406,312
1.35%	—	—	52,450	—	73,518
1.40%	—	—	153,094	—	230,127
1.45%	106,747	—	38,094	—	623,145
1.50%	—	—	107,010	—	10
1.55%	—	—	80,062	—	196,285
1.60%	—	—	8,196	—	13
1.65%	—	—	39,577	—	12,171
1.70%	—	—	1,482	—	13
1.75%	—	—	26,240	—	13
1.80%	—	—	44,634	—	13
1.85%	—	—	78	—	11
1.90%	—	—	78	—	11

Total	$26,222,211	$44,738,585	$11,367,882	$24,109,219	$211,945,417

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  81

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$377,089	$5,035,254	$2,959,537	$1,980,684	$2,015,539
0.60%	—	—	—	—	—
0.75%	114,327,466	387,015,391	299,765,989	96,212,976	121,602,968
0.85%	26,636,950	82,908,707	56,875,680	25,634,675	26,531,172
0.95%	71,625,320	275,627,715	175,860,970	54,227,714	91,995,642
1.00%	9,802,959	36,621,148	32,231,369	12,108,496	13,509,917
1.05%	16,030,513	57,020,635	25,883,235	12,075,156	18,943,037
1.10%	8,369,906	25,906,635	14,787,444	8,368,380	8,094,567
1.15%	—	—	—	—	—
1.20%	4,119,402	27,772,752	14,731,192	5,095,666	9,183,218
1.25%	—	—	73,817,525	51,149,235	—
1.25%	4,075,067	4,481,674	2,356,438	1,044,895	1,625,520
1.25%	—	—	—	—	—
1.25%	—	—	—	—	23,756,709
1.25%	32,818,128	76,900,468	—	—	—
1.25%	—	—	—	—	—
1.30%	3,873,542	16,585,411	7,011,439	3,387,145	6,467,129
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,270,488	7,723,816	1,930,310	851,517	2,240,700
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$295,326,830	$1,003,599,606	$708,211,128	$272,136,539	$325,966,118

82  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1,590,202	$3,647,320	$383,638	$944,128	$495,311
0.60%	—	—	—	—	—
0.75%	176,958,624	83,816,693	28,457,838	66,900,620	152,551,871
0.85%	30,211,040	25,368,581	3,914,416	4,525,185	2,843,872
0.95%	134,843,395	58,024,489	17,949,872	37,546,131	78,932,966
1.00%	15,229,544	9,583,372	2,934,294	5,683,177	10,129,146
1.05%	19,199,196	17,561,434	2,820,387	2,667,977	2,579,820
1.10%	8,777,712	8,781,626	1,464,997	1,010,989	664,387
1.15%	—	—	—	—	—
1.20%	12,569,225	7,265,932	1,426,863	2,589,100	3,889,648
1.25%	—	—	—	—	—
1.25%	1,380,954	—	219,327	—	278,608
1.25%	—	—	—	—	—
1.25%	49,132,937	—	—	—	—
1.25%	—	—	38,700,697	—	120,837,844
1.25%	—	1,215,306	—	249,082	—
1.30%	5,674,045	5,722,603	853,093	400,863	468,036
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,516,349	2,165,980	270,186	209,842	43,229
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$458,083,223	$223,153,336	$99,395,608	$122,727,094	$373,714,738

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  83

		Col VP	Col VP	Col VP
	Col VP	Marsico	Mid Cap	Mid Cap	Col VP
	Marsico Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Subaccount	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

0.55%	$918,146	$495,721	$189,438	$579,492	$228,365
0.60%	—	78	—	—	10
0.75%	64,884,773	15,159,109	32,346,308	29,610,067	61,723,077
0.85%	28,972,744	7,432,870	3,711,290	14,851,980	8,987,820
0.95%	35,482,559	9,015,599	18,229,079	16,074,232	42,296,253
1.00%	6,621,032	1,983,718	1,502,247	3,025,908	5,843,703
1.05%	13,047,443	4,056,148	2,227,355	7,168,928	5,327,669
1.10%	8,330,813	3,392,006	1,127,960	3,495,910	2,683,659
1.15%	—	7,896	—	—	15,921
1.20%	2,776,892	1,234,317	797,770	1,473,414	3,476,916
1.25%	—	—	—	—	—
1.25%	—	—	126,399	—	—
1.25%	—	—	25,991,463	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,303,793	490,433	—	340,612	481,350
1.30%	4,032,128	1,558,895	398,353	2,055,904	1,557,403
1.35%	—	48,981	—	—	125,854
1.40%	—	114,350	—	—	449,866
1.45%	991,937	259,018	107,327	362,358	588,163
1.50%	—	14,778	—	—	33,148
1.55%	—	38,070	—	—	82,410
1.60%	—	3,499	—	—	11,379
1.65%	—	34,827	—	—	19,951
1.70%	—	1,444	—	—	13
1.75%	—	75	—	—	13
1.80%	—	75	—	—	13
1.85%	—	78	—	—	10
1.90%	—	78	—	—	10

Total	$167,362,260	$45,342,063	$86,754,989	$79,038,805	$133,932,976

84  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Col VP	Col VP
	Select	Select	Col VP	CS	DWS Alt
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Asset Alloc VIP,
Subaccount	Cl 3	Cl 3	Cl 3	Return	Cl B

0.55%	$286,079	$244,343	$702,345	$614,200	$59,999
0.60%	—	—	—	—	78
0.75%	11,200,455	25,344,897	91,031,846	27,359,402	3,250,385
0.85%	2,479,669	2,113,613	23,588,949	7,852,304	632,860
0.95%	6,649,209	15,146,989	71,172,777	18,373,511	2,292,645
1.00%	1,074,252	1,824,187	9,246,384	4,330,225	128,525
1.05%	1,526,150	1,526,400	12,206,463	5,429,597	649,394
1.10%	535,613	901,143	5,144,958	3,921,339	80,472
1.15%	—	—	—	—	78
1.20%	875,473	785,381	7,489,185	1,773,985	227,607
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	145,732	62,059	1,663,178	434,591	24,145
1.30%	405,518	505,195	4,992,448	1,914,550	560,254
1.35%	—	—	—	—	78
1.40%	—	—	—	—	79,346
1.45%	96,754	91,568	3,457,431	689,678	10,354
1.50%	—	—	—	—	74,459
1.55%	—	—	—	—	17,336
1.60%	—	—	—	—	42,474
1.65%	—	—	—	—	15,776
1.70%	—	—	—	—	78
1.75%	—	—	—	—	1,496
1.80%	—	—	—	—	78
1.85%	—	—	—	—	78
1.90%	—	—	—	—	78

Total	$25,274,904	$48,545,775	$230,695,964	$72,693,382	$8,148,073

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  85

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.55%	$1,908,711	$2,743,382	$86,252	$434,359	$18,820
0.60%	—	105	—	—	—
0.75%	85,957,094	161,583,070	29,559,245	61,328,644	10,714,664
0.85%	28,930,671	58,740,715	—	—	—
0.95%	63,544,882	99,036,594	23,892,508	47,518,303	8,507,815
1.00%	11,577,155	19,813,529	—	—	—
1.05%	20,135,212	34,303,613	—	—	—
1.10%	13,247,313	20,848,572	—	—	—
1.15%	—	14,562	—	—	—
1.20%	6,797,886	11,713,484	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,171,172	3,632,256	—	—	—
1.30%	8,754,583	12,211,987	—	—	—
1.35%	—	516,176	—	—	—
1.40%	—	449,980	—	—	—
1.45%	4,061,470	3,245,176	—	—	—
1.50%	—	66,492	—	—	—
1.55%	—	207,400	—	—	—
1.60%	—	24,868	—	—	—
1.65%	—	248,669	—	—	—
1.70%	—	80,186	—	—	—
1.75%	—	124	—	—	—
1.80%	—	25,230	—	—	—
1.85%	—	104	—	—	—
1.90%	—	104	—	—	—

Total	$247,086,149	$429,506,378	$53,538,005	$109,281,306	$19,241,299

86  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Structd	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$431,082	$894,198	$1,406,809	$3,025	$645,071
0.60%	—	84	—	—	—
0.75%	77,361,555	65,853,675	130,878,513	3,897,736	69,800,995
0.85%	11,148,665	14,208,856	—	—	6,308,665
0.95%	45,095,653	40,891,888	78,434,362	3,106,781	41,690,079
1.00%	7,891,910	7,785,678	14,428,876	—	7,081,411
1.05%	4,893,338	5,385,280	—	—	3,598,517
1.10%	3,313,345	4,005,915	—	—	1,153,508
1.15%	—	20,931	—	—	—
1.20%	4,211,912	4,294,371	7,979,698	—	3,356,885
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	490,401	324,074	—	—	369,619
1.30%	2,355,999	1,872,377	—	—	631,906
1.35%	—	143,513	—	—	—
1.40%	—	27,093	—	—	—
1.45%	322,594	494,392	—	—	241,772
1.50%	—	32,561	—	—	—
1.55%	—	106,185	—	—	—
1.60%	—	2,575	—	—	—
1.65%	—	35,206	—	—	—
1.70%	—	14,762	—	—	—
1.75%	—	99	—	—	—
1.80%	—	4,105	—	—	—
1.85%	—	83	—	—	—
1.90%	—	83	—	—	—

Total	$157,516,454	$146,397,984	$233,128,258	$7,007,542	$134,878,428

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  87

	Invesco	Invesco	Invesco VI	Invesco VI	Invesco VI
	VI Global Hlth,	VI Intl Gro,	Am Fran,	Comstock,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser I	Ser II	Ser I

0.55%	$153,767	$407,299	$62,763	$968,182	$85,212
0.60%	—	—	—	—	—
0.75%	9,402,883	37,601,222	7,928,664	100,919,160	8,488,054
0.85%	4,878,185	13,044,395	—	15,429,724	—
0.95%	5,919,251	24,683,880	5,586,207	50,191,051	6,252,332
1.00%	1,078,798	3,725,857	—	17,623,147	139,167
1.05%	3,110,508	7,421,776	—	7,082,325	—
1.10%	1,297,100	3,893,186	—	4,573,550	—
1.15%	—	—	—	—	—
1.20%	430,835	1,532,488	—	7,842,617	148,933
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	113,170	396,911	—	698,786	—
1.30%	662,815	1,752,240	—	2,381,570	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	142,400	373,916	—	623,739	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$27,189,712	$94,833,170	$13,577,634	$208,333,851	$15,113,698

88  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$23,941	$63,115	$417,028	$79	$371,125
0.60%	—	—	105	79	—
0.75%	9,179,918	10,393,370	19,027,108	262,338	38,143,996
0.85%	—	—	12,491,820	64,997	—
0.95%	4,432,291	6,031,878	11,527,885	62,219	27,520,920
1.00%	—	367,460	2,043,502	79	1,461,997
1.05%	—	—	4,460,502	27,026	—
1.10%	—	—	2,915,773	2,091	—
1.15%	—	—	13,591	79	—
1.20%	—	138,719	1,104,501	79	718,063
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	332,051	79	—
1.30%	—	—	1,564,534	4,929	—
1.35%	—	—	43,834	79	—
1.40%	—	—	126	14,897	—
1.45%	—	—	531,667	5,098	—
1.50%	—	—	3,091	79	—
1.55%	—	—	22,425	12,508	—
1.60%	—	—	4,343	79	—
1.65%	—	—	3,200	79	—
1.70%	—	—	4,116	79	—
1.75%	—	—	121	79	—
1.80%	—	—	121	79	—
1.85%	—	—	103	78	—
1.90%	—	—	103	78	—

Total	$13,636,150	$16,994,542	$56,511,650	$457,286	$68,216,101

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  89

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$186,343	$128,639	$1,465,605	$383,851	$315,048
0.60%	—	—	109	—	73
0.75%	34,245,993	28,264,251	94,900,693	23,524,913	15,046,482
0.85%	3,772,620	—	30,491,295	9,481,303	7,520,576
0.95%	22,123,677	20,069,438	59,560,212	13,730,190	9,624,446
1.00%	3,888,258	2,838,678	10,773,565	3,850,296	1,750,678
1.05%	2,769,380	—	16,954,241	5,338,175	3,481,446
1.10%	1,945,825	—	7,973,516	3,801,469	2,393,600
1.15%	—	—	4,736	—	4,391
1.20%	1,522,784	1,616,508	7,830,089	1,929,736	1,558,065
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	466,455	—	806,391	381,928	315,889
1.30%	682,021	—	6,082,863	2,066,866	1,446,062
1.35%	—	—	240,099	—	66,057
1.40%	—	—	295,923	—	42,789
1.45%	473,573	—	1,478,296	568,302	326,327
1.50%	—	—	70,415	—	73
1.55%	—	—	192,292	—	22,820
1.60%	—	—	33,837	—	6,118
1.65%	—	—	171,004	—	16,683
1.70%	—	—	81,166	—	7,551
1.75%	—	—	4,428	—	87
1.80%	—	—	25,756	—	644
1.85%	—	—	107	—	72
1.90%	—	—	108	—	72

Total	$72,076,929	$52,917,514	$239,436,746	$65,057,029	$43,946,049

90  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	PIMCO
	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.55%	$157,189	$585,163	$5,768,183	$592,539	$1,111,940
0.60%	—	140	—	81	81
0.75%	6,364,559	35,532,497	312,838,729	22,503,043	101,882,640
0.85%	3,640,760	10,198,586	85,302,068	7,829,319	35,241,402
0.95%	3,495,773	22,790,024	215,826,838	13,606,659	74,208,666
1.00%	505,373	6,545,200	41,117,685	4,259,080	14,023,489
1.05%	1,575,780	5,586,767	64,416,047	4,931,660	24,875,853
1.10%	1,307,971	3,233,778	31,548,538	3,321,517	13,204,894
1.15%	—	6,561	—	80	80
1.20%	200,610	3,865,964	27,126,185	2,337,443	13,626,861
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	107,004	1,022,264	5,390,287	410,185	3,348,332
1.30%	548,057	1,807,401	24,835,624	1,890,633	10,017,718
1.35%	—	305,568	—	62,017	532,627
1.40%	—	75,390	—	59,335	222,311
1.45%	81,077	673,568	9,005,153	296,344	4,548,436
1.50%	—	139	—	44,304	376,390
1.55%	—	346,338	—	38,983	361,059
1.60%	—	122	—	3,902	52,052
1.65%	—	30,103	—	10,210	396,466
1.70%	—	2,653	—	1,532	307,035
1.75%	—	121	—	95	2,228
1.80%	—	1,102	—	3,610	159,317
1.85%	—	139	—	80	80
1.90%	—	139	—	80	80

Total	$17,984,153	$92,609,727	$823,175,337	$62,202,731	$298,500,037

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  91

	PIMCO VIT Glb	Put VT	Royce
	Multi-Asset,	Multi-Cap Gro,	Micro-Cap,	Third Ave	VP Aggr,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl 2

0.55%	$56,336	$152,462	$114,981	$90,596	$1,571,978
0.60%	78	—	—	—	10
0.75%	891,245	14,746,492	16,833,511	15,350,019	72,013,441
0.85%	253,710	—	—	—	350,929,125
0.95%	1,109,644	9,200,166	14,945,780	13,782,568	215,401,019
1.00%	60,366	425,697	—	—	7,090,270
1.05%	231,104	—	—	—	13,657,307
1.10%	92,311	—	—	—	37,194,018
1.15%	78	—	—	—	54,687
1.20%	240,286	130,110	—	—	114,680,219
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	78	—	—	—	1,818,285
1.30%	132,335	—	—	—	14,001,149
1.35%	78	—	—	—	1,494,331
1.40%	127,494	—	—	—	5,264,494
1.45%	78	—	—	—	5,944,651
1.50%	26,099	—	—	—	8,506
1.55%	2,080	—	—	—	993,487
1.60%	6,696	—	—	—	384,757
1.65%	124,132	—	—	—	3,107,852
1.70%	78	—	—	—	244,444
1.75%	78	—	—	—	47,505
1.80%	78	—	—	—	100,866
1.85%	78	—	—	—	10
1.90%	78	—	—	—	10

Total	$3,354,618	$24,654,927	$31,894,272	$29,223,183	$846,002,421

92  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

		VP BR Gl
	VP Aggr,	Infl Prot Sec,	VP Conserv,	VP Conserv,	VP Mod,
Subaccount	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

0.55%	$20,110,483	$1,096,154	$6,123,752	$7,354,806	$5,761,965
0.60%	—	—	10	—	518
0.75%	260,424,110	101,892,059	118,251,098	248,295,889	453,104,369
0.85%	693,711,671	24,933,616	204,268,746	720,701,292	2,045,954,403
0.95%	106,833,765	66,670,673	240,335,466	165,830,049	1,578,689,077
1.00%	26,073,499	11,978,985	13,046,404	21,751,994	42,984,518
1.05%	201,165,252	15,702,970	35,768,990	343,645,275	133,411,256
1.10%	132,850,704	7,493,760	37,719,666	217,091,468	224,449,884
1.15%	—	—	83,586	—	327,800
1.20%	6,496,695	8,875,351	181,026,303	21,134,145	1,165,449,402
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,099,912	1,374,768	5,340,397	22,215,269	18,551,115
1.30%	34,753,600	7,371,980	40,786,519	112,817,384	147,805,361
1.35%	—	—	15,944,885	—	36,969,988
1.40%	—	—	13,753,004	—	54,687,833
1.45%	1,752,625	2,951,171	20,577,945	34,823,516	79,904,915
1.50%	—	—	632,569	—	6,050,866
1.55%	—	—	10,491,792	—	21,718,906
1.60%	—	—	5,105,398	—	8,648,402
1.65%	—	—	9,438,991	—	32,317,771
1.70%	—	—	5,065,167	—	6,745,274
1.75%	—	—	1,128,377	—	1,540,732
1.80%	—	—	1,355,100	—	1,462,385
1.85%	—	—	10	—	10
1.90%	—	—	521,962	—	20,234

Total	$1,489,272,316	$250,341,487	$966,766,137	$1,915,661,087	$6,066,556,984

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  93

		VP Mod	VP Mod	VP Mod	VP Mod
	VP Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$20,838,872	$2,498,533	$30,467,381	$2,292,502	$5,528,249
0.60%	—	10	—	10	—
0.75%	1,587,109,824	239,024,168	1,018,011,803	231,041,018	526,417,234
0.85%	4,563,662,925	1,398,411,868	2,734,282,596	500,661,486	1,352,067,515
0.95%	903,315,074	811,010,510	459,671,995	532,731,740	366,306,057
1.00%	173,606,423	19,784,702	91,154,963	22,010,628	59,883,526
1.05%	1,828,977,902	73,439,089	905,776,434	67,255,586	589,445,527
1.10%	1,224,625,213	142,330,526	515,809,887	64,712,714	427,542,761
1.15%	—	18,327	—	143,791	—
1.20%	78,853,766	499,323,519	24,398,500	363,826,482	35,622,960
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	48,011,994	9,268,199	23,728,297	8,450,311	25,898,870
1.30%	477,905,023	66,685,084	147,345,675	66,451,267	223,914,353
1.35%	—	11,485,749	—	22,259,085	—
1.40%	—	17,052,364	—	22,258,456	—
1.45%	38,020,513	38,712,903	9,182,204	30,711,722	40,544,991
1.50%	—	1,555,255	—	2,451,020	—
1.55%	—	3,942,837	—	13,046,881	—
1.60%	—	2,981,259	—	2,125,200	—
1.65%	—	11,827,525	—	10,335,492	—
1.70%	—	721,050	—	3,774,558	—
1.75%	—	68,334	—	3,768,998	—
1.80%	—	691,927	—	2,009,101	—
1.85%	—	10	—	10	—
1.90%	—	36,129	—	217,930	—

Total	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988	$3,653,172,043

94  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Subaccount	Cl 3	Cl 3	Cl 3	Intl	USA

0.55%	$896,435	$210,954	$191,433	$2,432,969	$1,513,271
0.60%	—	—	—	—	—
0.75%	69,854,653	14,323,599	5,622,491	142,896,487	163,441,237
0.85%	10,199,491	10,048,050	1,963,410	30,609,071	25,117,094
0.95%	36,359,154	7,434,301	3,133,410	84,316,094	99,935,965
1.00%	7,438,094	982,524	539,448	18,599,373	21,117,372
1.05%	4,823,142	3,935,126	1,343,707	16,203,566	12,453,316
1.10%	2,337,081	1,838,419	369,312	8,398,547	6,842,722
1.15%	—	—	—	—	—
1.20%	3,402,595	549,604	316,061	8,192,567	8,492,124
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	287,646	178,515	77,231	1,020,620	1,137,693
1.30%	1,094,808	1,062,269	213,193	4,111,788	3,209,333
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	298,325	274,715	27,338	815,753	611,615
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$136,991,424	$40,838,076	$13,797,034	$317,596,835	$343,871,742

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  95

	WF Adv VT
	Index	WF Adv VT	WF Adv VT
	Asset Alloc,	Intl Eq,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2	Cl 2

0.55%	$176	$386,700	$209,802
0.60%	—	—	73
0.75%	15,724,831	18,385,063	23,105,968
0.85%	—	7,003,475	9,503,178
0.95%	10,409,983	12,894,875	15,004,520
1.00%	1,986,168	2,869,139	3,027,985
1.05%	—	2,956,643	5,596,650
1.10%	—	1,779,333	2,609,336
1.15%	—	—	4,405
1.20%	771,495	1,604,594	1,664,850
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	188,493	415,339
1.30%	—	1,122,548	1,359,161
1.35%	—	—	73,121
1.40%	—	—	27,184
1.45%	—	230,582	468,715
1.50%	—	—	34,352
1.55%	—	—	13,448
1.60%	—	—	5,055
1.65%	—	—	41,393
1.70%	—	—	90,097
1.75%	—	—	88
1.80%	—	—	18,664
1.85%	—	—	72
1.90%	—	—	72

Total	$28,892,653	$49,421,445	$63,273,528

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%	)	to	(24.51%	)
2010	14,008	$1.28	to	$1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%		to	16.88%
2009	16,689	$1.08	to	$1.06	$17,972	—	0.55%	to	1.45%	52.30%		to	50.94%
2008	10,970	$0.71	to	$0.70	$7,758	—	0.55%	to	1.45%	(47.75%	)	to	(48.22%	)

AB VPS Gro & Inc, Cl B
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	110,775	$1.08	to	$0.93	$116,597	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	135,762	$0.97	to	$0.84	$127,984	3.51%	0.55%	to	1.45%	19.69%		to	18.62%
2008	166,185	$0.81	to	$0.71	$131,669	1.86%	0.55%	to	1.45%	(41.02%	)	to	(41.55%	)

AB VPS Intl Val, Cl B
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%	)	to	(20.60%	)
2010	253,176	$1.72	to	$0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%		to	2.80%
2009	524,100	$1.66	to	$0.79	$647,669	0.86%	0.55%	to	1.45%	33.62%		to	32.42%
2008	949,299	$1.24	to	$0.59	$803,095	0.88%	0.55%	to	1.45%	(53.54%	)	to	(53.96%	)

AC VP Intl, Cl I
2012	11,074	$1.34	to	$1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11	to	$1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%	)	to	(12.87%	)
2010	19,455	$1.27	to	$1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
2009	26,333	$1.13	to	$1.08	$28,827	2.17%	0.55%	to	0.95%	33.03%		to	32.50%
2008	34,033	$0.85	to	$0.82	$28,083	0.87%	0.55%	to	0.95%	(45.13%	)	to	(45.35%	)

96  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Mid Cap Val, Cl II
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%	)	to	(2.27%	)
2010	39,383	$1.04	to	$1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
2009	204,863	$0.88	to	$1.06	$203,460	3.96%	0.55%	to	1.45%	29.09%		to	27.93%
2008	242,955	$0.68	to	$0.83	$187,536	0.08%	0.55%	to	1.45%	(24.92%	)	to	(25.60%	)

AC VP Ultra, Cl II
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%	)
2010	26,550	$1.07	to	$1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
2009	28,448	$0.93	to	$0.94	$26,370	0.17%	0.55%	to	1.45%	33.78%		to	32.59%
2008	31,148	$0.69	to	$0.71	$21,629	—	0.55%	to	1.45%	(41.97%	)	to	(42.49%	)

AC VP Val, Cl I
2012	22,999	$2.00	to	$1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76	to	$1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75	to	$1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
2009	47,184	$1.55	to	$1.49	$71,321	5.85%	0.55%	to	0.95%	19.21%		to	18.73%
2008	116,786	$1.30	to	$1.87	$185,351	2.70%	0.55%	to	1.25%	(27.18%	)	to	(27.69%	)

BlackRock Global Alloc, Cl III
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68%	(9)	to	1.76%	(9)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Calvert VP SRI Bal
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10	to	$1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
2009	28,366	$0.99	to	$1.06	$27,572	2.08%	0.55%	to	1.20%	24.60%		to	23.80%
2008	33,641	$0.79	to	$0.86	$26,299	2.23%	0.55%	to	1.20%	(31.70%	)	to	(32.14%	)

Col VP Bal, Cl 3
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54%	(9)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22	to	$1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84%	(6)
2009	221,592	$1.09	to	$0.95	$264,041	—	0.55%	to	1.45%	23.55%		to	22.44%
2008	189,680	$0.88	to	$0.78	$194,345	0.26%	0.55%	to	1.45%	(30.30%	)	to	(30.92%	)

Col VP Cash Mgmt, Cl 3
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%	)	to	(1.43%	)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%	)	to	(1.42%	)
2010	361,513	$1.23	to	$1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.42%	)
2009	554,428	$1.24	to	$1.04	$644,738	0.07%	0.55%	to	1.45%	(0.41%	)	to	(1.28%	)
2008	1,121,065	$1.25	to	$1.06	$1,315,148	2.24%	0.55%	to	1.45%	1.71%		to	0.81%

Col VP Div Bond, Cl 3
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63	to	$1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
2009	3,271,423	$1.51	to	$1.13	$4,158,300	4.22%	0.55%	to	1.45%	13.79%		to	12.78%
2008	2,911,692	$1.33	to	$1.00	$3,295,541	0.39%	0.55%	to	1.45%	(6.83%	)	to	(7.66%	)

Col VP Divd Opp, Cl 3
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%	)	to	(6.38%	)
2010	652,140	$1.71	to	$1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	2,438,726	$1.47	to	$0.88	$2,726,250	—	0.55%	to	1.45%	26.76%		to	25.62%
2008	2,062,785	$1.16	to	$0.70	$1,884,808	0.08%	0.55%	to	1.45%	(40.79%	)	to	(41.32%	)

Col VP Emer Mkts, Cl 3
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%	)	to	(22.16%	)
2010	179,452	$2.75	to	$1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
2009	361,472	$2.31	to	$1.43	$657,161	0.37%	0.55%	to	1.45%	73.13%		to	71.58%
2008	506,028	$1.33	to	$0.83	$518,628	0.68%	0.55%	to	1.45%	(53.96%	)	to	(54.37%	)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  97

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Global Bond, Cl 3
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82	to	$1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
2009	1,026,842	$1.72	to	$1.20	$1,428,993	1.82%	0.55%	to	1.45%	10.77%		to	9.78%
2008	950,255	$1.55	to	$1.09	$1,219,672	6.92%	0.55%	to	1.45%	(0.98%	)	to	(1.87%	)

Col VP Hi Yield Bond, Cl 3
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82	to	$1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
2009	348,000	$1.61	to	$1.21	$537,691	10.21%	0.55%	to	1.45%	53.01%		to	51.64%
2008	373,277	$1.05	to	$0.80	$382,399	0.32%	0.55%	to	1.45%	(25.58%	)	to	(26.25%	)

Col VP Inc Opp, Cl 3
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51	to	$1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
2009	1,240,488	$1.34	to	$1.21	$1,564,362	4.60%	0.55%	to	1.45%	41.61%		to	40.35%
2008	643,014	$0.95	to	$0.86	$575,938	0.18%	0.55%	to	1.45%	(19.25%	)	to	(19.98%	)

Col VP Intl Opp, Cl 3
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%	)	to	(13.68%	)
2010	124,228	$1.09	to	$1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	153,423	$0.96	to	$0.96	$163,378	1.56%	0.55%	to	1.45%	26.84%		to	25.70%
2008	184,146	$0.76	to	$0.77	$156,585	2.35%	0.55%	to	1.45%	(40.76%	)	to	(41.29%	)

Col VP Lg Cap Gro, Cl 3
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%	)	to	(4.62%	)
2010	218,835	$0.66	to	$0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
2009	263,512	$0.57	to	$0.85	$155,168	—	0.55%	to	1.45%	36.24%		to	35.02%
2008	326,510	$0.42	to	$0.63	$141,102	0.30%	0.55%	to	1.45%	(44.65%	)	to	(45.15%	)

Col VP Lg Core Quan, Cl 3
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82	to	$0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	566,618	$0.70	to	$0.81	$452,227	—	0.55%	to	1.45%	23.47%		to	22.36%
2008	685,481	$0.57	to	$0.67	$447,981	0.24%	0.55%	to	1.45%	(42.48%	)	to	(43.00%	)

Col VP Marsico Gro, Cl 1
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%	)	to	(4.04%	)
2010	211,659	$1.10	to	$1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	1,831,327	$0.91	to	$0.94	$1,713,730	0.88%	0.55%	to	1.45%	25.97%		to	24.84%
2008	1,298,131	$0.72	to	$0.75	$963,953	0.35%	0.55%	to	1.45%	(39.78%	)	to	(40.32%	)

Col VP Marsico Intl Opp, Cl 2
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28%	(9)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%	)	to	(17.68%	)
2010	70,989	$1.01	to	$1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28%	(6)
2009	85,819	$0.89	to	$0.98	$78,882	1.87%	0.55%	to	1.45%	37.19%		to	35.96%
2008	103,623	$0.65	to	$0.72	$69,405	1.37%	0.55%	to	1.45%	(48.77%	)	to	(49.23%	)

Col VP Mid Cap Gro Opp, Cl 3
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%	)	to	(16.29%	)
2010	100,048	$1.58	to	$1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	114,747	$1.26	to	$1.03	$128,719	—	0.55%	to	1.45%	62.51%		to	61.06%
2008	114,373	$0.78	to	$0.64	$78,655	0.02%	0.55%	to	1.45%	(45.15%	)	to	(45.64%	)

Col VP Mid Cap Val Opp, Cl 3
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%	)	to	(9.81%	)
2010	94,586	$1.40	to	$1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	218,176	$1.15	to	$0.89	$220,336	—	0.55%	to	1.45%	40.17%		to	38.91%
2008	315,808	$0.82	to	$0.64	$227,282	—	0.55%	to	1.45%	(45.41%	)	to	(45.90%	)

98  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP S&P 500, Cl 3
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17%	(9)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%	)
2010	156,454	$0.94	to	$1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32%	(6)
2009	181,918	$0.83	to	$0.91	$151,756	—	0.55%	to	1.45%	25.31%		to	24.18%
2008	200,311	$0.66	to	$0.73	$133,680	0.08%	0.55%	to	1.45%	(37.44%	)	to	(38.00%	)

Col VP Select Lg Cap Val, Cl 3
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%	)	to	(3.11%	)
2010	21,862	$1.21	to	$1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	13,447	$1.01	to	$0.84	$13,058	—	0.55%	to	1.45%	25.43%		to	24.31%
2008	11,454	$0.81	to	$0.68	$8,932	0.08%	0.55%	to	1.45%	(39.79%	)	to	(40.33%	)

Col VP Select Sm Cap Val, Cl 3
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%	)	to	(9.83%	)
2010	39,284	$1.82	to	$1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	43,222	$1.44	to	$0.86	$59,043	—	0.55%	to	1.45%	39.05%		to	37.81%
2008	51,553	$1.04	to	$0.63	$51,441	—	0.55%	to	1.45%	(38.93%	)	to	(39.48%	)

Col VP US Govt Mtge, Cl 3
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%	)
2010	251,534	$1.39	to	$1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
2009	275,349	$1.36	to	$1.07	$345,899	3.12%	0.55%	to	1.45%	4.95%		to	4.01%
2008	306,948	$1.30	to	$1.02	$371,939	0.13%	0.55%	to	1.45%	(3.17%	)	to	(4.04%	)

CS Commodity Return
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%	)	to	(3.51%	)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%	)	to	(13.91%	)
2010	98,350	$1.03	to	$1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
2009	100,553	$0.89	to	$0.90	$89,247	12.32%	0.55%	to	1.45%	18.82%		to	17.75%
2008	78,360	$0.75	to	$0.77	$58,691	1.33%	0.55%	to	1.45%	(34.09%	)	to	(34.69%	)

DWS Alt Asset Alloc VIP, Cl B
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67%	(9)	to	2.73%	(9)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

EV VT Floating-Rate Inc
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18	to	$1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
2009	828,278	$1.08	to	$1.05	$884,459	4.79%	0.55%	to	1.45%	43.52%		to	42.23%
2008	581,542	$0.76	to	$0.74	$434,439	5.74%	0.55%	to	1.45%	(27.54%	)	to	(28.19%	)

Fid VIP Contrafund, Serv Cl 2
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65%	(9)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%	)	to	(4.51%	)
2010	474,193	$1.08	to	$1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27%	(6)
2009	841,696	$0.93	to	$0.95	$791,182	0.94%	0.55%	to	1.45%	34.73%		to	33.52%
2008	1,455,857	$0.69	to	$0.71	$1,023,890	0.96%	0.55%	to	1.45%	(43.01%	)	to	(43.52%	)

Fid VIP Gro & Inc, Serv Cl
2012	42,856	$1.29	to	$1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10	to	$1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
2010	69,940	$1.09	to	$1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%		to	13.58%
2009	91,710	$0.95	to	$0.91	$85,042	0.95%	0.55%	to	0.95%	26.46%		to	25.96%
2008	114,759	$0.75	to	$0.73	$84,337	0.96%	0.55%	to	0.95%	(42.09%	)	to	(42.33%	)

Fid VIP Mid Cap, Serv Cl
2012	28,179	$3.99	to	$3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50	to	$3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%	)	to	(11.56%	)
2010	49,947	$3.94	to	$3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%		to	27.49%
2009	68,537	$3.08	to	$2.95	$205,621	0.57%	0.55%	to	0.95%	39.25%		to	38.69%
2008	85,755	$2.21	to	$2.13	$185,298	0.35%	0.55%	to	0.95%	(39.84%	)	to	(40.08%	)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  99

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Overseas, Serv Cl
2012	15,945	$1.24	to	$1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%		to	19.40%
2011	20,618	$1.03	to	$0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%	)	to	(18.01%	)
2010	29,438	$1.26	to	$1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%		to	11.93%
2009	39,541	$1.12	to	$1.07	$43,185	1.97%	0.55%	to	0.95%	25.74%		to	25.24%
2008	50,013	$0.89	to	$0.86	$43,461	2.20%	0.55%	to	0.95%	(44.17%	)	to	(44.40%	)

FTVIPT Frank Global Real Est, Cl 2
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%	)	to	(7.01%	)
2010	103,135	$2.10	to	$0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%		to	19.23%
2009	119,954	$1.75	to	$0.62	$170,847	12.90%	0.55%	to	1.45%	18.43%		to	17.37%
2008	143,021	$1.48	to	$0.53	$177,416	1.02%	0.55%	to	1.45%	(42.71%	)	to	(43.22%	)

FTVIPT Frank Sm Cap Val, Cl 2
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72%	(9)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%	)	to	(5.47%	)
2010	91,828	$2.64	to	$1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%		to	29.36%	(6)
2009	108,899	$2.07	to	$0.88	$183,264	1.66%	0.55%	to	1.45%	28.45%		to	27.30%
2008	128,040	$1.61	to	$0.69	$173,195	1.15%	0.55%	to	1.45%	(33.38%	)	to	(33.98%	)

GS VIT Mid Cap Val, Inst
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%	)	to	(7.49%	)
2010	122,523	$2.86	to	$1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%		to	23.51%
2009	151,389	$2.30	to	$1.60	$326,736	1.73%	0.55%	to	1.20%	32.42%		to	31.56%
2008	191,346	$1.74	to	$1.22	$312,184	0.90%	0.55%	to	1.20%	(37.40%	)	to	(37.80%	)

GS VIT Structd Sm Cap Eq, Inst
2012	3,611	$2.01	to	$1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79	to	$1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%	)
2010	6,309	$1.79	to	$1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%		to	28.89%
2009	7,754	$1.38	to	$1.32	$10,406	1.14%	0.55%	to	0.95%	26.97%		to	26.47%
2008	9,648	$1.09	to	$1.05	$10,223	0.58%	0.55%	to	0.95%	(34.38%	)	to	(34.65%	)

GS VIT Structd U.S. Eq, Inst
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
2010	174,647	$0.98	to	$0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%		to	11.22%
2009	210,015	$0.87	to	$0.81	$180,207	1.98%	0.55%	to	1.45%	20.48%		to	19.40%
2008	255,182	$0.72	to	$0.68	$182,460	1.39%	0.55%	to	1.45%	(37.35%	)	to	(37.91%	)

Invesco VI Global Hlth, Ser II
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07	to	$1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	22,760	$1.02	to	$1.05	$23,381	0.13%	0.55%	to	1.45%	26.69%		to	25.56%
2008	21,604	$0.81	to	$0.83	$17,564	—	0.55%	to	1.45%	(29.17%	)	to	(29.81%	)

Invesco VI Intl Gro, Ser II
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%	)	to	(8.33%	)
2010	90,302	$1.40	to	$1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
2009	668,344	$1.25	to	$1.08	$767,971	1.54%	0.55%	to	1.45%	34.17%		to	32.97%
2008	537,767	$0.93	to	$0.81	$461,509	0.72%	0.55%	to	1.45%	(40.87%	)	to	(41.40%	)

Invesco VI Am Fran, Ser I
2012	13,957	$0.97	to	$0.97	$13,578	—	0.55%	to	0.95%	(2.86%	)(8)	to	(3.13%	)(8)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Invesco VI Comstock, Ser II
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%	)	to	(3.51%	)
2010	214,858	$1.26	to	$0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
2009	700,428	$1.09	to	$0.87	$681,301	4.57%	0.55%	to	1.45%	27.70%		to	26.56%
2008	890,312	$0.85	to	$0.69	$681,107	2.13%	0.55%	to	1.45%	(36.15%	)	to	(36.73%	)

100  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Mid Cap Gro, Ser I
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09%	)(8)	to	(2.52%	)(8)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	16,750	$0.84	to	$0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72	to	$0.69	$14,127	—	0.55%	to	0.95%	(2.19%	)	to	(2.58%	)
2010	25,642	$0.74	to	$0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
2009	31,734	$0.59	to	$0.57	$18,312	—	0.55%	to	0.95%	43.65%		to	43.08%
2008	38,478	$0.41	to	$0.40	$15,504	0.06%	0.55%	to	0.95%	(44.17%	)	to	(44.39%	)

Janus Aspen Global Tech, Serv
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%	)	to	(9.75%	)
2010	43,886	$0.57	to	$1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
2009	47,873	$0.46	to	$1.11	$21,824	—	0.55%	to	1.20%	56.04%		to	55.03%
2008	41,022	$0.29	to	$0.71	$11,998	0.09%	0.55%	to	1.20%	(44.28%	)	to	(44.64%	)

Janus Aspen Janus, Serv
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98%	(9)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%	)	to	(7.23%	)
2010	85,313	$0.98	to	$1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30%	(6)
2009	1,711,481	$0.86	to	$0.84	$1,454,728	0.38%	0.55%	to	1.45%	35.27%		to	34.06%
2008	1,226,178	$0.63	to	$0.63	$773,445	0.64%	0.55%	to	1.45%	(40.20%	)	to	(40.74%	)

Janus Aspen Gbl Alloc Mod, Serv
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40%	(9)	to	2.47%	(9)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Janus Aspen Overseas, Serv
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%	)	to	(33.14%	)
2010	97,399	$1.82	to	$3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
2009	110,781	$1.47	to	$2.45	$160,461	0.41%	0.55%	to	1.20%	78.09%		to	76.94%
2008	126,355	$0.82	to	$1.38	$103,231	1.14%	0.55%	to	1.20%	(52.49%	)	to	(52.80%	)

MFS Inv Gro Stock, Serv Cl
2012	78,214	$0.88	to	$1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76	to	$1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%	)	to	(1.07%	)
2010	105,423	$0.76	to	$1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
2009	125,305	$0.68	to	$1.02	$88,112	0.42%	0.55%	to	1.45%	38.33%		to	37.09%
2008	119,103	$0.49	to	$0.74	$60,178	0.30%	0.55%	to	1.45%	(37.33%	)	to	(37.89%	)

MFS New Dis, Serv Cl
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%	)	to	(11.56%	)
2010	47,235	$1.35	to	$1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
2009	53,217	$1.00	to	$1.12	$52,365	—	0.55%	to	1.20%	62.03%		to	60.98%
2008	59,531	$0.62	to	$0.70	$36,303	—	0.55%	to	1.20%	(39.85%	)	to	(40.24%	)

MFS Utilities, Serv Cl
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78%	(9)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11	to	$1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70%	(6)
2009	139,628	$1.86	to	$1.25	$236,943	4.76%	0.55%	to	1.45%	32.14%		to	30.96%
2008	163,177	$1.41	to	$0.95	$212,724	1.35%	0.55%	to	1.45%	(38.15%	)	to	(38.71%	)

MS UIF Global Real Est, Cl II
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%	)	to	(11.44%	)
2010	69,097	$1.06	to	$1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
2009	299,590	$0.87	to	$0.88	$264,522	0.02%	0.55%	to	1.45%	40.64%		to	39.38%
2008	382,715	$0.62	to	$0.63	$241,004	2.66%	0.55%	to	1.45%	(44.65%	)	to	(45.15%	)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  101

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MS UIF Mid Cap Gro, Cl II
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99%	)(9)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%	)	to	(8.83%	)
2010	45,797	$1.31	to	$1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27%	(6)
2009	46,533	$1.00	to	$1.06	$47,117	—	0.55%	to	1.45%	56.51%		to	55.10%
2008	44,920	$0.64	to	$0.68	$29,120	0.77%	0.55%	to	1.45%	(47.11%	)	to	(47.58%	)

NB AMT Intl Eq, Cl S
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%	)	to	(13.59%	)
2010	23,892	$0.93	to	$1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
2009	379,110	$0.76	to	$0.83	$309,505	3.73%	0.55%	to	1.45%	33.77%		to	32.57%
2008	358,116	$0.57	to	$0.63	$218,422	—	0.55%	to	1.45%	(46.73%	)	to	(47.21%	)

Oppen Global VA, Serv
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88%	(9)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%	)	to	(10.15%	)
2010	76,283	$1.53	to	$1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77%	(6)
2009	82,309	$1.33	to	$0.98	$101,816	1.98%	0.55%	to	1.45%	38.59%		to	37.35%
2008	93,206	$0.96	to	$0.72	$84,227	1.36%	0.55%	to	1.45%	(40.66%	)	to	(41.19%	)

Oppen Global Strategic Inc VA, Srv
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%	)
2010	706,224	$1.45	to	$1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
2009	2,168,384	$1.27	to	$1.14	$2,606,149	0.23%	0.55%	to	1.45%	17.76%		to	16.70%
2008	2,013,495	$1.08	to	$0.98	$2,075,960	4.44%	0.55%	to	1.45%	(14.95%	)	to	(15.72%	)

Oppen Main St Sm Cap VA, Serv
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26%	(9)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%	)	to	(4.12%	)
2010	58,250	$1.45	to	$1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39%	(6)
2009	67,777	$1.18	to	$0.88	$73,523	0.65%	0.55%	to	1.45%	36.13%		to	34.91%
2008	76,585	$0.87	to	$0.65	$61,768	0.29%	0.55%	to	1.45%	(38.34%	)	to	(38.90%	)

PIMCO VIT All Asset, Advisor Cl
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10%	(9)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27	to	$1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05%	(6)
2009	1,054,508	$1.13	to	$1.13	$1,199,776	6.97%	0.55%	to	1.45%	20.76%		to	19.68%
2008	1,091,785	$0.94	to	$0.94	$1,032,082	6.54%	0.55%	to	1.45%	(16.37%	)	to	(17.12%	)

PIMCO VIT Glb Multi-Asset, Advisor Cl
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90%	(9)	to	1.99%	(9)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Put VT Multi-Cap Gro, Cl IB
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%	)	to	(6.21%	)
2010	29,434	$1.13	to	$1.13	$33,346	—	0.55%	to	1.20%	13.15%	(7)	to	12.95%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	8,699	$3.78	to	$3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54	to	$3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%	)	to	(12.93%	)
2010	15,792	$4.05	to	$3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%
2009	20,125	$3.13	to	$3.00	$61,288	—	0.55%	to	0.95%	57.18%		to	56.55%
2008	24,388	$1.99	to	$1.92	$47,373	2.28%	0.55%	to	0.95%	(43.58%	)	to	(43.81%	)

Third Ave Val
2012	10,403	$2.90	to	$2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29	to	$2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%	)	to	(22.05%	)
2010	18,735	$2.93	to	$2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
2009	24,897	$2.58	to	$2.48	$62,620	—	0.55%	to	0.95%	44.55%		to	43.98%
2008	31,931	$1.79	to	$1.72	$55,710	0.79%	0.55%	to	0.95%	(43.97%	)	to	(44.19%	)

102  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Aggr, Cl 2
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93%	(9)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%	)	to	(4.82%	)
2010	186,004	$1.12	to	$1.16	$208,702	—	0.55%	to	1.80%	13.63%	(5)	to	16.17%	(6)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Aggr, Cl 4
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%	)	to	(4.32%	)
2010	1,623,318	$1.12	to	$1.12	$1,821,118	—	0.55%	to	1.45%	13.63%	(5)	to	12.96%	(5)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24	to	$1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
2009	1,530,203	$1.20	to	$1.14	$1,785,469	8.68%	0.55%	to	1.45%	6.25%		to	5.30%
2008	658,300	$1.13	to	$1.08	$727,423	2.47%	0.55%	to	1.45%	(0.41%	)	to	(1.30%	)

VP Conserv, Cl 2
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79%	(9)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05	to	$1.05	$184,094	—	0.55%	to	1.80%	5.56%	(5)	to	4.56%	(6)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Conserv, Cl 4
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05	to	$1.04	$1,409,946	—	0.55%	to	1.45%	5.56%	(5)	to	4.94%	(5)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod, Cl 2
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25%	(9)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%	)	to	(1.51%	)
2010	1,584,363	$1.10	to	$1.10	$1,732,993	—	0.55%	to	1.80%	9.82%	(5)	to	10.43%	(6)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod, Cl 4
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%	)	to	(1.08%	)
2010	10,566,949	$1.10	to	$1.09	$11,557,839	—	0.55%	to	1.45%	9.82%	(5)	to	9.17%	(5)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Aggr, Cl 2
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94%	(9)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%	)	to	(3.18%	)
2010	891,747	$1.11	to	$1.13	$991,528	—	0.55%	to	1.80%	11.61%	(5)	to	13.26%	(6)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Aggr, Cl 4
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%	)	to	(2.76%	)
2010	6,431,039	$1.12	to	$1.11	$7,156,739	—	0.55%	to	1.45%	11.71%	(5)	to	11.05%	(5)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81%	(9)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07	to	$1.07	$520,096	—	0.55%	to	1.80%	7.42%	(5)	to	7.37%	(6)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  103

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Conserv, Cl 4
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07	to	$1.07	$3,332,020	—	0.55%	to	1.45%	7.52%	(5)	to	6.89%	(5)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 3
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%	)	to	(5.83%	)
2010	106,425	$2.08	to	$1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
2009	942,973	$1.68	to	$0.95	$1,090,106	—	0.55%	to	1.45%	35.80%		to	34.59%
2008	856,114	$1.24	to	$0.71	$751,584	0.10%	0.55%	to	1.45%	(31.95%	)	to	(32.56%	)

VP Sit Divd Gro, Cl 3
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%	)	to	(4.89%	)
2010	63,234	$1.00	to	$0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	1,684,963	$0.90	to	$0.89	$1,518,919	—	0.55%	to	1.45%	30.61%		to	29.44%
2008	917,373	$0.69	to	$0.69	$634,861	0.03%	0.55%	to	1.45%	(38.92%	)	to	(39.47%	)

VP Vty Estb Val, Cl 3
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%	)	to	(7.79%	)
2010	10,676	$1.42	to	$1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
2009	11,506	$1.17	to	$0.97	$12,879	—	0.55%	to	1.45%	35.88%		to	34.66%
2008	13,413	$0.86	to	$0.72	$11,161	—	0.55%	to	1.45%	(37.03%	)	to	(37.60%	)

Wanger Intl
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%	)	to	(15.85%	)
2010	199,414	$2.67	to	$1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%		to	23.12%
2009	578,944	$2.15	to	$1.12	$893,102	3.70%	0.55%	to	1.45%	48.96%		to	47.63%
2008	486,121	$1.44	to	$0.76	$546,084	0.96%	0.55%	to	1.45%	(45.90%	)	to	(46.39%	)

Wanger USA
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%	)	to	(4.88%	)
2010	240,629	$2.09	to	$1.13	$441,908	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	573,990	$1.71	to	$0.93	$745,596	—	0.55%	to	1.45%	41.45%		to	40.18%
2008	572,582	$1.21	to	$0.67	$550,276	—	0.55%	to	1.45%	(40.02%	)	to	(40.56%	)

WF Adv VT Index Asset Alloc, Cl 2
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
2010	29,127	$1.26	to	$1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%		to	11.94%
2009	37,522	$1.12	to	$1.12	$41,324	2.02%	0.55%	to	1.20%	14.82%		to	14.08%
2008	49,869	$0.98	to	$0.98	$47,943	2.38%	0.55%	to	1.20%	(29.50%	)	to	(29.96%	)

WF Adv VT Intl Eq, Cl 2
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%	)	to	(14.16%	)
2010	57,745	$1.43	to	$1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%		to	14.83%
2009	775,672	$1.23	to	$0.87	$752,302	0.46%	0.55%	to	1.45%	14.84%		to	13.81%
2008	36,966	$1.07	to	$0.76	$36,330	—	0.55%	to	1.45%	(41.92%	)	to	(42.44%	)

WF Adv VT Sm Cap Gro, Cl 2
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05%	)(9)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%	)	to	(6.29%	)
2010	68,151	$1.51	to	$1.27	$100,081	—	0.55%	to	1.80%	26.08%		to	26.74%	(6)
2009	72,341	$1.20	to	$1.11	$84,640	—	0.55%	to	1.45%	51.81%		to	50.45%
2008	65,403	$0.79	to	$0.74	$50,668	—	0.55%	to	1.45%	(41.74%	)	to	(42.27%	)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

104  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on April 30, 2012.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  105

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	60	76	69	49	61	653	144	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98	$0.75
Accumulation unit value at end of period	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	310	314	321	388	452	1,081	1,374	1,186	726	969

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32	$0.92
Accumulation unit value at end of period	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	856	982	1,076	1,925	3,352	3,600	3,592	2,607	984	472

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82	$0.66
Accumulation unit value at end of period	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10	10	20	155	352	594	675	517

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	101	153	1,289	1,327	1,710	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	98	73	91	72	187	2,939	618	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35	$1.06
Accumulation unit value at end of period	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	108	249	232	259	524	578	747	1,037	1,067	904

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93	$0.78
Accumulation unit value at end of period	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	10	24	21	18	5	54	8

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97	$0.81
Accumulation unit value at end of period	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	363	580	634	733	602	372	459	623	257	221

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11	$1.11
Accumulation unit value at end of period	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	309	514	613	2,492	10,988	11,779	8,286	4,504	2,098	447

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24	$1.20
Accumulation unit value at end of period	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619	2,145	1,691

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16	$0.82
Accumulation unit value at end of period	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165	3,041	1,239

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96	$0.69
Accumulation unit value at end of period	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	743	843	1,028	1,522	2,437	1,993	2,144	1,491	475	115

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33	$1.18
Accumulation unit value at end of period	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377	741	714

106  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10	$0.89
Accumulation unit value at end of period	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	722	695	706	639	713	1,605	1,925	2,397	2,886	4,230

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70	$0.55
Accumulation unit value at end of period	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	346	363	399	910	1,080	1,307	1,343	1,252	848	143

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57	$0.47
Accumulation unit value at end of period	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193	2,153	1,664

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76	$0.59
Accumulation unit value at end of period	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	508	464	565	877	1,397	1,682	2,453	3,121	1,484	172

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	667	767	699	7,497	6,506	5,466	2,834	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	509	459	810	730	772	2,194	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06	$0.87
Accumulation unit value at end of period	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	128	124	238	363	242	268	450	655	523	578

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	467	338	1,292	1,658	1,406	2,575	115	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77	$0.61
Accumulation unit value at end of period	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	209	127	314	741	1,447	1,022	1,170	2,054	1,958	1,381

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	$1.00	—
Accumulation unit value at end of period	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	205	198	120	195	67	67	184	92	65	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31	$0.89
Accumulation unit value at end of period	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	126	152	71	57	113	214	333	514	779	660

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22	$1.21
Accumulation unit value at end of period	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	494	1,843	1,670	825	1,394	817	493	688	870	1,097

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624	617	533	605	506	677	1,600	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  107

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92	$0.75
Accumulation unit value at end of period	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	67	87	92	148	226	676	754	1,103	1,370	1,249

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96	$1.42
Accumulation unit value at end of period	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	105	162	195	298	492	591	664	915	1,023	984

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87	$0.61
Accumulation unit value at end of period	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	15	20	20	28	48	92	298	605	429	144

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85	$1.37
Accumulation unit value at end of period	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	170	163	203	232	262	688	836	667	487	349

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61	$1.22
Accumulation unit value at end of period	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	301	212	215	352	465	576	738	593	414	242

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67	$1.31
Accumulation unit value at end of period	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	448	611	738	922	1,060	2,008	2,339	1,930	834	639

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46	$1.01
Accumulation unit value at end of period	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	9	11	12	114	119	150	104

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87	$0.67
Accumulation unit value at end of period	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	546	592	745	826	1,128	1,678	2,499	3,019	1,522	735

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	103	132	403	73	115	1,114	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	273	294	380	2,658	2,794	1,479	105	5	—	—

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	670	788	719	2,639	3,700	3,639	4,892	3,642	641	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41	$0.30
Accumulation unit value at end of period	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	28	34	34	30	30	51	125	125	144	215

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37	$0.25
Accumulation unit value at end of period	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	104	111	100	41	22	37	180	200	333	426

108  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	461	568	6,880	6,240	5,448	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60	$0.45
Accumulation unit value at end of period	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	269	262	226	395	275	272	231	250	132	295

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59	$0.49
Accumulation unit value at end of period	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	212	186	178	406	260	317	481	640	522	874

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81	$0.61
Accumulation unit value at end of period	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	89	131	102	190	92	130	243	558	576	622

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92	$0.68
Accumulation unit value at end of period	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	584	543	500	562	821	765	1,065	588	211	139

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314	467	451	1,794	1,961	1,463	1,473	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	300	317	356	270	140	1,068	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	154	142	1,718	1,971	2,116	1,957	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	$1.00	—
Accumulation unit value at end of period	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	349	429	524	604	777	1,099	1,309	756	158	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	$1.00	—
Accumulation unit value at end of period	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173	403	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	$1.00	—
Accumulation unit value at end of period	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	360	394	368	717	646	676	773	643	432	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	688	700	590	3,431	4,628	4,555	4,105	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	123	139	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26	$1.52
Accumulation unit value at end of period	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	30	34	39	66	81	358	405	539	591	516

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  109

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15	$1.52
Accumulation unit value at end of period	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	27	33	38	62	123	175	287	371	347	311

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,257	395	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,382	18,860	26,354	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455	5,004	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,335	1,443	1,174	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,408	4,175	8,371	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,778	4,194	507	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,266	21,448	21,627	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,064	2,007	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,938	26,294	23,294	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,950	1,471	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,691	9,103	5,162	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28	$0.93
Accumulation unit value at end of period	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	402	542	707	3,210	3,353	3,487	2,495	2,068	860	982

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	264	276	7,045	4,641	3,570	3,666	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	$1.00	—
Accumulation unit value at end of period	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	125	127	115	176	74	115	77	235	182	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08	$0.73
Accumulation unit value at end of period	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	887	992	1,120	2,334	2,433	2,932	3,471	2,814	1,701	1,136

110  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37	$0.96
Accumulation unit value at end of period	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	631	895	1,057	2,350	3,272	3,659	3,852	2,709	1,415	1,250

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02	$0.84
Accumulation unit value at end of period	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	4	7	31	355	91	66

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	278	311	337	2,398	408	500	669	661	76	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82	$0.58
Accumulation unit value at end of period	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	136	160	198	225	258	231	84	35	10	10

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2012 ANNUAL REPORT  111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2012 and December 31, 2011 and the related consolidated statements of income, statements of comprehensive income, shareholder’s equity, and cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the Consolidated Financial Statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

February 26, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of RiverSource Life Insurance Company’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the consolidated financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

February 23, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is February 26, 2013.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2012, $23,058; 2011, $24,398)	$25,932	$26,577
Common stocks, at fair value (cost: 2012, $2; 2011, $1)	4	2
Mortgage loans, at amortized cost (less allowance for loan losses: 2012, $26; 2011, $32)	3,389	2,473
Policy loans	752	739
Other investments	743	730

Total investments	30,820	30,521
Cash and cash equivalents	336	828
Restricted cash	86	26
Reinsurance recoverables	2,047	1,953
Other receivables	203	162
Accrued investment income	291	307
Deferred acquisition costs	2,373	2,413
Deferred sales inducement costs	404	464
Other assets	3,793	3,638
Separate account assets	69,395	63,174

Total assets	$109,748	$103,486

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$30,670	$31,169
Policy claims and other policyholders’ funds	132	121
Borrowings under repurchase agreements	501	504
Line of credit with Ameriprise Financial, Inc.	150	300
Other liabilities	4,201	3,608
Separate account liabilities	69,395	63,174

Total liabilities	105,049	98,876

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,462	2,461
Retained earnings	1,000	1,215
Accumulated other comprehensive income, net of tax	1,234	931

Total shareholder’s equity	4,699	4,610

Total liabilities and shareholder’s equity	$109,748	$103,486

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$442	$493	$489
Net investment income	1,480	1,593	1,629
Policy and contract charges	1,593	1,540	1,389
Other revenues	329	303	272
Net realized investment gains (losses)	(3)	5	16

Total revenues	3,841	3,934	3,795

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,216	950	1,203
Interest credited to fixed accounts	831	856	909
Amortization of deferred acquisition costs	225	336	53
Other insurance and operating expenses	755	781	746

Total benefits and expenses	3,027	2,923	2,911

Pretax income	814	1,011	884
Income tax provision	164	190	195

Net income	$650	$821	$689

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(12)	$(47)	$(22)
Portion of gain (loss) recognized in other comprehensive income (before taxes)	(5)	23	(6)

Net impairment losses recognized in net realized investment gains (losses)	$(17)	$(24)	$(28)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Net income	$650	$821	$689
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	451	364	516
Reclassification of net securities (gains) losses included in net income	1	(3)	(13)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	(154)	(194)	(169)

Total net unrealized gains on securities	298	167	334

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	4

Total net unrealized losses on derivatives	5	4	4

Total other comprehensive income, net of tax	303	171	338

Total comprehensive income	$953	$992	$1,027

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$3	$2,445	$3,114	$382	$5,944
Cumulative effect of change in accounting policies, net of tax	—	—	(1,309)	40	(1,269)

Balances at January 1, 2010, as adjusted	$3	$2,445	$1,805	$422	$4,675
Comprehensive income:
Net income	—	—	689	—	689
Other comprehensive income, net of tax	—	—	—	338	338

Total comprehensive income					1,027
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(500)	—	(500)
Non-cash capital contribution from Ameriprise Financial, Inc.	—	14	—	—	14

Balances at December 31, 2010	3	2,460	1,994	760	5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	$3	$2,462	$1,000	$1,234	$4,699

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$650	$821	$689
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(16)	(73)	(79)
Deferred income tax expense (benefit)	(40)	50	359
Contractholder and policyholder charges, non-cash	(273)	(264)	(259)
Loss from equity method investments	26	33	19
Net realized investment gains	(14)	(26)	(46)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	17	21	29
Change in operating assets and liabilities:
Deferred acquisition costs	(28)	54	(242)
Deferred sales inducement costs	51	72	(38)
Other investments, net	25	—	10
Future policy benefits for traditional life, disability income and long term care insurance	238	253	302
Policy claims and other policyholders’ funds	11	(13)	11
Reinsurance recoverables	(107)	(127)	(143)
Other receivables	(35)	25	(53)
Accrued investment income	16	2	(6)
Derivatives collateral, net	(432)	649	55
Other, net	623	191	271

Net cash provided by operating activities	712	1,668	879

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	156	664	1,268
Maturities, sinking fund payments and calls	3,292	3,200	3,719
Purchases	(2,271)	(4,084)	(4,970)
Proceeds from sales, maturities and repayments of mortgage loans	310	202	207
Funding of mortgage loans	(277)	(207)	(154)
Purchase of residential mortgage loans from affiliate	(954)	—	—
Proceeds from sales of other investments	117	114	95
Purchase of other investments	(286)	(296)	(86)
Purchase of land, buildings, equipment and software	(8)	(6)	(15)
Change in policy loans, net	(13)	(10)	(14)

Net cash provided by (used in) investing activities	66	(423)	50

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	1,406	1,378	1,593
Net transfers from (to) separate accounts	(30)	39	(1,337)
Surrenders and other benefits	(1,271)	(1,311)	(1,338)
Change in borrowings under repurchase agreements, net	(5)	107	397
Proceeds from line of credit with Ameriprise Financial, Inc.	418	415	13
Payments on line of credit with Ameriprise Financial, Inc.	(568)	(118)	(310)
Deferred premium options, net	(356)	(254)	(182)
Tax adjustment on share-based incentive compensation plan	1	1	—
Cash dividend to Ameriprise Financial, Inc.	(865)	(750)	(500)

Net cash used in financing activities	(1,270)	(493)	(1,664)

Net increase (decrease) in cash and cash equivalents	(492)	752	(735)
Cash and cash equivalents at beginning of period	828	76	811

Cash and cash equivalents at end of period	$336	$828	$76

Supplemental Disclosures:
Income taxes paid, net	$109	$176	$112
Interest paid on borrowings	4	5	3
Non-cash investing activity:
Capital contributions from Ameriprise Financial, Inc.	$—	$—	$14
Dividend to Ameriprise Financial, Inc.	—	850	—
Affordable housing partnership commitments not yet remitted	13	137	171

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior periods, which resulted in a $32 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

RiverSource Life Insurance Company

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred income taxes, net	$—	$60	$60
Deferred acquisition costs	4,367	(1,954)	2,413
Total assets	105,380	(1,894)	103,486

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	31,182	(13)	31,169
Deferred income taxes, net	620	(620)	—
Other liabilities	3,607	1	3,608
Total liabilities	99,508	(632)	98,876
Shareholder’s equity:
Retained earnings	2,589	(1,374)	1,215
Accumulated other comprehensive income, net of tax	819	112	931
Total shareholder’s equity	5,872	(1,262)	4,610
Total liabilities and shareholder’s equity	105,380	(1,894)	103,486

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$3,410	$(1,416)	$1,994	$3,114	$(1,309)	$1,805
Accumulated other comprehensive income, net of tax	675	85	760	382	40	422
Total shareholder’s equity	6,548	(1,331)	5,217	5,944	(1,269)	4,675

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$3,934	$—	$3,934	$3,795	$—	$3,795
Benefits and expenses
Benefits, claims, losses and settlement expenses	950	—	950	1,203	—	1,203
Interest credited to fixed accounts	853	3	856	909	—	909
Amortization of deferred acquisition costs	539	(203)	336	53	—	53
Other insurance and operating expenses	645	136	781	582	164	746

Total benefits and expenses	2,987	(64)	2,923	2,747	164	2,911
Pretax income	947	64	1,011	1,048	(164)	884
Income tax provision	168	22	190	252	(57)	195

Net income	$779	$42	$821	$796	$(107)	$689

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally

RiverSource Life Insurance Company

available with these life insurance products. In 2011, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

RiverSource Life Insurance Company

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans from an affiliate, Ameriprise Bank, FSB. These loans were purchased at fair value. The purchase price takes into account the credit quality of the loan portfolio, resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status

RiverSource Life Insurance Company

of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $86 million and $26 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2012 and 2011, land, buildings, equipment and software were $174 million and $182 million, respectively, net of accumulated depreciation of $91 million and $75 million, respectively. Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $17 million, $16 million and $14 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm

RiverSource Life Insurance Company

commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required

RiverSource Life Insurance Company

amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC

RiverSource Life Insurance Company

asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology

RiverSource Life Insurance Company

and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company’s deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses and therefore a valuation allowance of $5 million has been established at December 31, 2012.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See the Company’s Consolidated Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in

RiverSource Life Insurance Company

the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise’s involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s consolidated results of operations and financial condition.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and

RiverSource Life Insurance Company

transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s consolidated financial condition and results of operations.

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $409 million and $384 million as of December 31, 2012 and 2011, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $144 million and $267 million recorded in other liabilities as of December 31, 2012 and 2011, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,770	$1,726	$(78)	$16,418	$—
Residential mortgage backed securities	4,264	242	(138)	4,368	(41)
Commercial mortgage backed securities	3,355	276	—	3,631	—
State and municipal obligations	1,012	131	(47)	1,096	—
Asset backed securities	812	43	(6)	849	—
Foreign government bonds and obligations	126	19	(1)	144	—
U.S. government and agencies obligations	49	8	—	57	—
Other structured investments	10	4	—	14	4

Total fixed maturities	24,398	2,449	(270)	26,577	(37)
Common stocks	1	1	—	2	—

Total	$24,399	$2,450	$(270)	$26,579	$(37)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2012 and 2011, fixed maturity securities comprised approximately 84% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and

RiverSource Life Insurance Company

2011, approximately $1.5 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,680	$6,198	24%	$7,276	$7,811	30%
AA	1,102	1,273	5	1,161	1,291	5
A	4,262	4,849	19	4,148	4,578	17
BBB	10,409	12,019	46	10,211	11,446	43
Below investment grade	1,605	1,593	6	1,602	1,451	5

Total fixed maturities	$23,058	$25,932	100%	$24,398	$26,577	100%

At December 31, 2012 and 2011, approximately 32% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

(in millions, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	70	$1,004	$(37)	9	$257	$(41)	79	$1,261	$(78)
Residential mortgage backed securities	31	344	(8)	63	336	(130)	94	680	(138)
State and municipal obligations	—	—	—	2	87	(47)	2	87	(47)
Asset backed securities	11	139	(3)	3	43	(3)	14	182	(6)
Foreign government bonds and obligations	5	23	(1)	—	—	—	5	23	(1)

Total	117	$1,510	$(49)	77	$723	$(221)	194	$2,233	$(270)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads primarily related to non-agency residential mortgage backed securities purchased prior to 2008.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in millions)	2012	2011	2010

Beginning balance	$106	$108	$82
Credit losses for which an other-than-temporary impairment was not previously recognized	1	13	14
Credit losses for which an other-than-temporary impairment was previously recognized	16	11	12
Reductions for securities sold during the period (realized)	(36)	(26)	—

Ending balance	$87	$106	$108

RiverSource Life Insurance Company

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains	Income Tax	Gains

Balance at January 1, 2010	$638	$(222)	$416
Cumulative effect of accounting change	62	(22)	40 (1)
Net unrealized securities gains arising during the period(2)	794	(278)	516
Reclassification of net securities gains included in net income	(20)	7	(13)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(259)	90	(169)

Balance at December 31, 2010	1,215	(425)	790 (3)
Net unrealized securities gains arising during the period(2)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (3)
Net unrealized securities gains arising during the period(2)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	$1,930	$(675)	$1,255 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 3 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(15) million, $(20) million and $(13) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Gross realized investment gains	$16	$48	$51
Gross realized investment losses	(1)	(20)	(4)
Other-than-temporary impairments	(17)	(24)	(28)

Total	$(2)	$4	$19

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,537	$1,563
Due after one year through five years	4,065	4,372
Due after five years through 10 years	6,902	7,900
Due after 10 years	3,583	4,601

	16,087	18,436

Residential mortgage backed securities	3,446	3,621
Commercial mortgage backed securities	2,717	3,004
Asset backed securities	808	871
Common stocks	2	4

Total	$23,060	$25,936

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2012 and 2011, bonds carried at $7 million were on deposit with various states as required by law.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Income on fixed maturities	$1,324	$1,469	$1,486
Income on mortgage loans	158	149	156
Other investments	26	18	32

	1,508	1,636	1,674
Less: investment expenses	28	43	45

Total	$1,480	$1,593	$1,629

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Fixed maturities	$(2)	$4	$19
Mortgage loans	—	2	(6)
Other investments	(1)	(1)	3

Total	$(3)	$5	$16

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Provisions	—	—	—

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

	December 31, 2010

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$30	$12	$42
Charge-offs	(1)	(2)	(3)
Provisions	7	(5)	2

Ending balance	$36	$5	$41

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	28	5	33

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$64	$1	$65
Collectively evaluated for impairment	2,441	301	2,742

Total	$2,505	$302	$2,807

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $10 million and $4 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $80 million as of December 31, 2012.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Purchases
Residential mortgage loans	$954	$—	$—
Syndicated loans	111	194	59

Total loans purchased	$1,065	$194	$59

Sales
Syndicated loans	$9	$2	$2

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $4 million and $12 million as of December 31, 2012 and 2011, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% and 3% of total commercial mortgage loans at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$625	25%	$29	$618	25%	$—
Pacific	565	23	15	556	22	1
Mountain	262	11	12	275	11	11
East North Central	255	10	3	247	10	—
West North Central	216	9	—	224	9	1
Middle Atlantic	198	8	6	217	9	—
West South Central	159	6	4	173	7	2
New England	135	5	1	130	5	—
East South Central	66	3	2	65	2	—

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455		$2,473

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Retail	$822	33%	$41	$825	33%	$2
Office	597	24	—	669	27	2
Industrial	449	18	9	455	18	1
Apartments	415	17	13	358	14	—
Mixed use	42	2	—	42	2	—
Hotel	36	1	—	51	2	—
Other	120	5	9	105	4	10

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455			$2,473

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price takes into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management will update FICO scores and LTV ratios semiannually.

As of December 31, 2012, approximately 3% of residential mortgage loans had FICO scores below 640. At December 31, 2012, approximately 7% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of December 31, 2012. No other state represents more than 10% of the total residential mortgage loan portfolio. At December 31, 2012, the Company had $627 million of funding commitments for residential mortgage loans.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2012 and 2011 were $2 million and $1 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2012		2011

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	4	$13	10	$49
Syndicated loans	2	1	—	—

Total	6	$14	10	$49

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2012 and 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$2,413	$2,521	$2,349
Capitalization of acquisition costs	253	282	295
Amortization, excluding the impact of valuation assumptions review	(214)	(305)	(227)
Amortization, impact of valuation assumptions review	(11)	(31)	174
Impact of change in net unrealized securities gains	(68)	(54)	(70)

Balance at December 31	$2,373	$2,413	$2,521

The balances of and changes in DSIC were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$464	$545	$524
Capitalization of sales inducement costs	7	9	35
Amortization, excluding the impact of valuation assumptions review	(45)	(70)	(49)
Amortization, impact of valuation assumptions review	(13)	(11)	52
Impact of change in net unrealized securities gains	(9)	(9)	(17)

Balance at December 31	$404	$464	$545

8.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life Insurance Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $191.4 billion and $191.2 billion, respectively, of which $138.6 billion and $136.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Direct premiums	$656	$707	$681
Reinsurance ceded	(214)	(214)	(192)

Net premiums	$442	$493	$489

Policy and contract charges are presented on the Consolidated Statements of Income net of $84 million, $71 million and $67 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $196 million, $189 million and $166 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.6 billion and $1.5 billion related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Included in future policy benefits is $615 million and $629 million related to assumed reinsurance arrangements as of December 31, 2012 and 2011, respectively.

9.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in millions)	2012	2011

Fixed annuities	$16,075	$16,401
EIA accumulated host values	31	58
EIA embedded derivatives	2	2
Variable annuity fixed sub-accounts	4,843	4,852
Variable annuity GMWB	799	1,377
Variable annuity GMAB	103	237
Other variable annuity guarantees	13	14

Total annuities	21,866	22,941
VUL/UL insurance	2,760	2,662
IUL accumulated host values	59	4
IUL embedded derivatives	45	3
VUL/UL insurance additional liabilities	294	220
Other life, DI and LTC insurance	5,646	5,339

Total future policy benefits	30,670	31,169
Policy claims and other policyholders’ funds	132	121

Total future policy benefits and policy claims and other policyholders’ funds	$30,802	$31,290

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2012	2011

Variable annuity variable sub-accounts	$63,302	$57,556
VUL insurance variable sub-accounts	6,051	5,575
Other insurance variable sub-accounts	42	43

Total	$69,395	$63,174

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2012 and 2011, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. IUL is similar to UL in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like UL, there is a minimum guaranteed credited rate of interest. Unlike UL, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

RiverSource Life Insurance Company

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract		Weighted
	Total	Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Age

GMDB:
Return of premium	$45,697	$43,942	$61	63	$40,011	$38,275	$382	63
Five/six-year reset	11,233	8,722	115	63	11,631	9,118	350	63
One-year ratchet	7,367	6,933	106	65	7,233	6,777	479	64
Five-year ratchet	1,616	1,563	3	61	1,472	1,418	25	61
Other	912	885	62	68	759	732	93	68

Total — GMDB	$66,825	$62,045	$347	63	$61,106	$56,320	$1,329	63

GGU death benefit	$958	$907	$93	63	$920	$868	$78	63
GMIB	$425	$399	$72	66	$463	$433	$106	65
GMWB:
GMWB	$3,898	$3,880	$34	66	$3,887	$3,868	$236	65
GMWB for life	28,588	28,462	263	64	23,756	23,625	863	64

Total — GMWB	$32,486	$32,342	$297	64	$27,643	$27,493	$1,099	64

GMAB	$3,773	$3,762	$5	57	$3,516	$3,509	$63	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$6	$6	$204	$100	$15
Incurred claims	17	3	133	4	59
Paid claims	(18)	(1)	—	—	(6)

Balance at December 31, 2010	5	8	337	104	68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	$4	$9	$799	$103	$155

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2012	2011

Mutual funds:
Equity	$32,054	$30,738
Bond	26,165	23,862
Other	3,991	1,969

Total mutual funds	$62,210	$56,569

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2012 and 2011 of $150 million and $300 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. Prior to January 1, 2012, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. Prior to January 1, 2012, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2012 and 2011.

12.	BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $518 million and $521 million at December 31, 2012 and 2011, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2012 and 2011 was $501 million and $504 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2012 and 2011 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932
Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418
Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	45	—	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total future policy benefits	—	47	833	880	(1)
Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,068	$833	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $389 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

	December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,076	$1,342	$16,418
Residential mortgage backed securities	—	4,310	58	4,368
Commercial mortgage backed securities	—	3,615	16	3,631
State and municipal obligations	—	1,096	—	1,096
Asset backed securities	—	716	133	849
Foreign government bonds and obligations	—	144	—	144
U.S. government and agencies obligations	10	47	—	57
Other structured investments	—	—	14	14

Total Available-for-Sale securities: Fixed maturities	10	25,004	1,563	26,577
Common stocks	1	1	—	2
Trading securities	—	25	—	25
Cash equivalents	—	809	—	809
Other assets:
Interest rate derivative contracts	—	1,801	—	1,801
Equity derivative contracts	274	1,041	—	1,315
Credit derivative contracts	—	1	—	1
Foreign currency derivative contracts	—	7	—	7

Total other assets	274	2,850	—	3,124
Separate account assets	—	63,174	—	63,174

Total assets at fair value	$285	$91,863	$1,563	$93,711

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	3	—	3
GMWB and GMAB embedded derivatives	—	—	1,585	1,585

Total future policy benefits	—	5	1,585	1,590	(1)
Other liabilities:
Interest rate derivative contracts	—	1,198	—	1,198
Equity derivative contracts	297	734	—	1,031
Foreign currency derivative contracts	—	10	—	10

Total other liabilities	297	1,942	—	2,239

Total liabilities at fair value	$297	$1,947	$1,585	$3,829

(1)	The Company’s adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total		Derivatives

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	948 (2)
Other comprehensive income	12	10	7	2	1	32		—
Purchases	444	31	8	—	—	483		—
Sales	—	—	—	—	—	—		—
Issues	—	—	—	—	—	—		(188)
Settlements	(153)	(12)	—	(2)	—	(167)		(8)
Transfers into Level 3	10	25	146	22	—	203		—
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(833)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		908

(1)	Represents a $7 million loss included in net realized investment gains (losses) and a $1 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $26 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2010	$1,239	$2,868	$72	$119	$11	$4,309	$(299)
Total gains (losses) included in:
Net income	1	55	1	5	2	64 (1)	4 (2)
Other comprehensive income	30	202	10	10	—	252	—
Purchases, sales, issues and settlements, net	22	(428)	91	27	—	(288)	(126)
Transfers into Level 3	25	—	—	—	—	25	—
Transfers out of Level 3	—	—	(144)	(13)	—	(157)	—

Balance, December 31, 2010	$1,317	$2,697	$30	$148	$13	$4,205	$(421)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$—	$79	$—	$4	$—	$83	$—
Net realized investment gains (losses)	—	(26)	—	—	—	(26)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(15)

(1)	Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was $(82) million, $216 million and $36 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5% (2.2%	)
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases

RiverSource Life Insurance Company

(decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis. The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in millions)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568	$2,473	$2,650
Policy loans	752	—	—	725	725	739	713
Other investments	309	—	292	24	316	308	311
Restricted cash	86	86	—	—	86	26	26

Financial Liabilities
Future policy benefits	$14,701	$—	$—	$15,982	$15,982	$15,064	$16,116
Separate account liabilities	360	—	360	—	360	345	345
Line of credit with Ameriprise Financial	150	—	—	150	150	300	300
Borrowings under repurchase agreements	501	—	500	—	500	504	502
Other liabilities	144	—	—	142	142	267	263

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

RiverSource Life Insurance Company

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines (“FHLB”). The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer or lack of liquidity.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of borrowings under agreements to repurchase is classified as Level 2.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows and is classified as Level 3 as the discount rate is adjusted.

14.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $244 million, $222 million and $136 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $477 million, $530 million and $527 million for 2012, 2011 and 2010,

RiverSource Life Insurance Company

respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Cash dividends paid to Ameriprise Financial	$865	$750	$500
Non-cash dividends paid to Ameriprise Financial	—	850	—
Cash dividends received from RiverSource Life of NY	50	79	28
Cash dividends received from RTA	—	53	63

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s initiative to transition Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

Beginning in 2010, the Company’s taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Net amount due to Ameriprise Financial for federal income taxes were $17 million at December 31, 2012. Net amount due from Ameriprise Financial for federal income taxes were $86 million at December 31, 2011.

15.	STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $421 million and $(296) million as of December 31, 2012 and 2011, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2012	2011	2010

Statutory net gain (loss) from operations(1)	$2,189	$(475)	$1,200
Statutory net income (loss)(1)	1,976	(599)	1,112
Statutory capital and surplus	3,113	2,681	3,735

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

RiverSource Life Insurance Company

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in millions)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$646	$603	$861	$129
Cash collateral on OTC derivatives	(262)	(67)	(613)	(26)

Fair value of OTC derivatives after application of master netting agreements and cash collateral	384	536	248	103
Securities collateral on OTC derivatives	(355)	(532)	(186)	(95)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	29	4	62	8
Fair value of exchange-traded derivatives	96	—	155	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$125	$4	$217	$8

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution.

The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty. The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in millions)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$536	$103
Fair value of embedded derivative liabilities	880	1,590

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$1,416	$1,693

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$2,191	$1,801	Other liabilities	$1,486	$1,198
Equity contracts	Other assets	1,215	1,314	Other liabilities	1,792	1,031
Credit contracts	Other assets	—	1	Other liabilities	—	—
Foreign currency contracts	Other assets	6	7	Other liabilities	—	10
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	833	1,585

Total GMWB and GMAB		3,412	3,123		4,111	3,824

Other derivatives:
Equity
EIA embedded derivatives	Not applicable	—	—	Future policy benefits	2	2
IUL	Other assets	6	1	Other liabilities	1	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	45	3

Total other		6	1		48	5

Total derivatives		$3,418	$3,124		$4,159	$3,829

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$17	$709	$95
Equity contracts	Benefits, claims, losses and settlement expenses	(1,218)	326	(370)
Credit contracts	Benefits, claims, losses and settlement expenses	(2)	(12)	(44)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	(1)	(2)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	752	(1,165)	(121)

Total GMWB and GMAB		(452)	(144)	(440)

Other derivatives:
Interest rate
Tax hedge	Net investment income	1	—	—
Equity
GMDB	Benefits, claims, losses and settlement expenses	—	—	(4)
EIA	Interest credited to fixed accounts	1	(1)	2
EIA embedded derivatives	Interest credited to fixed accounts	1	1	7
IUL	Interest credited to fixed accounts	1	1	—
IUL embedded derivatives	Interest credited to fixed accounts	(4)	(3)	—

Total other		—	(2)	5

Total derivatives		$(452)	$(146)	$(435)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.1 billion and $104.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2013	$373	$57
2014	348	55
2015	320	54
2016	289	46
2017	238	41
2018-2027	785	104

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $10 million and $25 million at December 31, 2012 and 2011, respectively. The gross notional amount of IUL derivative contracts was $200 million and $12 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2012 and 2011, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2012, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2012 and 2011, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2012, 2011 and 2010, the amount recognized in earnings on cash flow hedges due to ineffectiveness was $1 million, nil and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income:

(in millions)	2012	2011	2010

Net unrealized derivative losses at January 1	$(26)	$(30)	$(34)
Reclassification of realized losses(1)	7	6	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(21)	$(26)	$(30)

(1)	Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is six years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $262 million and $635 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $387 million and $186 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $29 million and $61 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $364 million and $106 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $360 million and $98 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $4 million and $8 million, respectively.

RiverSource Life Insurance Company

17.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior periods. Management has determined that the effect of this correction is not material to the Consolidated Financial Statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Current income tax:
Federal	$197	$137	$(167)
State	7	3	3

Total current income tax	204	140	(164)

Deferred income tax:
Federal	(38)	51	360
State	(2)	(1)	(1)

Total deferred income tax	(40)	50	359

Total income tax provision	$164	$190	$195

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.7)	(12.6)	(7.8)
State taxes, net of federal benefit	0.4	0.1	0.1
Low income housing credit	(4.7)	(1.6)	(1.6)
Foreign tax credit, net of addback	(0.5)	(1.6)	(1.4)
Taxes applicable to prior years	(2.5)	—	(2.2)
Other, net	2.1	(0.5)	—

Income tax provision	20.1%	18.8%	22.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction, foreign tax credits and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to a $32 million out-of-period correction of tax related to securities lending activities partially offset by increased low income housing tax credits. See Note 1 for additional information on the out-of-period correction.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in millions)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$1,295	$1,589
Investment related	161	—
Capital loss and tax credit carryforwards	5	30
State net operating losses	5	4

Gross deferred income tax assets	1,466	1,623
Less: valuation allowance	(5)	(4)

Total deferred income tax assets	1,461	1,619

Deferred income tax liabilities:
Deferred acquisition costs	677	639
Net unrealized gains on Available-for-Sale securities	676	501
Investment related	—	190
Deferred sales inducement costs	142	180
Other	29	49

Gross deferred income tax liabilities	1,524	1,559

Net deferred income tax assets (liabilities)	$(63)	$60

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010

Balance at January 1	$134	$83	$(77)
Additions (reductions) based on tax positions related to the current year	1	(1)	—
Additions for tax positions of prior years	19	79	322
Reductions for tax positions of prior years	(77)	(7)	(196)
Settlements	(12)	(20)	34

Balance at December 31	$65	$134	$83

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $8 million, $12 million and $39 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a reduction of $3 million, an increase of $57 million and a reduction of $8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $30 million and $33 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $63 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2009 and remain open for the years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

RiverSource Life Insurance Company

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2012	2011	2010

Net unrealized securities gains	$161	$89	$181
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision	$159	$87	$179

18.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2012, the estimated liability was $26 million and the related premium tax asset was $19 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

S-6477 V (4/13)	© 2008-2013 RiverSource Life Insurance Company. All rights reserved.